                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-9555
                                  ---------------------------------------------

                        Commonfund Institutional Funds
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

          15 Old Danbury Road, Wilton, CT                         06897
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

           Verne Sedlacek, President and Chief Executive Officer
                    15 Old Danbury Road, Wilton, CT 06897
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  203-563-5000
                                                   ----------------------------

Date of fiscal year end: 04/30/03
                        --------------------------
Date of reporting period:  05/01/02 - 4/30/03
                         -------------------------

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ITEM 1. REPORTS TO STOCKHOLDERS.

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COMMONFUND INSTITUTIONAL FUNDS
ANNUAL REPORT APRIL 30, 2003

COMMONFUND

[GRAPHIC]

Letter to Shareholders
COMMONFUND INSTITUTIONAL FUNDS

June 27, 2003

SUBJECT: COMMONFUND INSTITUTIONAL FUNDS - ANNUAL REPORT

Dear Investor:

I'm happy to enclose Commonfund Institutional Funds Annual Report for the year ending April 30, 2003.

These funds continue to underscore Commonfund's commitment to serving the investment needs of nonprofit organizations such as your own.

A commitment which now enters its 34th year.

Thank you for your support.

Sincerely,

/s/ Robert L. Bovinette

Robert L. Bovinette
President and Chief Executive Officer

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TABLE OF CONTENTS

MANAGEMENT REVIEW                                             5

SCHEDULE OF INVESTMENTS
     CIF Core Equity Fund                                    13
     CIF Small Cap Growth Fund                               16
     CIF Small Cap Value Fund                                21
     CIF International Equity Fund                           26
     CIF Core Plus Bond Fund                                 31
     CIF Inflation-Indexed Bond Fund                         37
     CIF Low Duration Fund                                   38
     CIF Short Duration Fund                                 40

STATEMENTS OF ASSETS AND LIABILITIES                         44

STATEMENTS OF OPERATIONS                                     46

STATEMENTS OF CHANGES IN NET ASSETS                          48

FINANCIAL HIGHLIGHTS                                         52

NOTES TO FINANCIAL STATEMENTS                                56

REPORT OF INDEPENDENT AUDITORS                               61

FEDERAL TAX INFORMATION                                      62

DIRECTORS AND OFFICERS                                       63

INVESTMENT MANAGERS LIST                                     65

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This page is intended to be blank

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CIF CORE EQUITY FUND

Adviser: Commonfund Asset Management Company, Inc.
         (the "Investment Manager")

Sub-Advisers: Advanced Investment Technology, Inc.
              Iridian Asset Management LLC
              John A. Levin & Co., Inc.
              Marsico Capital Management LLC
              SSgA Funds Management, Inc., one of the State Street Global
                Advisor Companies

FUND OBJECTIVE
Long-term capital appreciation by investing in a portfolio of common stocks of large and medium capitalization U.S. companies.

FUND STRATEGY
The CIF Core Equity Fund invests primarily in a diversified portfolio of common stocks and securities convertible into common stocks of large and medium capitalization U.S. companies. Generally, these issuers will have market capitalizations in the range of the companies in the S&P 500 Composite Index, which is the benchmark index for the Fund. The Fund is designed to add value over its benchmark primarily through stock selection, rather than sector or style variance, with volatility similar to that of its benchmark index. The Fund seeks to achieve its investment objective through the construction of "core" and "satellite" portfolios. The "core" portfolio, which ordinarily will comprise approximately 40% of the Fund, utilizes a single Sub-Adviser to track the S&P 500 Composite Index in terms of sector, industry and capitalization, while adding value through stock selection. The remainder of the Fund is comprised of several "satellite" portfolios whose Sub-Advisers apply specific investment strategies, such as growth or value, which may deviate from the benchmark in terms of volatility, capitalization and sector selection. The Fund may use derivative instruments for both hedging and non-hedging purposes.

ANALYSIS
The CIF Core Equity Fund returned -14.65% for the twelve months ended April 30, 2003, trailing the S&P 500 index return of -13.31% by 134 basis points. The last year was punctuated by considerable market volatility, with the S&P 500 monthly returns ranging from -10.86% to +8.79%. The fourth calendar quarter, and in particular the months of October and November, marked a difficult turning point for the Fund. During the two month period, the S&P 500 posted strong results (+15.19%); however, the strength of the return was heavily weighted to a few sectors with fairly unattractive fundamentals. Two sectors, communication services (+48.35%) and technology (+40.65%) led the performance, while the remaining sectors lagged far behind, between +0.70% and +16.91%. The Fund was underweighted in both of the top performing sectors. While the pronounced technology related rally lost its momentum fairly quickly, the two month period left the Fund 324 basis points behind the S&P 500, and the CIF Core Equity Fund spent the remainder of the year attempting to overcome the deficit.

TOTAL RETURN (AS OF 4/30/03)

                                   ONE-YEAR       SINCE INCEPTION (1/2/01)
--------------------------------  -------------  -------------------------
CIF Core Equity Fund               -14.65%        -11.50%
S&P 500 Composite Index            -13.31%        -13.16%

[CHART]

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT

Growth of a $10,000 Investment in CIF Core Equity Fund (since inception), and the S&P 500 Composite Index

             CIF CORE EQUITY FUND   S&P 500 COMPOSITE INDEX
  1/2/2001               $ 10,000                  $ 10,000
 4/30/2001               $  9,591                  $  9,500
10/31/2001               $  8,280                  $  8,115
 4/30/2002               $  8,812                  $  8,302
10/31/2002               $  7,217                  $  6,890
 4/30/2003               $  7,520                  $  7,195

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. THE MARKET INDEX SHOWN ABOVE IS UNMANAGED AND DOES NOT INCUR EXPENSES. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND DO NOT REFLECT THE TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

CIF SMALL CAP GROWTH FUND

Adviser: Commonfund Asset Management Company, Inc.
         (the "Investment Manager")

Sub-Advisers: Artisan Partners, L.P.
              Constitution Research & Management, Inc.
              SSgA Funds Management, Inc., one of the State Street Global Advisor Companies
              Veredus Asset Management, LLC

FUND OBJECTIVE
Long-term capital appreciation by investing in a portfolio of growth oriented stocks of smaller capitalization U.S. companies.

FUND STRATEGY
The CIF Small Cap Growth Fund invests primarily in growth oriented equity securities of small U.S. companies. Generally, these issuers will have market capitalizations in the range of the companies in the Russell 2000 Growth Index, which is the benchmark index for the Fund. The Fund hires Sub-Advisers whose approaches to stock selection are complementary and are designed to add long-term value over the benchmark index. Short-term volatility may be greater than that of the benchmark index. The Fund seeks to achieve its investment objective through the construction of "core" and "satellite" portfolios. The "core" portfolio is intended to track the Russell 2000 Growth Index in terms of sector, industry and capitalization much more closely than the "satellite" portfolios. The "satellite" portfolios, in turn, are expected to generate greater amounts of longer term "alpha" (i.e., return in excess of that of the benchmark index) than the "core" portfolio, and are therefore expected to deviate more from the benchmark in terms of volatility, capitalization, and sector selection. The Fund may use derivative instruments for both hedging and non-hedging purposes.

ANALYSIS
The CIF Small Cap Growth Fund returned -28.02% for the year ended April 30, 2003, trailing the -23.50% return for the Russell 2000 Growth Index. The Fund continues to get hurt on a relative basis by undeweighting the financial sector and holding a market-like exposure to the technology sector. Financial stocks, a safe haven within the small cap area over the past year, only declined -2.3% for the year, and have been the best performing sector within the index. The Fund averaged an 8% underweight to this sector, as it focused on higher potential growth areas such as consumer cyclicals, technology and healthcare. Technology remained a significant portion of the small cap growth space and carried a weight of almost 25%. This was the 2nd worst performing sector in the index. As has been the case for the entire year, the Fund remains positioned to take advantage of an economic rebound.

The Fund effected two manager changes over the year ended April 30, 2003. CapitalWorks Investment Partners was removed from the Fund and SSgA Funds Management, Inc. was added to the Fund effective October 1, 2002.

TOTAL RETURN (AS OF 4/30/03)

                                   ONE-YEAR          SINCE INCEPTION (1/2/01)
--------------------------------  ----------------  -------------------------
CIF Small Cap Growth Fund          -28.02%           -19.89%
Russell 2000 Growth Index          -23.50%           -15.99%

[CHART]

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT

Growth of a $10,000 Investment in CIF Small Cap Growth Fund (since inception), and the Russell 2000 Growth Index

             CIF SMALL CAP GROWTH FUND       RUSSELL 2000 GROWTH INDEX
  1/2/2001                   $  10,000                       $  10,000
 4/30/2001                   $   9,610                       $   9,517
10/31/2001                   $   8,010                       $   7,886
 4/30/2002                   $   8,280                       $   8,706
10/31/2002                   $   5,740                       $   6,185
 4/30/2003                   $   5,960                       $   6,660

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. THE MARKET INDEX SHOWN ABOVE IS UNMANAGED AND DOES NOT INCUR EXPENSES. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND DO NOT REFLECT THE TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

CIF SMALL CAP VALUE FUND

Adviser: Commonfund Asset Management Company, Inc.
         (the "Investment Manager")

Sub-Advisers: High Rock Capital LLC
              Skyline Asset Management, L.P.
              SSgA Funds Management, Inc., one of the State Street Global
                Advisor Companies

FUND OBJECTIVE
Long-term capital appreciation by investing in a portfolio of value oriented common stocks of smaller capitalization U.S. companies.

FUND STRATEGY
The CIF Small Cap Value Fund invests primarily in value oriented equity securities of small U.S. companies. Generally, these issuers will have market capitalizations in the range of companies in the Russell 2000 Value Index, which is the benchmark index for the Fund. The Fund hires Sub-Advisers whose approaches to stock selection are complementary and are designed to add long-term value over the benchmark index. Short-term volatility may be greater than that of the benchmark index. The Fund seeks to achieve its investment objective through the construction of "core" and "satellite" portfolios. The "core" portfolio is intended to track the Russell 2000 Value Index in terms of sector, industry and capitalization much more closely than the "satellite" portfolios. The "satellite" portfolios, in turn, are expected to generate greater amounts of longer term "alpha" (i.e., return in excess of that of the benchmark index) than the "core" portfolio, and are therefore expected to deviate more from the benchmark in terms of volatility, capitalization, and sector selection. The Fund may use derivative instruments for both hedging and non-hedging purposes.

ANALYSIS
The CIF Small Cap Value Fund returned -21.91% for the year ended April 30, 2003, trailing the -18.84% return for the Russell 2000 Value Index. The overall sector weightings of the Fund mainly accounted for the relative underperformance during this period, as the Fund remains positioned in areas of the market that are expected to experience faster growth in an economic recovery, yet remain attractively valued. These sector weighting differences are most pronounced in financials (underweight by 7%), technology and consumer cyclicals (overweight by 6%). All told, sector allocation detracted 2.2% from relative results.

The Fund effected three manager changes over the year ended April 30, 2003. Martingale Asset Management, L.P. and NorthPointe Capital LLC were removed from the Fund and SSgA Funds Management, Inc. was added to the Fund effective October 1, 2002.

TOTAL RETURN (AS OF 4/30/03)

                                   ONE-YEAR           SINCE INCEPTION (1/2/01)
--------------------------------  -----------------  -------------------------
CIF Small Cap Value Fund           -21.91%            -1.89%
Russell 2000 Value Index           -18.84%             2.10%

[CHART]

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT

Growth of a $10,000 Investment in CIF Small Cap Value Fund (since inception), and the Russell 2000 Value Index

             CIF SMALL CAP VALUE FUND         RUSSELL 2000 VALUE INDEX
  1/2/2001                  $  10,000                        $  10,000
 4/30/2001                  $  10,751                        $  10,565
10/31/2001                  $   9,954                        $  10,024
 4/30/2002                  $  12,246                        $  12,935
10/31/2002                  $   9,024                        $   9,771
 4/30/2003                  $   9,563                        $  10,497

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. THE MARKET INDEX SHOWN ABOVE IS UNMANAGED AND DOES NOT INCUR EXPENSES. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND DO NOT REFLECT THE TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

CIF INTERNATIONAL EQUITY FUND

Adviser: Commonfund Asset Management Company, Inc.
         (the "Investment Manager")

Sub-Advisers: Capital Guardian Trust Company
              Grantham, Mayo, Van Otterloo & Co., LLC
              TT International Investment Management

FUND OBJECTIVE
Long-term capital appreciation by investing in a portfolio of equity securities of non-U.S. issuers.

FUND STRATEGY
The CIF International Equity Fund invests primarily in common stocks and other equity securities of foreign companies. The Fund generally invests in equity securities of non-U.S. issuers represented in the MSCI EAFE (Europe, Australasia, Far East) Index, which is the benchmark for the Fund and includes most developed countries in those regions. The Fund may also invest up to 10% of its assets in equity securities of issuers located in emerging markets. The Fund may use derivative instruments for both hedging and non-hedging purposes. The Fund seeks to achieve its investment objective through the construction of "core" and "satellite" portfolios. The "core" portfolio, which ordinarily will comprise approximately 50% of the Fund, utilizes a market-oriented Sub-Adviser with a strong bottom-up stock selection and sector allocation process that favors both value and growth stocks. "Satellite" portfolios whose Sub-Advisers apply a more targeted investment strategy, such as growth or value, and which may deviate more from the benchmark in terms of volatility and stock selection will comprise up to 50% of the Fund. The Fund may invest up to 10% of it's assets in a passively managed international equity index strategy.

ANALYSIS
The CIF International Equity Fund beat its benchmark by almost 200 basis points, returning -14.29% versus MSCI's EAFE Index return of -16.26%. The largest source of that better relative performance was, as we expected, stock selection. In such strongly negative markets, avoiding the big decliners was additive. This past year, fourteen of the Fund's 15 top contributors were underweights to stocks with large falls. These stocks were across sectors, but the Fund added the most value in financials, technology and telecom. A geographical perspective shows that country weights and stock selection helped relative performance, even including the drag on performance that the average 5% exposure to emerging markets provided. Underweighting the sharply declining Japan and picking good stocks in the UK and Germany were the biggest contributors to performance.

TOTAL RETURN (AS OF 4/30/03)

                                   ONE-YEAR          SINCE INCEPTION (1/2/01)
--------------------------------  ----------------  -------------------------
CIF International Equity Fund      -14.29%           -13.28%
MSCI EAFE Index                    -16.26%           -16.01%

[CHART]

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT

Growth of a $10,000 Investment in CIF International Equity Fund (since inception), and the MSCI EAFE Index

             CIF INTERNATIONAL EQUITY FUND   MSCI EAFE INDEX
  1/2/2001                       $  10,000         $  10,000
 4/30/2001                       $   9,411         $   9,228
10/31/2001                       $   7,732         $   7,531
 4/30/2002                       $   8,366         $   7,947
10/31/2002                       $   7,043         $   6,537
 4/30/2003                       $   7,171         $   6,655

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. THE MARKET INDEX SHOWN ABOVE IS UNMANAGED AND DOES NOT INCUR EXPENSES. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND DO NOT REFLECT THE TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

CIF CORE PLUS BOND FUND

Adviser: Commonfund Asset Management Company, Inc.
         (the "Investment Manager")

Sub-Advisers: BlackRock Advisors, Inc.
              Western Asset Management Company

FUND OBJECTIVE
High current income and price appreciation by investing in a diversified portfolio of primarily fixed income securities of varying maturities.

FUND STRATEGY
The CIF Core Plus Bond Fund invests primarily in investment grade bonds and other fixed income securities in an attempt to outperform the broad U.S. bond market. Investment grade securities are those rated in one of the four highest categories at the time of investment, or determined by a Sub-Adviser to be of equivalent quality. The Fund also may invest up to 20% of its assets in securities rated below investment grade, but in one of the six highest rating categories, and up to 20% of its assets in non-dollar denominated securities. The Sub-Advisors may invest in certain derivatives and may use certain techniques such as currency hedging, in order to outperform the broad market. The benchmark for the Fund is the Lehman Brothers Aggregate Bond Index. The Fund will be managed to have a targeted duration within a band of (+/-) 20% around the duration of the benchmark. The Fund seeks to achieve its investment objective by maintaining a core portfolio of securities that is aligned with the composition and duration of the Fund's benchmark index, which tracks the overall U.S. bond market. The Sub-Advisers then seek to add value by investing a portion of the Fund's assets in fixed income securities that are not represented in the benchmark and using investment techniques designed to overweight or underweight the Fund's portfolio relative to benchmark characteristics.

ANALYSIS
The CIF Core Plus Bond Fund returned 10.51% for the twelve months ended
April 30, 2003, compared to its benchmark, the Lehman Brothers Aggregate Bond Index that returned 10.48%. It was a tale of two very different six month periods. From May through October 2002, the bond market acted as though the world was ending. Corporate malfeasance, fears of a double dip recession and geopolitical risk weighed heavily on the markets. Corporate and emerging market debt spreads gapped wider as investors focused on safety and security. Starting in November, investors started to focus on value and the hunt for yield started. Flows into mutual funds continued to be significant throughout the early months of 2003. New issuance was thin and new cash was pushed into the secondary market. Credit markets experienced one of the strongest runs in history with investment grade, high yield and emerging markets debt spreads compressing dramatically. The net effect of this wild market ride was that the Fund recovered all it had lost on a dramatic round trip. The same holdings that caused the Fund to underperform during the summer, were the ones that propelled performance over the winter.

TOTAL RETURN (AS OF 4/30/03)

                                         ONE-YEAR      SINCE INCEPTION (1/2/01)
--------------------------------------  ------------  -------------------------
CIF Core Plus Bond Fund                  10.51%        8.50%
Lehman Brothers Aggregate Bond Index     10.48%        8.99%

[CHART]

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT

Growth of a $10,000 Investment in CIF Core Plus Bond Fund (since inception), and the Lehman Brothers Aggregate Bond Index

                                        LEHMAN BROTHERS AGGREGATE
             CIF CORE PLUS BOND FUND    BOND INDEX
  1/2/2001                 $  10,000                    $  10,000
 4/30/2001                 $  10,133                    $  10,260
10/31/2001                 $  10,824                    $  11,066
 4/30/2002                 $  10,946                    $  11,064
10/31/2002                 $  11,324                    $  11,718
 4/30/2003                 $  12,097                    $  12,224

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. THE MARKET INDEX SHOWN ABOVE IS UNMANAGED AND DOES NOT INCUR EXPENSES. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND DO NOT REFLECT THE TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

CIF INFLATION-INDEXED BOND FUND

Adviser: Commonfund Asset Management Company, Inc.
         (the "Investment Manager")

Sub-Adviser: Western Asset Management Company

FUND OBJECTIVE
Maximize real return to the extent consistent with preservation of capital and liquidity by investing in a portfolio of U.S. Treasury Inflation Indexed Securities of varying maturities.

FUND STRATEGY
The CIF Inflation-Indexed Bond Fund invests primarily in U.S. Treasury Inflation Indexed Securities. Inflation-indexed securities are fixed income securities that are structured to provide protection against inflation. The value of a bond's principal or the interest paid on the bond is adjusted to track changes in the U.S. Consumer Price Index. Up to 20% of the Fund may be invested in investment grade securities that are not indexed to inflation. Investment grade securities are those rated in one of the four highest categories at the time of investment, or determined by a Sub-Adviser to be of equivalent quality. The benchmark for the Fund is the Lehman Brothers U.S. TIPS Index. The Fund will normally maintain effective duration within (+/-)1.5 years of the Lehman Brothers U.S. TIPS Index.

ANALYSIS
For the twelve months ended April 30, 2003, the CIF Inflation-Indexed Bond Fund returned 14.22% compared to the Lehman Brothers U.S. TIPS Index's return of 14.68%. Relative value was lost from yield curve and duration management over the period.

Real yields continued to fall throughout the past twelve months, and have become more volatile. Real yields dropped sharply and yield curve steepened with five-year securities outperforming ten years and long bonds. The Fund continued to shorten duration to less-than-benchmark as the real yield on TIPS declined. Yield curve management continued to prove difficult as the real yield curve continued to flatten, outperforming the nominal yield curve. In this environment, creating extra duration at the front end of the yield curve is difficult without utilizing leverage, which the Fund does not allow.

TOTAL RETURN (AS OF 4/30/03)

                                         ONE-YEAR      SINCE INCEPTION (1/2/01)
--------------------------------------  ------------  -------------------------
CIF Inflation-Indexed Bond Fund           14.22%        11.27%
Lehman Brothers U.S. TIPS Index           14.68%        11.53%

[CHART]

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT

Growth of a $10,000 Investment in CIF Inflation-Indexed Bond Fund (since inception), and the Lehman Brothers U.S. TIPS Index

             CIF INFLATION-INDEXED BOND FUND   LEHMAN BROTHERS U.S. TIPS INDEX
  1/2/2001                         $  10,000                         $  10,000
 4/30/2001                         $  10,527                         $  10,540
10/31/2001                         $  10,990                         $  11,166
 4/30/2002                         $  11,233                         $  11,249
10/31/2002                         $  12,139                         $  12,177
 4/30/2003                         $  12,829                         $  12,900

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. THE MARKET INDEX SHOWN ABOVE IS UNMANAGED AND DOES NOT INCUR EXPENSES. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND DO NOT REFLECT THE TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

CIF LOW DURATION BOND FUND

Adviser: Commonfund Asset Management Company, Inc.
         (the "Investment Manager")

Sub-Advisers: Metropolitan West Asset Management Company
              Seix Investment Advisors

FUND OBJECTIVE
Preservation of capital with higher total return than is generally obtainable from money market instruments by investing in a diversified portfolio of investment grade bonds and other fixed income securities of varying maturities, while maintaining a portfolio duration between one and three years.

FUND STRATEGY
The CIF Low Duration Bond Fund invests primarily in a diversified portfolio of dollar denominated investment grade bonds, including obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, as well as corporate, asset-backed and mortgage-backed securities. Investment grade securities are those rated in one of the four highest categories at the time of investment, or determined by a Sub-Adviser to be of equivalent quality. The Fund may invest up to 20% of its assets in other fixed income securities, including non-dollar denominated securities and securities rated below investment grade at the time of purchase. The benchmark for the Fund is the Merrill Lynch 1-3 Year Treasury Index. The Fund will maintain an average portfolio duration of between one and three years.

ANALYSIS
For the twelve months ended April 30, 2003, the CIF Low Duration Fund returned 3.84% compared to the Merrill Lynch 1-3 Year Treasury Index's return of 5.39%. As the markets continued to be wary of various economic and geopolitical risks, two-year Treasury yields continued to plunge ever lower from 3.22% twelve months ago, to finish April 30, 2003 at 1.48%. That's a full 1.5% lower than year-over-year headline CPI during the same period. Fund exposures to corporate issues finally turned the corner as spreads sharply compressed over the second half of the fiscal year. Some of the depressed corporate holdings had staged an impressive recovery as the overly pessimistic market was finally shaken out in November. The Fund continued to maintain its shorter-than index duration primarily through exposure to mortgage and prepayment sensitive asset-backed securities. These exposures had performed poorly as lower rates sent refinancing speeds to record levels in March. The combined position was the primary contributor to fund underperformance as mortgages and home-equity loans did not realize price appreciation as yields continued to fall.

TOTAL RETURN (AS OF 4/30/03)

                                           ONE-YEAR    SINCE INCEPTION (1/2/01)
----------------------------------------  ----------  -------------------------
CIF Low Duration Bond Fund                   3.84%       5.38%
Merrill Lynch 1-3 Year Treasury Index        5.39%       6.34%

[CHART]

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT

Growth of a $10,000 Investment in CIF Low Duration Bond Fund (since inception), and the Merrill Lynch 1-3 Year Treasury Index

             CIF LOW DURATION BOND FUND   MERRILL LYNCH 1-3 YEAR TREASURY INDEX
  1/2/2001                    $  10,000                               $  10,000
 4/30/2001                    $  10,293                               $  10,303
10/31/2001                    $  10,757                               $  10,849
 4/30/2002                    $  10,882                               $  10,951
10/31/2002                    $  11,151                               $  11,379
 4/30/2003                    $  11,299                               $  11,541

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. THE MARKET INDEX SHOWN ABOVE IS UNMANAGED AND DOES NOT INCUR EXPENSES. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND DO NOT REFLECT THE TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

CIF SHORT DURATION FUND

Adviser: Commonfund Asset Management Company, Inc.
         (the "Investment Manager")

Sub-Advisers: Wellington Management Company, LLP
              Western Asset Management Company

FUND OBJECTIVE
Current interest income with some price appreciation, each consistent with liquidity and safety of principal by investing in a portfolio of U.S. Government securities and other high quality debt securities.

FUND STRATEGY
The CIF Short Duration Fund invests primarily in a diversified portfolio of securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities, obligations of U.S. and foreign commercial banks, corporate debt securities, including commercial paper, and fully collateralized repurchase agreements with highly rated counterparties. The fixed income securities acquired by the Fund may include mortgage-backed and asset-backed securities. The Fund will invest only in fixed income securities rated at the time of investment in one of the three highest rating categories by a major rating agency, or determined by a Sub-Adviser to be of equivalent quality. The benchmark for the Fund is the Merrill Lynch 3-Month U.S. Treasury Bill Index. The Fund's investment strategies are designed to produce a total rate of return that exceeds the total return on 90 day U.S. Treasury Bills. The Fund seeks to minimize fluctuations in net asset value by maintaining high credit quality standards and employing a relatively short effective duration. Duration is a measure of a security's price volatility, or risk, associated with changes in interest rates. The Fund's effective duration generally will not exceed one (1) year, and the maximum remaining maturity of any individual security will be five and one-half (5 1/2) years, except for certain mortgage-related and asset-backed securities.

ANALYSIS
The CIF Short Duration Fund returned 1.94% compared to 1.62% for the Merrill Lynch 3-Month Treasury Bill Index over the twelve months ended April 30, 2003. Concerns over corporate governance, U.S. economic health and military conflict continued to weigh on the markets, driving interest rates to ever lower levels. In contrast to last fall, corporate malfeasance, while still experienced in early 2003, had a more isolated effect on the corporate bond market, punishing only the wayward issuer, not the entire market. In general, corporate spreads raced tighter from November to April as the search for yield impacted the market with tremendous demand and little supply. The Fund benefited from exposure to longer dated securities as yields plunged in the intermediate sector of the yield curve. Holdings in corporate, mortgage and asset-backed securities continue to offer incremental yield and price appreciation adding value.

TOTAL RETURN (AS OF 4/30/03)

                                             ONE-YEAR    SINCE INCEPTION (5/1/00)
------------------------------------------  ---------   -----------------------
CIF Short Duration Fund                      1.94%         4.11%
Merrill Lynch 3-Month U.S. Treasury Bill     1.62%         3.63%

[CHART]

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT

Growth of a $10,000 Investment in CIF Short Duration Fund (since inception), and the Merrill Lynch 3-Month U.S. Treasury Bill Index

                                             MERRILL LYNCH 3-MONTH
             CIF SHORT DURATION FUND         U.S. TREASURY BILL INDEX
  5/1/2000                 $  10,000                        $  10,000
10/31/2000                 $  10,328                        $  10,310
 4/30/2001                 $  10,695                        $  10,627
10/31/2001                 $  10,961                        $  10,845
 4/30/2002                 $  11,071                        $  10,950
10/31/2002                 $  11,186                        $  11,053
 4/30/2003                 $  11,286                        $  11,128

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. THE MARKET INDEX SHOWN ABOVE IS UNMANAGED AND DOES NOT INCUR EXPENSES. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND DO NOT REFLECT THE TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

Schedule of Investments
COMMONFUND INSTITUTIONAL FUNDS
CIF CORE EQUITY FUND

April 30, 2003

 PAR VALUE OR SHARES   DESCRIPTION                                                   VALUE
------------------------------------------------------------------------------------------
COMMON STOCK 97.56%
                       BASIC INDUSTRIES 3.00%
              14,200   ALCAN ALUMINUM LTD                                   $      416,628
               2,800   ALCOA INC                                                    64,204
              12,200   BALL CORP                                                   685,152
               7,600   COOPER INDS INC CL A                                        281,960
              13,000   CROWN HLDGS INC*                                             68,900
               9,500   DOW CHEMICAL CO                                             310,080
              12,300   E I DU PONT DE NEMOURS & CO                                 523,119
               4,800   EASTMAN CHEMICAL CO                                         146,544
              10,900   FREEPORT MCMORAN COPPER & GOLD INC CL B                     188,679
               8,200   GEORGIA PACIFIC TIMBER GROUP                                126,608
               5,400   GOODRICH CO                                                  75,978
               4,700   INTL PAPER CO                                               168,025
               1,294   JACOBS ENGINEERING GROUP INC*                                53,248
               3,200   LUBRIZOL CORP                                               101,152
               4,700   LYONDELL CHEMICAL CO                                         68,385
              11,300   NEWELL RUBBERMAID INC                                       344,424
               1,700   PPG INDS INC                                                 82,467
               4,700   PRAXAIR INC                                                 272,976
               5,400   PRECISION CASTPARTS CORP                                    149,526
               1,100   PREMCOR INC*                                                 24,519
               3,900   SEALED AIR CORP*                                            167,115
               6,000   WEYERHAUSER CO                                              297,540
                                                                            --------------
                       TOTAL BASIC INDUSTRIES                               $    4,617,229

                       CAPITAL GOODS 8.56%
               3,600   3M CO                                                $      453,744
               1,400   ALLIANT TECHSYSTEMS INC*                                     75,208
               5,600   AMERICAN STD COS INC*                                       398,664
               3,200   AVX CORP                                                     34,016
               4,200   DANAHER CORP                                                289,716
               8,900   DEERE & CO                                                  391,867
               5,300   DOVER CORP                                                  152,322
               5,800   GENERAL DYNAMICS CORP                                       360,006
             205,890   GENERAL ELECTRIC CO                                       6,063,460
              11,200   HONEYWELL INTL INC                                          264,320
               7,800   INGERSOLL-RAND CO                                           343,824
               1,800   JOHNSON CONTROLS INC                                        148,032
              29,700   KONINKLIJKE PHILIPS ELECTRS NV SPON ADR                     554,796
               9,100   LOCKHEED MARTIN CORP                                        455,455
               3,100   MASCO CORP                                                   65,317
               7,000   MILLIPORE CORP*                                             239,050
                 500   NVR INC*                                                    178,875
               9,200   PACKAGING CORP OF AMERICA*                                  173,052
               1,800   PARKER HANNIFIN CORP                                         73,224
              12,100   ROCKWELL AUTOMATION INC                                     275,880
              12,800   SMURFIT-STONE CONTAINER CORP*                               180,096
               8,700   TEXTRON INC                                                 256,563
              39,000   THERMO ELECTRON CORP*                                       708,630
              65,400   TYCO INTL LTD                                             1,020,240
               1,800   VISHAY INTERTECHNOLOGY INC*                                  22,500
                                                                            --------------
                       TOTAL CAPITAL GOODS                                  $   13,178,857

                       CONSUMER DURABLES 4.14%
              15,100   BAYERISCHE MOTOREN WERKE AG                          $      503,357
               6,300   BLACK & DECKER CORP                                         259,875
              41,500   FORD MOTOR CO                                               427,450
              13,800   GENERAL MOTORS CORP                                         497,490
               6,200   GOODYEAR TIRE & RUBBER CO                                    35,464
               3,276   HARLEY DAVIDSON INC                                         145,585
              64,200   HOME DEPOT INC                                            1,805,946
               9,500   INGRAM MICRO INC CL A*                                       95,000
               3,000   KB HOME                                                     147,810
               2,300   LEAR CORP*                                                   91,402
              10,258   LENNAR CORP CL A                                            556,394
               1,065   LENNAR CORP CL B*                                            57,031
               2,800   LEXMARK INTL INC*                                           208,628
              21,040   LOWES CO INC                                                923,446
               6,832   MDC HLDGS INC                                               314,955
               6,200   NEWS CORP LTD PFD ORDINARY SHARES                           145,452
                 800   PENTAIR INC                                                  30,832
               2,500   PITNEY BOWES INC                                     $       87,775
                 800   RYLAND GROUP INC                                             43,384
                                                                            --------------
                       TOTAL CONSUMER DURABLES                              $    6,377,276

                       CONSUMER NON-DURABLES 8.33%
                 200   ADOLPH COORS CO CL B                                 $       10,706
              15,400   ALTRIA GROUP INC                                            473,704
              12,068   ANHEUSER BUSCH COS INC                                      601,952
              32,700   ARCHER DANIELS MIDLAND CO                                   362,316
               1,100   AVON PRODUCTS INC                                            63,987
              11,300   CAMPBELL SOUP CO                                            248,939
              16,400   COCA COLA CO                                                662,560
               9,200   COLGATE PALMOLIVE CO                                        525,964
               7,700   CONSTELLATION BRANDS INC*                                   206,437
              12,900   DEAN FOODS CO*                                              561,537
                 700   GILLETTE CO                                                  21,315
              19,300   H J HEINZ CO                                                576,684
               8,800   HASBRO INC                                                  140,800
                 800   HERSHEY FOODS CORP                                           52,200
               1,500   INTL GAME TECHNOLOGY*                                       129,450
               5,200   JONES APPAREL GROUP INC*                                    148,304
               8,000   KIMBERLY CLARK CORP                                         398,160
               4,900   KRAFT FOODS INC CL A                                        151,410
               3,200   LANCASTER COLONY CORP                                       136,736
               3,700   LIZ CLAIBORNE INC                                           120,361
              15,800   MATTEL INC                                                  343,492
              33,054   MONSANTO CO                                                 575,140
                 400   NIKE INC CL B                                                21,412
               3,000   PEPSI BOTTLING GROUP INC                                     61,620
              40,890   PEPSICO INC                                               1,769,719
              36,246   PROCTER & GAMBLE CO                                       3,256,703
               3,300   REEBOK INTL LTD*                                            102,498
              30,600   SARA LEE CORP                                               513,468
              11,400   SHERWIN WILLIAMS CO                                         317,832
               5,300   TYSON FOODS INC CL A                                         51,039
                 400   UST INC                                                      12,532
               3,400   VF CORP                                                     133,756
               3,600   VIAD CORP                                                    72,396
                                                                            --------------
                       TOTAL CONSUMER NON-DURABLES                          $   12,825,129

                       CONSUMER SERVICES 13.57%
              30,300   ACCENTURE LTD*                                       $      485,406
                 700   ADVANCE AUTO PARTS INC*                                      34,818
              51,850   AOL TIME WARNER INC*                                        709,308
               3,100   AUTOZONE INC*                                               250,511
              33,200   BEARINGPOINT INC*                                           271,244
               7,500   BECTON DICKINSON & CO                                       265,500
               6,258   BED BATH & BEYOND INC*                                      247,254
                 800   BEST BUY CO INC*                                             27,664
               1,900   BORDERS GROUP INC*                                           30,400
               3,600   BRUNSWICK CORP                                               78,588
               9,600   CARNIVAL CORP                                               264,864
                 400   CBRL GROUP INC                                               12,752
                 800   CDW COMPUTER CENTERS INC*                                    34,112
              27,200   CENDANT CORP*                                               388,416
              27,278   CLEAR CHANNEL COMMUNICATIONS INC*                         1,066,843
              16,348   COMCAST CORP CL A*                                          521,665
               4,500   COMCAST CORP SPECIAL CL A*                                  135,270
               1,300   COX RADIO INC CL A*                                          29,653
              14,600   DARDEN RESTAURANTS INC                                      255,646
               2,100   DIAL CORP                                                    43,743
               1,400   DOLLAR GENERAL CORP                                          20,356
              10,500   DUN & BRADSTREET CORP*                                      396,900
               7,900   EASTMAN KODAK CO                                            236,289
               7,822   EBAY INC*                                                   725,647
               7,588   ECHOSTAR COMMUNICATIONS CORP CL A*                          227,336
                 500   FAIR ISAAC CORP                                              26,040
               8,200   FEDERATED DEPT STORES INC*                                  251,084
               3,400   FORTUNE BRANDS INC                                          164,560
              11,671   FOUR SEASONS HOTELS INC                                     352,114
               5,400   H&R BLOCK INC                                               208,548
               3,300   HARRAHS ENTMT INC*                                          129,987

 PAR VALUE OR SHARES   DESCRIPTION                                                   VALUE
------------------------------------------------------------------------------------------
                 600   HEARST ARGYLE TELEVISION INC*                        $       14,454
               1,700   IKON OFFICE SOLUTIONS INC                                    13,192
               9,200   JC PENNEY CO INC                                            156,952
              37,500   LIBERTY MEDIA CORP CL A*                                    412,500
              33,400   LIMITED BRANDS                                              485,636
               6,600   MANDALAY RESORT GROUP*                                      174,372
              31,600   MCDONALDS CORP                                              540,360
                 300   MCGRAW HILL COS INC                                          17,517
               9,025   MGM MIRAGE*                                                 256,490
               2,900   OFFICE DEPOT INC*                                            36,714
               6,700   RADIO SHACK CORP                                            158,857
               1,700   ROSS STORES INC                                              64,430
              15,400   RR DONNELLEY & SONS CO                                      310,464
               1,800   STAPLES INC*                                                 34,272
               7,626   STARBUCKS CORP*                                             179,135
               9,700   SUPERVALUE INC                                              159,759
              21,909   TIFFANY & CO                                                607,756
               2,800   TIMBERLAND CO CL A*                                         139,972
              18,500   TJX COS INC                                                 356,125
              11,200   TRIBUNE CO                                                  548,576
              42,000   VIACOM INC*                                               1,823,220
               3,300   WALGREEN CO                                                 101,838
              71,200   WAL-MART STORES INC                                       4,009,984
              56,988   WALT DISNEY CO                                            1,063,396
              16,000   WASTE MGMT INC                                              347,520
               2,000   WHOLE FOODS MARKET INC*                                     118,720
               1,300   WINN DIXIE STORES INC                                        16,289
              30,790   WYNN RESORTS LTD*                                           520,043
              14,100   YUM! BRANDS INC*                                            348,270
                                                                            --------------
                       TOTAL CONSUMER SERVICES                              $   20,909,331

                       ENERGY 4.76%
               3,300   ANADARKO PETROLEUM CORP                              $      146,520
               5,675   APACHE CORP                                                 324,894
                 500   BJ SERVICES CO*                                              18,255
               8,100   BURLINGTON RES INC                                          375,111
               2,400   CENTERPOINT ENERGY INC                                       18,960
              11,249   CHEVRONTEXACO CORP                                          706,550
                 200   CONOCOPHILLIPS                                               10,060
              27,300   CONSTELLATION ENERGY GROUP INC                              799,344
             111,700   EXXON MOBIL CORP                                          3,931,840
              18,300   HALLIBURTON CO                                              391,803
               2,700   MARATHON OIL CORP                                            61,479
               3,700   OCCIDENTAL PETROLEUM CORP                                   110,445
               1,700   SEMPRA ENERGY INC                                            45,628
                 700   SUNOCO INC                                                   26,047
              13,100   UNOCAL CORP                                                 362,870
                                                                            --------------
                       TOTAL ENERGY                                         $    7,329,806

                       FINANCIAL SERVICES 18.54%
               1,300   AETNA INC                                            $       64,740
               7,900   AFLAC INC                                                   258,409
                 700   AG EDWARDS INC                                               20,881
               6,600   ALLMERICA FINL CORP*                                        100,980
              11,900   ALLSTATE CORP                                               449,701
               2,500   AMBAC FINANCIAL GROUP INC                                   145,875
              33,000   AMERICAN EXPRESS CO                                       1,249,380
              31,521   AMERICAN INTL GROUP INC                                   1,826,642
               9,800   AMSOUTH BANCORP                                             206,290
              24,200   AON CORP                                                    536,272
              30,100   BANK OF AMERICA CORP                                      2,228,905
              24,100   BANK OF NEW YORK INC                                        637,445
               1,900   BANK ONE CORP                                                68,495
               2,600   BEAR STEARNS COS INC                                        173,784
               1,900   CAPITAL ONE FINL CORP                                        79,553
               1,800   CHARLES SCHWAB CORP                                          15,534
               3,625   CHARTER ONE FINL INC                                        105,306
              17,100   CIGNA CORP                                                  894,330
              29,500   CIT GROUP INC                                               600,915
             116,341   CITIGROUP INC                                             4,566,384
                 200   COMERICA INC                                                  8,702
               2,700   E*TRADE GROUP INC*                                           14,850
              14,200   EQUIFAX INC                                          $      329,298
              21,730   FANNIE MAE                                                1,573,035
               2,700   FIDELITY NATIONAL FINL INC                                   92,880
                 700   FIRST TENNESSEE NATL CORP                                    30,660
              37,400   FLEETBOSTON FINL CORP                                       991,848
               2,900   FRANKLIN RESOURCES INC                                      101,152
               2,700   FREDDIE MAC                                                 156,330
              10,680   GOLDMAN SACHS GROUP INC                                     810,612
               1,700   GREENPOINT FINL CORP                                         81,192
               1,600   HARTFORD FINL SVCS GROUP INC                                 65,216
               1,000   HIBERNIA CORP CL A                                           18,120
              19,200   JOHN HANCOCK FINL SVCS INC                                  557,184
              43,490   JP MORGAN CHASE & CO INC                                  1,276,431
               3,634   LEHMAN BROTHERS HOLDINGS INC                                228,833
               6,700   LINCOLN NATL CORP                                           214,132
               9,700   MBNA CORP                                                   183,330
               3,700   MELLON FINL CORP                                             97,865
               1,500   MERCURY GEN CORP                                             66,000
               8,300   MERRILL LYNCH & CO INC                                      340,715
               3,200   METLIFE INC                                                  91,936
               2,000   MGIC INVESTMENT CORP                                         90,920
               2,200   MORGAN STANLEY                                               98,450
               1,900   NEUBERGER BERMAN INC                                         58,330
               5,700   NORTH FORK BANCORP INC                                      184,452
               1,700   NUVEEN INVESTMENTS INC CL A                                  41,650
                 700   PMI GROUP INC                                                21,574
               8,200   PNC FINL SVCS GROUP INC                                     359,980
               4,300   PROGRESSIVE CORP                                            292,400
                 900   PROTECTIVE LIFE CORP                                         25,857
              13,448   SLM CORP                                                  1,506,176
               6,800   ST PAUL COS INC                                             233,512
                 500   TORCHMARK CORP                                               19,375
               1,100   TRUSTMARK CORP                                               27,037
               5,100   UNIONBANCAL CORP                                            206,040
              37,800   UNUMPROVIDENT CORP                                          434,700
              55,958   US BANCORP                                                1,239,470
              15,900   WACHOVIA CORP                                               607,539
              14,800   WASHINGTON MUTUAL INC                                       584,600
               9,400   WELLS FARGO & CO                                            453,644
               2,600   WILLIS GROUP HOLDINGS LTD                                    81,094
               4,900   XL CAPITAL LTD CL A                                         403,270
                 400   ZIONS BANCORP                                                19,708
                                                                            --------------
                       TOTAL FINANCIAL SERVICES                             $   28,549,920

                       HEALTH CARE 15.76%
               5,100   ABBOTT LABS                                          $      207,213
              46,322   AMGEN INC*                                                2,840,002
                 500   ANTHEM INC*                                                  34,320
               3,600   BARR LABORATORIES INC*                                      200,160
               9,500   BIOGEN INC*                                                 360,905
               1,500   BOSTON SCIENTIFIC CORP*                                      64,575
              38,900   BRISTOL MYERS SQUIBB CO                                     993,506
               2,200   CARDINAL HEALTH INC                                         121,616
               6,700   CELGENE CORP*                                               178,287
               3,800   CEPHALON INC*                                               155,192
               1,900   CHIRON CORP*                                                 77,577
               4,200   CR BARD INC                                                 266,196
               1,300   DAVITA INC*                                                  26,806
              18,600   ELI LILLY & CO                                            1,187,052
               3,300   FOREST LABS INC CL A*                                       170,676
              19,368   GENENTECH INC*                                              735,790
               5,000   GENZYME CORP - GENL DIVISION*                               201,400
              13,600   GUIDANT CORP*                                               530,264
              22,292   HCA INC                                                     715,573
                 800   HEALTH NET INC*                                              20,872
                 700   HILLENBRAND INDS INC                                         34,930
              11,200   ICN PHARMACEUTICALS INC                                      98,000
               8,664   IDEC PHARMACEUTICALS CORP*                                  283,746
               4,000   INVITROGEN CORP*                                            130,800
              40,754   JOHNSON & JOHNSON                                         2,296,895
              10,900   LABORATORY CORP OF AMERICA HLDGS*                           321,114
              18,000   MANOR CARE INC*                                             350,100

 PAR VALUE OR SHARES   DESCRIPTION                                                   VALUE
------------------------------------------------------------------------------------------
               1,600   MCKESSON CORP                                        $       44,384
               8,300   MEDTRONIC INC                                               396,242
              32,900   MERCK & CO INC                                            1,914,122
               8,800   MYLAN LABS INC                                              248,776
               9,800   OXFORD HEALTH PLANS INC*                                    286,846
             128,000   PFIZER INC                                                3,936,000
              16,437   QUEST DIAGNOSTICS INC*                                      982,111
               1,900   QUINTILES TRANSNATIONAL CORP*                                26,695
              11,700   SCHERING PLOUGH CORP                                        211,770
               2,300   ST JUDE MED INC*                                            120,658
              18,700   TENET HEALTHCARE CORP*                                      277,508
              20,484   UNITED HEALTH GROUP INC                                   1,887,191
               5,619   VIASYS HEALTHCARE INC*                                       91,028
               3,200   WATSON PHARMACEUTICALS INC*                                  93,024
               4,700   WELLPOINT HEALTH NETWORK INC*                               356,918
               3,100   WYETH                                                       134,943
              14,070   ZIMMER HOLDINGS INC*                                        659,883
                                                                            --------------
                       TOTAL HEALTH CARE                                    $   24,271,666

                       REAL ESTATE (PUBLICLY TRADED) 0.03%
               1,300   PUBLIC STORAGE INC                                   $       41,795
                                                                            --------------
                       TOTAL REAL ESTATE (PUBLICLY TRADED)                  $       41,795

                       TECHNOLOGY 16.42%
               7,100   AGILENT TECHNOLOGIES INC*                            $      113,742
              16,500   AMKOR TECHNOLOGY INC*                                       124,905
               1,400   ANALOG DEVICES INC*                                          46,368
               7,600   APPLIED MATERIALS INC*                                      110,960
               4,900   ARROW ELECTRONICS INC*                                       82,712
              10,080   AT&T CORP                                                   171,864
               2,600   AT&T WIRELESS SVCS INC*                                      16,796
               8,700   AUTOMATIC DATA PROCESSING INC                               292,581
               6,900   BEA SYS INC*                                                 73,899
               2,600   BMC SOFTWARE INC*                                            38,792
             147,926   CISCO SYS INC*                                            2,224,807
               3,400   CITRIX SYS INC*                                              64,464
               8,200   COMPUTER ASSOC INTL INC                                     133,168
              49,848   DELL COMPUTER CORP*                                       1,441,106
               4,200   DST SYS INC*                                                128,940
              12,688   ELECTRONIC ARTS INC*                                        752,018
              46,600   EMC CORP*                                                   423,594
              19,600   FIRST DATA CORP                                             768,908
               1,300   FISERV INC*                                                  38,272
               4,100   GENERAL MOTORS CORP CL H*                                    48,380
              25,501   HEWLETT PACKARD CO                                          415,666
              22,000   IBM CORP                                                  1,867,800
              88,560   INTEL CORP                                                1,629,504
               7,622   INTUIT INC*                                                 295,581
               1,900   KLA TENCOR CORP*                                             77,900
               5,600   L 3 COMMUNICATIONS HLDGS INC*                               248,640
               1,300   LINEAR TECHNOLOGY CORP                                       44,811
                 800   MAXIM INTEGRATED PRODS INC                                   31,432
               3,700   MICROCHIP TECHNOLOGY INC                                     76,923
             166,680   MICROSOFT CORP                                            4,262,008
              43,700   MOTOROLA INC                                                345,667
              14,500   NATIONAL SEMICONDUCTOR CORP*                                271,585
              72,574   NEXTEL COMMUNICATIONS INC CL A*                           1,073,369
                 700   NOVELLUS SYS INC*                                            19,628
             103,058   ORACLE CORP*                                              1,224,329
               1,100   QLOGIC CORP*                                                 48,389
               7,200   QUALCOMM INC                                                229,608
               5,000   QWEST COMMUNICATIONS INTL INC*                               18,850
              20,400   RAYTHEON CO                                                 610,572
              29,600   SBC COMMUNICATIONS INC                                      691,456
               1,100   SCIENTIFIC ATLANTA INC                                       17,875
               1,600   SPRINT CORP (FON GROUP)                                      18,416
              15,400   STORAGE TECHNOLOGY CORP*                                    380,688
               7,700   SUNGARD DATA SYS INC*                                       165,550
               1,700   SYMANTEC CORP*                                               74,715
               7,500   TEKTRONIX INC*                                              140,775
               1,500   TELEPHONE & DATA SYS INC                                     64,635
              45,700   TEXAS INSTRUMENTS INC                                       844,993
               3,400   TOTAL SYSTEM SERVICES INC                            $       62,900
               9,000   UNITED STATES CELLULAR CORP*                                216,450
              11,700   UNITED TECHNOLOGIES CORP                                    723,177
               6,100   VERISIGN INC*                                                75,762
                 700   VERITAS SOFTWARE CO*                                         15,407
              42,000   VERIZON COMMUNICATIONS INC                                1,569,960
               6,700   XILINX INC*                                                 181,369
               6,700   YAHOO! INC*                                                 166,026
                                                                            --------------
                       TOTAL TECHNOLOGY                                     $   25,298,692

                       TRANSPORTATION 1.87%
               3,600   BURLINGTON NORTHERN SANTA FE CORP                    $      101,376
               6,600   CNF INC                                                     200,244
              18,800   CSX CORP                                                    601,224
              21,705   FEDEX CORP                                                1,299,695
               1,200   NORFOLK SOUTHERN CORP                                        25,452
               8,232   RYANAIR HOLDINGS PLC SPON ADR*                              326,563
               3,363   RYDER SYS INC                                                83,537
               3,900   UNITED PARCEL SVC INC CL B                                  242,268
                                                                            --------------
                       TOTAL TRANSPORTATION                                 $    2,880,359

                       UTILITIES 2.58%
               3,400   ALLETE INC                                           $       80,784
                 600   ALLTEL CORP                                                  28,116
              43,500   BELLSOUTH CORP                                            1,108,815
               3,500   DPL INC                                                      48,440
               7,100   DUKE ENERGY CORP                                            124,889
               2,400   EDISON INTL*                                                 35,016
              28,450   EL PASO CORP                                                213,375
               6,500   ENTERGY CORP                                                302,965
              17,300   EXELON CORP                                                 917,592
               5,097   FIRSTENERGY CORP                                            171,922
               3,800   FPL GROUP INC                                               231,306
               4,300   KEYSPAN CORP                                                145,641
              12,300   MIRANT CORP*                                                 40,713
               3,600   PG&E CORP*                                                   53,928
               1,700   PINNACLE WEST CAPITAL CORP                                   56,474
               1,200   PPL CORP                                                     43,440
               1,900   PUBLIC SERVICE ENTERPRISE GROUP INC                          73,093
              42,500   WILLIAMS COS INC                                            295,375
                                                                            --------------
                       TOTAL UTILITIES                                      $    3,971,884

                                                                            --------------
TOTAL COMMON STOCK (COST $155,533,061)                                      $  150,251,944

PREFERRED STOCK 0.12%
                       CONSUMER DURABLES 0.12%
                 488   PORSCHE AG PFD                                       $      179,721
                                                                            --------------
                       TOTAL CONSUMER DURABLES                              $      179,721

                                                                            --------------
TOTAL PREFERRED STOCK (COST $221,513)                                       $      179,721

                                                                            --------------
TOTAL INVESTMENTS AT VALUE 97.68% (COST $155,754,574)                          150,431,665

                                                                            --------------
OTHER ASSETS IN EXCESS OF LIABILITIES 2.32%                                      3,579,301

                                                                            --------------
NET ASSETS 100.00%                                                          $  154,010,966

FORWARD AND SPOT CONTRACTS

                        DELIVER                        COST ON
SETTLEMENT          IN EXCHANGE       UNITS OF     ORIGINATION              NET UNREALIZED
DATE                    FOR USD       CURRENCY            DATE      VALUE     DEPRECIATION
------------------------------------------------------------------------------------------
Sales
5/5/03                      EUR         58,648        $ 65,388   $ 65,444            $ (56)

See Notes to Financial Statements.

SPON ADR  Sponsored American Depository Receipt

*Non-income producing security.

Currency Code Key

EUR       EURO

Schedule of Investments
COMMONFUND INSTITUTIONAL FUNDS
CIF SMALL CAP GROWTH FUND

April 30, 2003

 PAR VALUE OR SHARES   DESCRIPTION                                                   VALUE
------------------------------------------------------------------------------------------
COMMON STOCK 97.27%
                       BASIC INDUSTRIES 2.18%
               4,000   ACTUANT CORP CL A*                                   $      148,400
               2,300   AIRGAS INC*                                                  46,529
                 200   ARCH COAL INC                                                 3,616
                 400   BIO-RAD LABORATORIES INC CL A*                               18,700
                 300   CLARCOR INC                                                  11,223
               2,800   ENTEGRIS INC*                                                32,116
               1,800   FERRO CORP                                                   42,552
               1,700   GEORGIA GULF CORP                                            38,420
               1,600   GLATFELTER CO                                                18,320
                 600   GRANITE CONSTRUCTION INC                                     10,080
               3,000   HECLA MINING CO*                                             11,220
                 600   LAWSON PRODUCTS INC                                          16,200
                 400   MAVERICK TUBE CORP*                                           7,116
               4,600   OLIN CORP                                                    83,352
               2,300   PENFORD CORP                                                 31,027
              12,100   PIONEER NAT RES CO*                                         289,432
                 300   ROYAL GOLD INC                                                4,788
                 700   SCHWEITZER-MAUDUIT INTL INC                                  15,323
                 400   SIMPSON MANUFACTURING CO INC*                                14,048
               7,800   SPARTECH CORP                                               168,870
               2,600   ST JOE CO                                                    76,180
               1,300   STEEL DYNAMICS INC*                                          15,730
              19,300   SUREBEAM CORP CL A*                                          55,584
                 300   SURMODICS INC*                                               10,902
               1,700   SYMYX TECHNOLOGIES INC*                                      26,554
               2,200   WAUSAU-MOSINEE PAPER CORP                                    23,408
                                                                            --------------
                       TOTAL BASIC INDUSTRIES                               $    1,219,690

                       CAPITAL GOODS 7.80%
               1,900   ACTEL CORP*                                          $       37,639
               1,400   ACUITY BRANDS INC                                            21,322
                 100   ADVANCED POWER TECHNOLOGY INC*                                  394
               1,500   ALBANY INTL CORP CL A                                        35,610
               2,200   AMETEK INC                                                   82,940
              13,700   ATMI INC*                                                   289,056
                 800   BALDOR ELECTRIC CO                                           17,792
               1,300   BARNES GROUP INC                                             27,352
               1,100   BEL FUSE INC CL B                                            21,670
               2,400   BENCHMARK ELECTRONICS INC*                                   62,280
               1,700   BRIGGS & STRATTON CORP                                       76,738
                 700   CARLISLE COS INC                                             31,752
              15,500   COGNEX CORP*                                                339,295
               9,400   CYMER INC*                                                  268,370
               7,700   DOCUMENTUM INC*                                             141,603
               7,400   DSP GROUP INC*                                              154,660
                 600   ELECTRO SCIENTIFIC INDS INC*                                  8,058
                 300   EMCOR GROUP INC*                                             15,321
               4,700   ESCO TECHNOLOGIES INC*                                      184,287
                 200   FLIR SYS INC*                                                10,416
              19,500   GENESIS MICROCHIP INC*                                      334,620
                 800   GLOBAL POWER EQUIPMENT GROUP INC*                             4,792
              10,200   HYDRIL CO*                                                  242,862
                 500   INTERMAGNETICS GENERAL CORP*                                  9,715
                 200   INVISION TECHNOLOGIES INC*                                    4,752
                 400   ITRON INC*                                                    8,008
               1,000   KAYDON CORP                                                  22,300
               1,800   LINCOLN ELECTRIC HLDGS INC                                   34,576
                 500   MANITOWAC INC                                                 9,300
              10,300   MANUFACTURERS SVCS LTD*                                      39,655
                 200   MATTHEWS INTL CORP CL A                                       4,712
               1,776   MEDIS TECHNOLOGIES LTD*                                      13,904
               1,200   NORDSON CORP                                                 30,312
               6,900   PLANAR SYSTEMS INC*                                         121,371
              20,300   PLEXUS CORP*                                                206,654
               1,400   REMEC INC*                                                    6,930
                 400   ROGERS CORP*                                                 13,240
                 400   ROPER INDS INC                                               12,236
              24,300   SKYWORKS SOLUTIONS INC*                                     130,005
              15,200   STERICYCLE INC*                                             597,208
              12,400   TECHNITROL INC*                                             195,796
               1,200   THOMAS & BETTS CORP*                                 $       18,972
                 200   TREX CO INC*                                                  8,204
               3,500   TRIMBLE NAVIGATION LTD*                                      88,375
               1,100   VARIAN INC*                                                  34,771
               1,600   VICOR CORP*                                                  10,752
               1,900   WABTEC CORP                                                  23,294
               6,900   WASTE CONNECTIONS INC*                                      232,116
               1,400   WILSON GREATBATCH TECHNOLOGIES INC*                          45,906
                 600   WOODWARD GOVERNOR CO                                         22,212
                                                                            --------------
                       TOTAL CAPITAL GOODS                                  $    4,354,105

                       CONSUMER DURABLES 7.40%
                 300   ACTION PERFORMANCE COS INC                           $        5,547
               2,100   BEASLEY BROADCAST GROUP INC CL A*                            23,457
                 300   BOYD GAMING CORP*                                             4,275
                 700   CABOT MICROELECTRONICS CORP*                                 30,254
              14,600   D R HORTON INC                                              346,020
               5,800   DATASTREAM SYS INC*                                          50,692
               1,700   DOMINION HOMES INC*                                          29,240
               2,100   DOUBLECLICK INC*                                             18,060
                 600   GK SERVICES INC CL A                                         16,398
                 300   GROUP 1 AUTOMOTIVE INC*                                       8,253
               9,400   HOVNANIAN ENTERPRISES INC CL A*                             374,120
               5,900   HUGHES SUPPLY INC                                           165,613
                 400   INFORMATION HLDGS INC*                                        6,960
               1,800   INTER-TEL INC                                                29,610
              12,100   KB HOME                                                     596,167
                 600   KRONOS INC*                                                  27,372
               5,700   LIN TV CORP CL A*                                           136,287
               5,400   MANHATTAN ASSOCS INC*                                       130,626
               5,500   MAPICS INC*                                                  33,000
               3,500   MARVEL ENTERPRISES INC*                                      58,940
               8,400   MDC HLDGS INC                                               387,240
                 600   OSHKOSH TRUCK CORP                                           33,600
               2,800   PC CONNECTION INC*                                           19,712
              10,600   PULTE HOMES INC                                             614,694
               9,700   RYLAND GROUP INC                                            526,031
               1,300   SPARTAN MOTORS INC                                           12,168
               8,600   STANDARD PACIFIC CORP                                       260,150
               1,300   STANLEY FURNITURE CO INC                                     32,162
               2,400   STEIN MART INC*                                              13,128
                 300   STRATTEC SECURITY CORP*                                      14,943
                 200   SUPERIOR INDS INTL INC                                        7,912
                 900   THOR INDS INC                                                28,782
               1,400   TORO CO                                                      52,234
               4,300   WESCO INTERNATIONAL INC*                                     18,662
                 500   WINNEBAGO INDS INC                                           18,510
                                                                            --------------
                       TOTAL CONSUMER DURABLES                              $    4,130,819

                       CONSUMER NON-DURABLES 1.54%
               2,700   AMERICAN ITALIAN PASTA CO CL A*                      $      119,070
              11,800   CHATTEM INC*                                                161,306
               3,200   CHIQUITA BRANDS INTL INC*                                    43,040
               1,100   DEL MONTE FOODS CO*                                           8,745
               1,100   DELTA & PINE LAND CO                                         25,586
                 700   DRESS BARN INC*                                              10,514
               1,700   ELIZABETH ARDEN INC*                                         21,590
               1,300   FLOWERS FOODS INC                                            36,790
               2,500   INTERSTATE BAKERIES CORP                                     26,175
               1,200   JARDEN CORP*                                                 35,400
               1,600   JM SMUCKER CO                                                58,048
                 400   MOTHERS WORK INC*                                            10,036
               1,200   NASH FINCH CO                                                15,000
               1,000   OSHKOSH B'GOSH INC CL A                                      30,380
               3,000   PAYLESS SHOESOURCE INC*                                      47,580
                 300   PEET'S COFFEE & TEA INC*                                      5,103
                 900   QUIKSILVER INC*                                              29,340
               1,700   REGIS CORP                                                   48,161
                 400   SANDERSON FARMS INC                                           7,584
               2,100   STANDARD REGISTER CO                                         36,288
                 500   WD 40 CO                                                     13,225
               3,200   WILD OATS MKTS INC*                                          34,624

 PAR VALUE OR SHARES   DESCRIPTION                                                   VALUE
------------------------------------------------------------------------------------------
               1,800   YANKEE   CANDLE COMPANY (THE) INC*                   $       39,438
                                                                            --------------
                       TOTAL CONSUMER NON-DURABLES                          $      863,023

                       CONSUMER SERVICES 15.77%
               3,400   1-800-FLOWERS.COM INC*                               $       25,976
               2,900   ADVISORY BOARD CO*                                          106,198
              31,300   ALLIANCE GAMING CORP*                                       499,861
               1,100   AMBASSADORS GROUP INC*                                       13,805
              14,900   AMN HEALTHCARE SVCS INC*                                    135,590
               1,400   ANN TAYLOR STORES CORP*                                      33,124
               1,700   ARBITRON INC*                                                57,902
                 800   BLYTH INC                                                    21,104
               1,300   BRIGHT HORIZONS FAMILY SOLUTIONS INC*                        39,039
               1,300   CACI INTL INC CL A*                                          45,409
                 500   CALIFORNIA PIZZA KITCHEN INC*                                10,080
               6,800   CBRL GROUP INC                                              216,784
                 400   CHARLES RIVER ASSOCIATES INC*                                 8,656
              12,800   CHICO'S FAS INC*                                            311,552
               7,800   CHRISTOPHER & BANKS CORP*                                   196,248
              14,200   CLAIRES STORES INC                                          369,058
               1,000   CN MAXIMUS INC*                                              24,100
               2,000   COINSTAR INC*                                                36,580
               6,700   COMPUTER PROGRAMS & SYSTEMS*                                129,377
               2,200   CORINTHIAN COLLEGES INC*                                    100,738
               1,300   CORP EXECUTIVE BOARD CO*                                     53,287
               1,000   COST PLUS INC*                                               30,730
               7,000   COSTAR GROUP INC*                                           155,820
               1,300   CPI CORP                                                     17,355
               7,100   DICK'S SPORTING GOODS INC*                                  213,923
               2,777   DIGITAS INC*                                                 11,108
               2,400   EXELIXIS INC*                                                20,446
               2,500   FIRST CONSULTING GROUP INC*                                  12,575
               1,200   FORRESTER RESEARCH INC*                                      18,576
                 300   FRED'S INC                                                    9,735
               1,200   FTI CONSULTING INC*                                          54,300
               2,000   GARTNER GROUP INC CL A*                                      15,880
               3,100   GENENCOR INTL INC*                                           34,255
              18,700   GUITAR CTR INC*                                             433,092
               2,000   GYMBOREE CORP*                                               33,420
              22,200   HIBBETT SPORTING GOODS INC*                                 602,952
                 600   HOLLINGER INTL INC                                            5,580
               1,800   HOLLYWOOD ENTMT CORP*                                        31,950
              14,200   HOT TOPIC INC*                                              347,190
               1,200   IDINE REWARDS NETWORK INC*                                   11,700
               7,300   IMCO RECYCLING INC*                                          50,370
               1,000   ISLE OF CAPRI CASINOS INC*                                   12,910
               2,100   ITT EDL SVCS INC*                                            61,950
                 300   JACK IN THE BOX INC*                                          5,340
                 300   JO-ANN STORES INC*                                            7,800
               2,200   JOHN H HARLAND CO                                            52,690
                 800   K SWISS INC CL A                                             23,784
                 200   KELLY SERVICES INC                                            4,630
               1,100   KENNETH COLE PRODUCTIONS INC CL A*                           25,355
              11,900   KROLL INC*                                                  265,370
               3,000   LABOR READY INC*                                             19,350
               6,500   LEAPFROG ENTERPRISES INC*                                   173,550
               1,500   LEARNING TREE INTL INC*                                      21,945
               7,800   LINENS 'N THINGS INC*                                       165,282
               2,100   MACROVISION CORP*                                            37,107
                 500   MARTHA STEWART LIVING OMNIMEDIA INC CL A*                     4,340
               2,600   MEMBERWORKS INC*                                             57,018
              11,100   MENS WEARHOUSE INC*                                         184,815
               3,000   MOVIE GALLERY INC*                                           55,473
               1,800   NAUTILUS GROUP INC                                           22,860
               1,200   NEW ENGLAND BUSINESS SVC INC                                 30,540
                 600   NU SKIN ENTERPRISES INC                                       5,400
               1,300   ON ASSIGNMENT INC*                                            6,240
               1,150   PACIFIC SUNWEAR OF CALIFORNIA INC*                           26,254
               1,300   PANERA BREAD CO*                                             44,239
               1,400   PAPA JOHN'S INTL INC*                                        33,292
                 300   PENN NATL GAMING INC*                                         5,859
              13,100   PETSMART INC*                                               198,203
               5,300   PF CHANGS CHINA BISTRO INC*                          $      222,070
              17,900   PHOTRONICS INC*                                             225,003
               1,700   PLAYBOY ENTERPRISES INC CL B*                                16,524
               1,400   PREPAID LEGAL SVCS INC*                                      32,284
               1,200   PRG-SCHULTZ INTL INC*                                         7,656
                 700   PROBUSINESS SVCS INC*                                         9,863
               1,900   QUIXOTE CORP                                                 34,656
               1,100   R H DONNELLEY CORP*                                          32,846
               5,600   RARE HOSPITALITY INTL INC*                                  163,128
               1,400   RC2 CORP*                                                    22,232
               8,400   REGAL ENTMT GROUP CORP CL A                                 164,640
              32,000   REGENT COMMUNICATIONS INC*                                  191,680
               3,500   RIGHT MGMT CONSULTANTS INC*                                  43,750
                 400   RYAN'S FAMILY STEAK HOUSE INC*                                4,956
               1,300   SCHOOL SPECIALTY INC*                                        24,141
                 600   SCP POOL CORP*                                               19,806
                 300   SHOE CARNIVAL INC*                                            4,365
               9,100   SHUFFLE MASTER INC*                                         208,390
               2,000   SONIC CORP*                                                  54,020
                 500   SOTHEBY'S HLDGS INC CL A*                                     4,395
               2,900   SOURCECORP*                                                  45,820
               4,200   SPANISH BROADCASTING SYS INC CL A*                           32,214
               5,400   SPORTS AUTHORITY INC*                                        46,602
               7,500   STAGE STORES INC*                                           156,900
              11,000   STATION CASINOS INC*                                        237,710
               1,900   STRAYER EDUCATION INC                                       123,576
               4,500   TELETECH HLDGS INC*                                          18,360
               2,800   TETRA TECH INC*                                              43,400
               8,100   TOO INC*                                                    150,336
               6,800   TRACTOR SUPPLY CO*                                          287,980
                 800   TRANSKARYOTIC THERAPIES INC*                                  4,801
                 300   TUESDAY MORNING CORP*                                         7,014
                 400   VALUEVISION MEDIA INC CL A*                                   5,076
                 700   WHITEHALL JEWELLERS INC*                                      6,349
               1,400   WORLD FUEL SVCS CORP                                         29,988
               1,200   WORLD WRESTLING ENTMT INC*                                   10,896
                 800   YOUNG BROADCASTING INC CL A*                                 13,448
                                                                            --------------
                       TOTAL CONSUMER SERVICES                              $    8,803,896

                       ENERGY 8.26%
                 700   ADVANCED ENERGY INDS INC*                            $        6,727
               7,500   CABOT OIL & GAS CORP CL A                                   183,750
               4,400   CARBO CERAMICS INC                                          165,528
               9,200   CHESAPEAKE ENERGY CORP                                       74,152
              11,200   CIMAREX ENERGY CO*                                          220,640
               1,400   ENERGY CONVERSION DEVICES INC*                               13,342
                 800   EVERGREEN RESOURCES INC*                                     38,040
                 800   FRONTIER OIL CORP                                            13,536
              41,100   GLOBAL INDS LTD*                                            182,484
               3,300   GREY WOLF INC*                                               13,365
              28,100   KEY ENERGY SVCS INC*                                        282,967
              10,700   LONE STAR TECHNOLOGIES INC*                                 227,161
               1,200   OCEANEERING INTL INC*                                        27,072
               2,200   PATINA OIL & GAS CORP                                        75,966
              10,500   PATTERSON-UTI ENERGY INC*                                   347,445
               7,200   POGO PRODUCING CO                                           285,120
              32,400   PRIDE INTL INC*                                             502,848
               9,800   ST MARY LAND & EXPLORATION CO                               251,076
              34,500   SUPERIOR ENERGY SVCS INC*                                   312,225
               1,000   TETRA TECHNOLOGIES INC*                                      26,600
              20,900   ULTRA PETROLEUM CORP*                                       209,000
               9,800   UNIT CORP*                                                  192,080
              31,400   VARCO INTL INC*                                             552,326
               1,400   VINTAGE PETROLEUM INC                                        13,692
               6,700   WESTPORT RESOURCES CORP*                                    139,628
              14,200   W-H ENERGY SVCS INC*                                        255,600
                                                                            --------------
                       TOTAL ENERGY                                         $    4,612,370

                       FINANCIAL SERVICES 7.01%
                 700   ALLEGIANT BANCORP INC                                $       12,047
               3,900   AMERITRADE HLDG CORP CL A*                                   19,578
                 700   BKF CAPITAL GROUP INC*                                       11,865

 PAR VALUE OR SHARES   DESCRIPTION                                                   VALUE
------------------------------------------------------------------------------------------
               1,600   BOSTON PRIVATE FINL HLDGS INC                        $       30,160
               5,800   BROOKLINE BANCORP INC                                        77,546
                 500   CAMDEN NATIONAL CORP                                         12,675
               1,000   CENTURY BANCORP INC                                          25,820
               7,400   COBALT CORP*                                                121,730
               3,000   COMMUNITY FIRST BANKSHARES INC                               80,763
               2,900   CREDIT ACCEPTANCE CORP*                                      22,388
               1,000   DIGITAL INSIGHT CORP*                                        16,160
               1,800   DIME COMMUNITY BANCSHARES                                    41,508
                 900   EAST WEST BANCORP INC                                        30,465
                 200   FARMERS CAPITAL BANK CORP                                     6,572
                 300   FINANCIAL INSTITUTIONS INC                                    6,591
              11,600   FIRST AMERICAN CORP                                         307,400
               2,100   FIRST BANCORP                                                64,827
               1,700   FIRST COMMUNITY BANCORP                                      50,643
                 400   FIRST ESSEX BANCORP INC                                      14,000
                 900   FIRST STATE BANCORP                                          22,059
               2,100   FLAGSTAR BANCORP INC                                         69,510
                 900   FLUSHING FINL CORP                                           17,190
                 300   FRONTIER FINL CORP                                            8,127
               1,700   GOLD BANC CORP INC                                           14,960
               6,600   GREATER BAY BANCORP                                         105,600
                 600   HANMI FINL CORP                                              10,020
                 300   HARLEYSVILLE NATL CORP                                        7,950
               1,900   HILB ROGAL & HAMILTON CO                                     67,545
               2,500   INDEPENDENT BANK CORP                                        50,700
                 300   INTERCHANGE FINL SVCS CORP                                    5,355
               9,000   IPC HLDGS LTD                                               309,150
                 300   IRWIN FINANCIAL CORP                                          7,110
               9,100   JEFFERIES GROUP INC                                         353,262
               3,800   KNIGHT TRADING GROUP INC*                                    19,228
              15,700   LENDINGTREE INC*                                            222,469
               1,600   LOCAL FINL CORP*                                             24,000
                 400   MB FINL INC                                                  15,028
                 200   MERCHANTS BANCSHARES INC                                      4,670
               4,000   MFA MTG INVESTMENTS INC                                      37,480
               1,100   MIDWEST BANC HLDGS INC                                       19,789
               4,700   NARA BANCORP INC                                             69,283
               2,900   NBT BANCORP INC                                              52,751
               1,700   NETBANK INC                                                  16,966
               1,600   NEW CENTURY FINL CORP                                        58,928
                 925   ORIENTAL FINL GROUP INC                                      22,755
               3,800   PACIFIC UNION BANK CORP*                                     49,400
                 600   PENNROCK FINANCIAL SERVICES CORP                             17,790
               5,500   PLATINUM UNDERWRITERS HLDGS LTD                             145,475
              11,700   PORTFOLIO RECOVERY ASSOCIATES INC*                          319,293
                 500   PROASSURANCE CORP*                                           12,945
               2,500   PROVIDENT BANKSHARES CORP                                    63,500
               5,600   RLI CORP                                                    165,480
               2,400   S&T BANCORP INC                                              66,120
               6,700   SELECTIVE INS GROUP INC                                     168,103
                 200   SOUTHWEST BANCORP OF TEXAS INC*                               6,796
                 500   STATE BANCORP INC                                             9,390
               5,000   STATEN ISLAND BANCORP INC                                    85,800
                 880   STERLING BANCORP                                             24,042
                 700   TRIAD GUARANTY INC*                                          27,888
                 300   TRUST CO OF NEW JERSEY                                        8,406
               1,200   UNITED BANKSHARES INC                                        34,656
               1,200   UNITED NATL BANCORP                                          30,960
               1,600   WESTCORP INC                                                 33,920
               1,200   WFS FINL INC*                                                27,251
               2,000   ZENITH NATIONAL INS CORP                                     51,500
                                                                            --------------
                       TOTAL FINANCIAL SERVICES                             $    3,913,338

                       HEALTH CARE 23.33%
               2,400   ADOLOR CORP*                                         $       33,576
               4,200   ADVANCED NEUROMODULATION SYS INC*                           175,854
               6,200   AFFYMETRIX INC*                                             115,010
                 900   ALBANY MOLECULAR RESEARCH INC*                               10,386
              69,500   ALIGN TECHNOLOGY INC*                                       521,250
               2,600   ALKERMES INC*                                                25,948
              14,000   AMERICAN MEDICAL SYS HLDGS INC*                             222,180
              16,000   AMERIGROUP CORP*                                     $      465,920
                 500   AMSURG CORP*                                                 12,985
               1,600   AMYLIN PHARMACEUTICALS INC*                                  30,640
                 100   ANALOGIC CORP                                                 4,775
                 900   ANTIGENICS INC*                                               8,856
               1,600   APPLERA CORP - CELERA GENOMICS GROUP*                        16,800
               3,300   APRIA HEALTHCARE GROUP INC*                                  77,385
              18,600   ARTHOCARE CORP*                                             284,208
                 500   ATRIX LABS INC*                                               8,780
               4,000   BIOMARIN PHARMACEUTICALS INC*                                43,920
               1,700   BIOSITE INC*                                                 72,556
               1,000   BONE CARE INTL INC*                                           7,760
                 700   CANTEL MEDICAL CORP*                                          9,555
              53,500   CARDIAC SCIENCE INC*                                        126,260
              19,300   CENTENE CORP*                                               618,275
               6,900   CHARLES RIVER LABS INTL INC*                                187,335
               7,600   CIMA LABS INC*                                              183,540
              27,900   CLOSURE MED CORP*                                           503,595
              10,200   COMMUNITY HEALTH SYS INC*                                   193,800
               1,300   CONMED CORP*                                                 22,646
               9,800   CONNETICS CORP*                                             165,522
               2,600   COOPER COS INC                                               72,540
              12,800   COVANCE INC*                                                226,944
               8,200   COVENTRY HEALTH CARE INC*                                   334,724
               6,900   CTI MOLECULAR IMAGING INC*                                  126,684
               1,700   CYBERONICS INC*                                              38,811
               1,300   DIVERSA CORP*                                                13,442
               4,600   ENDO PHARMACEUTICAL HLDGS INC*                               75,992
               1,600   ENZO BIOCHEM INC*                                            23,952
               1,100   ENZON INC*                                                   15,092
               8,200   EON LABS INC*                                               251,248
              32,900   EPIX MEDICAL INC*                                           314,195
               6,900   GENTIVA HEALTH SVCS INC                                      63,066
               1,200   GERON CORP*                                                   5,556
                 200   HAEMONETICS CORP*                                             3,546
               2,500   HANGER ORTHOPEDIC GROUP INC*                                 25,775
               5,300   HARVARD BIOSCIENCE INC*                                      17,967
               1,400   HEALTHTRONICS SURGICAL SVCS INC*                             11,214
                 400   ICU MEDICAL INC*                                             12,712
               2,400   IDEXX LABS INC*                                              93,600
               7,600   IGEN INTL INC*                                              276,260
               1,700   ILEX ONCOLOGY INC*                                           22,763
               1,800   IMCLONE SYS INC*                                             32,832
                 600   IMMUCOR INC*                                                 12,318
              11,500   IMPAC MEDICAL SYSTEMS INC*                                  204,930
               1,100   IMPAX LABORATORIES INC*                                       6,468
                 300   INAMED CORP*                                                 11,187
                 800   INTEGRA LIFESCIENCES CORP*                                   21,352
                 900   INTERMUNE INC*                                               18,297
               1,100   INTUITIVE SURGICAL INC*                                       6,864
                 700   INVACARE CORP                                                22,365
               2,200   ISIS PHARMACEUTICALS INC*                                    12,166
               1,400   IVERNESS MEDICAL INNOVATIONS INC*                            25,900
               4,800   IXIA*                                                        29,232
                 400   KEITHLEY INSTRUMENTS INC                                      4,880
              16,300   KENSEY NASH CORP*                                           354,851
               7,100   KOS PHARMACEUTICALS INC*                                    144,840
                 600   KYPHON INC*                                                   5,664
              18,100   LABONE INC CL A*                                            341,185
               1,200   LIGAND PHARMACEUTICALS CL B*                                 10,680
               1,300   MEDICINES CO*                                                26,715
               7,700   MEDICIS PHARMACEUTICAL CORP CL A*                           443,828
               4,200   MENTOR CORP                                                  77,742
               4,700   MERIT MEDICAL SYS INC*                                       92,073
                 600   MGI PHARMA INC*                                               8,664
               8,100   MID ATLANTIC MEDICAL SVCS INC*                              352,755
               1,500   MOLECULAR DEVICES CORP*                                      18,825
               2,500   NASSDA CORP*                                                 14,650
               2,200   NATURE'S SUNSHINE PRODS INC                                  20,834
               3,300   NBTY INC*                                                    51,150
               2,300   NEUROCRINE BIOSCIENCES INC*                                 104,075
                 200   NEUROGEN CORP*                                                  774

 PAR VALUE OR SHARES   DESCRIPTION                                                   VALUE
------------------------------------------------------------------------------------------
                 300   NOVEN PHARMACEUTICALS INC*                           $        2,889
                 400   NPS PHARMACEUTICALS INC*                                      7,620
              13,500   ODYSSEY HEALTHCARE INC*                                     348,840
               2,500   ORTHOLOGIC CORP*                                              8,450
                 800   OSI PHARMACEUTICALS INC*                                     16,800
              21,500   PDI INC*                                                    239,725
              20,200   PEDIATRIX MEDICAL GROUP INC*                                643,774
                 300   PERRIGO CO                                                    4,608
               1,700   PHARMACEUTICAL RESOURCES INC*                                74,715
                 800   POLYMEDICA CORP                                              29,800
              11,000   POSSIS MEDICAL INC*                                         211,200
               8,700   PRIORITY HEALTHCARE CORP CL B*                              198,360
              18,200   PROVINCE HEALTHCARE CO*                                     182,000
               2,200   Q-MED INC*                                                   13,244
                 700   REGENERON PHARMACEUTICALS INC*                                4,431
               1,000   REHABCARE GROUP INC*                                         17,480
              10,600   RESMED INC*                                                 388,808
               5,300   RESPIRONICS INC*                                            203,626
              24,000   RITA MEDICAL SYS INC*                                        68,640
                 900   SANGSTAT MEDICAL CORP*                                       11,340
               1,600   SELECT MEDICAL CORP*                                         27,072
               4,100   SEPRACOR INC*                                                78,515
               1,000   SEROLOGICALS CORP*                                            9,230
               1,900   SIERRA HEALTH SVCS INC*                                      31,540
               1,400   TANOX INC*                                                   22,120
               2,200   TARO PHARMACEUTICAL INDS LTD*                               100,672
               5,300   TECHNE CORP*                                                117,713
              30,000   THORATEC CORP*                                              412,500
               5,900   UNITED SURGICAL PARTNERS INTL INC*                          109,327
               9,500   VCA ANTECH INC*                                             159,495
                 500   VENTANA MED SYS INC*                                         11,455
              20,200   VISTACARE INC CL A*                                         409,050
               3,300   VISX INC*                                                    51,678
               1,000   VITAL SIGN INC                                               28,500
                 200   WEST PHARMACEUTICAL SVCS INC                                  4,770
               1,200   WRIGHT MEDICAL GROUP INC*                                    22,776
               3,200   ZOLL MEDICAL CORP*                                          103,360
                                                                            --------------
                       TOTAL HEALTH CARE                                    $   13,029,619

                       REAL ESTATE (PUBLICLY TRADED) 1.04%
               1,000   CBL & ASSOCIATES PPTYS INC                           $       42,450
                 600   CHELSEA PPTY GROUP INC                                       23,796
               6,300   CROWN AMERICAN REALTY TRUST                                  64,386
               2,700   FEDERAL REALTY INV TRUST                                     83,214
                 500   FRIEDMAN BILLINGS RAMSEY GROUP INC CL A                       5,490
               2,800   GLIMCHER REALTY TRUST                                        57,848
               7,100   INNKEEPERS USA TRUST                                         53,534
               2,000   JONES LANG LASALLE INC*                                      30,140
                 300   MACERICH CO                                                   9,900
                 600   MANUFACTURED HOME COMMUNITIES REIT                           19,224
               4,300   NATIONWIDE HEALTH PPTYS INC                                  60,200
               1,900   SHURGARD STORAGE CENTERS INC                                 62,073
               2,100   VENTAS INC                                                   27,300
               1,500   WASHINGTON REAL ESTATE INV TR                                39,210
                                                                            --------------
                       TOTAL REAL ESTATE (PUBLICLY TRADED)                  $      578,765

                       TECHNOLOGY 19.46%
              19,100   ACTIVCARD CORP*                                      $      180,495
              26,900   AEROFLEX INC*                                               144,722
                 900   ALTIRIS INC*                                                 14,670
               3,100   AMERICAN MNGT SYS INC*                                       38,130
                 300   ANSYS INC*                                                    7,935
               5,000   ANTEON INTL CORP*                                           118,400
               3,800   ARIBA INC*                                                   12,388
               1,500   ARTISAN COMPONENTS INC*                                      29,655
               3,900   ASIAINFO HLDGS INC*                                          16,926
               1,600   AVID TECHNOLOGY INC*                                         43,952
               5,800   AVOCENT CORP*                                               171,796
              44,500   AXCELIS TECHNOLOGIES INC*                                   252,760
                 400   BLACK BOX CORP                                               12,700
              14,600   BORLAND SOFTWARE CORP*                                      132,422
               1,900   COHU INC                                                     34,219
               4,300   COMMONWEALTH TELEPHONE ENTERPRISES INC*              $      170,925
                 600   CONCORD COMMUNICATIONS INC*                                   7,578
              11,400   COVANSYS CORP*                                               27,360
              30,600   CRAY INC*                                                   231,030
               2,000   CREE INC*                                                    39,900
              27,600   DENDRITE INTL INC*                                          282,624
              20,400   DIGITAL RIVER INC*                                          341,088
               7,300   DRS TECHNOLOGIES INC*                                       204,473
                 400   DYNAMICS RESEARCH CORP*                                       3,928
                 700   ECHELON CORP*                                                 9,170
               1,750   ENGINEERED SUPPORT SYS INC                                   60,777
               5,300   ERESEARCH TECHNOLOGY INC*                                   157,940
              19,900   ESPEED INC*                                                 259,695
               2,200   ESS TECHNOLOGY INC*                                          15,224
                 900   EXAR CORP*                                                   13,275
               2,200   EXTREME NETWORKS INC*                                         9,306
               1,800   F5 NETWORKS INC*                                             24,768
               3,500   FACTSET RESEARCH SYSTEMS INC                                121,800
               4,100   FALCONSTOR SOFTWARE INC*                                     16,277
                 400   FEI CO*                                                       7,316
              10,900   FIDELITY NATL INFORMATION SOLUTIONS INC*                    191,295
               1,600   FILENET CORP*                                                24,624
               6,000   FOUNDRY NETWORKS INC*                                        65,280
              24,000   FREEMARKETS INC*                                            156,480
               3,400   GENERAL BINDING CORP*                                        27,200
               1,500   GENERAL COMMUNICATION INC CL A*                               9,287
                 300   GLOBAL IMAGING SYS INC*                                       5,550
              20,600   GLOBESPAN VIRATA INC*                                       125,042
              30,300   HARRIS INTERACTIVE INC*                                     145,137
                 500   HELIX TECHNOLOGY CORP                                         5,760
              12,700   HYPERION SOLUTIONS CORP*                                    359,156
               5,700   INET TECHNOLOGIES INC*                                       45,714
               3,100   INFORTE CORP*                                                19,840
               4,600   INFOUSA INC*                                                 24,288
               9,800   INTEGRATED CIRCUIT SYSTEMS INC*                             212,856
                 600   INTEGRATED DEFENSE TECHNOLOGIES INC*                          8,562
               2,300   INTERDIGITAL COMMUNICATIONS CORP*                            51,819
               4,300   INTERGRAPH CORP*                                             87,720
                 500   INTERNET SECURITY SYS INC*                                    6,560
                 600   J2 GLOBAL COMMUNICATIONS INC*                                17,718
                 500   JDA SOFTWARE GROUP INC*                                       5,630
               4,300   KEANE INC*                                                   41,452
               1,300   KEYNOTE SYS INC*                                             12,259
                 800   KOPIN CORP*                                                   3,848
               2,700   LATTICE SEMICONDUCTOR CORP*                                  23,436
               2,800   LITTELFUSE INC*                                              54,768
              21,300   MAGMA DESIGN AUTOMATION INC*                                319,500
               8,900   MANTECH INTERNATIONAL CORP CL A*                            138,840
               3,000   MCDATA CORP CL A*                                            31,740
               1,200   MENTOR GRAPHICS CORP*                                        12,504
               1,300   MERCURY COMPUTER SYS INC*                                    27,300
              18,200   MERCURY INTERACTIVE CORP*                                   617,708
              30,600   MICREL INC*                                                 358,326
               1,700   MRO SOFTWARE INC*                                            14,569
               1,400   MYKROLIS CORP*                                               11,228
              53,700   NETEGRITY INC*                                              254,538
               1,000   NETFLIX INC*                                                 22,900
               1,600   NETIQ CORP*                                                  22,048
               2,500   NETSCOUT SYS INC*                                             6,525
                 600   NETSCREEN TECHNOLOGIES INC*                                  12,168
               3,100   NEXTEL PARTNERS INC CL A*                                    18,011
               1,300   OAK TECHNOLOGY INC*                                           6,331
               1,600   OMNIVISION TECHNOLOGIES INC*                                 38,848
                 300   OVERTURE SVCS INC*                                            3,210
               2,100   PACKETEER INC*                                               27,468
              48,700   PARAMETRIC TECHNOLOGY CORP*                                 160,710
              14,433   PARTHUSCEVA INC*                                             61,340
               1,900   PAXAR CORP*                                                  19,627
               2,200   PER SE TECHNOLOGIES INC*                                     19,206
               2,800   PHOENIX TECHNOLOGIES LTD*                                    12,684
               3,900   PINNACLE SYS INC*                                            36,855
               1,000   PIXELWORKS INC*                                               7,450

 PAR VALUE OR SHARES   DESCRIPTION                                                   VALUE
------------------------------------------------------------------------------------------
               3,000   PLANTRONICS INC*                                     $       55,500
               2,700   POWER INTEGRATIONS INC*                                      59,756
               1,800   POWERWAVE TECHNOLOGIES INC*                                   7,236
               4,500   PRICE COMMUNICATIONS CORP*                                   54,945
               3,600   PROGRESS SOFTWARE CORP*                                      70,164
               1,700   QRS CORP*                                                     8,840
               2,300   QUEST SOFTWARE INC*                                          24,610
               1,200   RADISYS CORP*                                                10,152
               4,900   RAMBUS INC*                                                  70,070
               2,800   RED HAT INC*                                                 16,800
                 500   RENAISSANCE LEARNING INC*                                     9,525
               2,800   RETEK INC*                                                   17,500
              10,500   RUDOLPH TECHNOLOGIES INC*                                   158,655
              12,300   SAFENET INC*                                                291,018
               2,700   SANDISK CORP*                                                65,340
               3,300   SCANSOFT INC*                                                17,061
                 400   SCANSOURCE INC*                                               7,964
               3,800   SEMITOOL INC*                                                17,404
               6,300   SEMTECH CORP*                                               100,170
              30,300   SERENA SOFTWARE INC*                                        477,528
              12,300   SILICON IMAGE INC*                                           73,554
               2,300   SILICON LABORATORIES INC*                                    65,435
               1,400   SILICONIX INC*                                               39,550
              11,100   SIMPLETECH INC*                                              31,080
              17,600   SINA CORP*                                                  173,536
                 900   SPECTRALINK CORP*                                             7,038
                 600   STANDARD MICROSYSTEMS CORP*                                   7,596
                 600   SUREWEST COMMUNICATIONS                                      15,906
               1,800   SYKES ENTERPRISES INC*                                        8,172
               1,400   SYNPLICITY INC*                                               4,928
                 200   SYNTEL INC*                                                   3,000
               1,200   TAKE-TWO INTERACTIVE SOFTWARE INC*                           27,000
               1,900   TALX CORP                                                    24,168
              18,400   TEKELEC*                                                    197,984
                 500   THQ INC*                                                      7,065
               9,300   TOLLGRADE COMMUNICATIONS INC*                               134,943
               6,000   TRANSACTION SYS ARCHITECTS INC CL A*                         41,700
               1,900   TRIZETTO GROUP INC*                                          10,260
               5,700   TTM TECHNOLOGIES INC*                                        26,847
               2,800   UNITED ONLINE INC*                                           62,608
               1,100   UNIVERSAL ELECTRONICS INC*                                   11,506
              12,300   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCS INC*                  283,515
               1,300   VEECO INSTRUMENTS INC*                                       20,917
               1,500   VERINT SYS INC*                                              29,477
               1,300   VERITY INC*                                                  21,489
               2,200   VITALWORKS INC*                                               7,700
              48,700   WATCHGUARD TECHNOLOGIES INC*                                214,280
               2,000   WEBEX COMMUNICATIONS INC*                                    20,600
               2,200   WEBMETHODS INC*                                              22,132
              12,100   WEBSENSE INC*                                               172,667
              21,400   WESTERN DIGITAL CORP*                                       199,662
              18,900   WESTERN WIRELESS CORP CL A*                                 115,668
               2,200   WIND RIVER SYS INC*                                           7,282
               1,600   WIRELESS FACILITIES INC*                                     11,136
               1,100   ZORAN CORP*                                                  19,569
                                                                            --------------
                       TOTAL TECHNOLOGY                                     $   10,868,747

                       TRANSPORTATION 2.38%
               2,900   AIRTRAN HLDGS INC*                                   $       22,765
               2,600   ATLANTIC COAST AIRLINES HLDGS INC*                           21,710
              10,100   CONTINENTAL AIRLINES INC CL B*                               92,112
              26,900   DELTA AIR LINES INC                                         344,051
               2,900   EGL INC*                                                     46,516
               1,600   FORWARD AIR CORP*                                            40,256
               3,900   GENESEE & WYOMING INC CL A*                                  67,470
              10,300   GULFMARK OFFSHORE INC*                                      135,960
               4,650   JETBLUE AIRWAYS CORP*                                       146,150
                 400   KNIGHT TRANSPORTATION INC*                                    9,640
               1,000   LANDSTAR SYS INC*                                            62,130
              11,100   PACER INTL INC*                                             176,490
               5,700   US FREIGHTWAYS CORP                                         162,507
                                                                            --------------
                       TOTAL TRANSPORTATION                                 $    1,327,757

                       UTILITIES 1.10%
               1,000   BLACK HILLS CORP                                     $       28,480
               8,700   CAL DIVE INTL INC*                                          140,070
              13,800   HEADWATERS INC*                                             226,320
               2,700   UGI CORP                                                     85,320
                 400   WESTERN GAS RESOURCES INC                                    14,672
              17,000   WILLIAMS COS INC                                            118,150
                                                                            --------------
                       TOTAL UTILITIES                                      $      613,012

                                                                            --------------
TOTAL COMMON STOCK (COST $49,712,294)                                       $   54,315,141

                                                                            --------------
TOTAL INVESTMENTS AT VALUE 97.27% (COST $49,712,294)                            54,315,141

                                                                            --------------
OTHER ASSETS IN EXCESS OF LIABILITIES 2.73%                                      1,522,273

                                                                            --------------
NET ASSETS 100.00%                                                          $   55,837,414

See Notes to Financial Statements.

REIT    Real Estate Investment Trust

*Non-income producing security.

Schedule of Investments
COMMONFUND INSTITUTIONAL FUNDS
CIF SMALL CAP VALUE FUND

April 30, 2003

 PAR VALUE OR SHARES   DESCRIPTION                                                   VALUE
------------------------------------------------------------------------------------------
COMMON STOCK 95.02%
                       BASIC INDUSTRIES 9.45%
               7,200   A SCHULMAN INC                                       $      117,785
                 400   ACTUANT CORP CL A*                                           14,840
              24,600   AIRGAS INC*                                                 497,658
               1,900   ALBEMARLE CORP                                               51,300
               1,500   AM CASTLE & CO*                                               6,930
               4,700   ARCH CHEMICAL INC                                           100,251
               5,100   BOISE CASCADE CORP                                          117,147
               1,500   BUILDING MATERIALS HLDG CORP                                 18,615
               4,000   CARPENTER TECHNOLOGY CORP                                    52,240
               5,900   CENTURY ALUMINUM CO                                          39,235
               2,600   CHESAPEAKE CORP                                              46,696
                 700   CLEVELAND CLIFFS INC*                                        12,600
              18,100   CROWN HLDGS INC*                                             95,930
               5,800   CYTEC INDS INC*                                             185,658
               8,000   FERRO CORP                                                  189,120
               4,800   FLORIDA ROCK INDS INC                                       182,400
               2,100   FMC CORP*                                                    38,052
               4,200   GEORGIA GULF CORP                                            94,920
               5,400   GLATFELTER CO                                                61,830
              10,000   GRANITE CONSTRUCTION INC                                    168,000
               6,000   GRAPHIC PACKAGING INTERNATIONAL CORP*                        30,180
               5,500   GREAT LAKES CHEM CORP                                       135,080
               7,000   GREIF INC CL A                                              143,150
                 800   GRIFFON CORP*                                                10,896
               2,200   HERCULES INC*                                                22,330
              15,100   IMC GLOBAL INC                                              136,806
              25,400   KENNAMETAL INC                                              799,846
               2,300   LAWSON PRODUCTS INC                                          62,100
              10,600   LENNOX INTL INC                                             157,516
              15,400   LOUISIANA PAC CORP*                                         124,432
               1,400   M/I SCHOTTENSTEIN HOMES INC                                  47,824
               2,600   MILLENIUM CHEMICALS INC                                      36,166
              15,200   MINERALS TECHNOLOGIES INC                                   672,600
               1,700   MUELLER INDS INC*                                            43,435
               2,100   NACCO INDS INC CL A                                         110,250
               4,000   OCTEL CORP                                                   59,200
               5,100   OMNOVA SOLUTIONS INC*                                        18,105
              10,100   ONEOK INC                                                   191,597
               1,700   PENFORD CORP                                                 22,933
              24,300   POLYONE CORP                                                112,266
               4,600   POTLATCH CORP                                               109,710
                 800   PRECISION CASTPARTS CORP                                     22,152
                 500   QUANEX CORP                                                  14,380
               4,300   RELIANCE STEEL & ALUMINUM CO                                 73,100
               2,100   ROANOKE ELECTRIC STEEL CORP                                  14,511
               7,600   RTI INTL METALS INC*                                         76,760
               3,600   RYERSON TULL INC                                             27,036
               6,000   SOLUTIA INC                                                   8,160
               1,000   SPARTECH CORP                                                21,650
               1,200   STEEL DYNAMICS INC*                                          14,520
               6,200   UNIFI INC*                                                   36,890
                 600   UNIVERSAL FOREST PRODUCTS INC                                10,560
              19,400   UNOVA INC*                                                  142,784
              17,000   USEC INC                                                     95,200
              13,300   WAUSAU-MOSINEE PAPER CORP                                   141,512
              18,800   WELLMAN INC                                                 215,072
               5,700   WORTHINGTON INDS INC                                         76,551
                                                                            --------------
                       TOTAL BASIC INDUSTRIES                               $    6,128,467

                       CAPITAL GOODS 7.08%
               4,900   ACUITY BRANDS INC                                    $       74,627
               3,500   ADTRAN INC*                                                 141,680
               5,700   BARNES GROUP INC                                            119,928
               2,300   BELDEN INC                                                   27,347
               3,400   BENCHMARK ELECTRONICS INC*                                   88,230
              10,100   BRIGGS & STRATTON CORP                                      455,914
               5,400   C & D TECHNOLOGIES INC                                       71,820
               2,000   CARLISLE COS INC                                             90,720
               5,700   CASELLA WASTE SYS INC CL A*                                  48,564
               5,500   COLUMBUS MCKINNON CORP*                                       8,470
                 500   DSP GROUP INC*                                       $       10,450
               2,300   EMCOR GROUP INC*                                            117,461
               1,900   ESTERLINE TECHNOLOGIES CORP*                                 33,725
               1,400   FISHER SCIENTIFIC INTL INC*                                  40,334
              41,000   FLOWSERVE CORP*                                             633,040
               3,000   JOY GLOBAL INC*                                              37,110
                 900   KADANT INC*                                                  14,625
                 900   KAYDON CORP                                                  20,070
              56,800   KEMET CORP*                                                 520,856
               3,200   MANITOWAC INC                                                59,520
              20,700   MANUFACTURERS SVCS LTD*                                      79,695
               6,200   MASTEC INC*                                                  13,516
               1,443   MEDIS TECHNOLOGIES LTD*                                      11,297
               1,600   MILLIPORE CORP*                                              54,640
               4,800   NCI BUILDING SYS INC*                                        77,280
                 500   NORDSON CORP                                                 12,630
               5,800   NU HORIZONS ELECTRONICS CORP*                                29,574
               8,700   PITTSTON BRINK'S GROUP                                      110,925
               1,600   POWER-ONE INC*                                                9,360
               2,300   REGAL-BELOIT CORP                                            39,445
               2,000   REMEC INC*                                                    9,900
               1,600   RICHARDSON ELECTRONICS LTD                                   12,640
               1,100   ROPER INDS INC                                               33,649
               4,800   SANMINA-SCI CORP*                                            23,040
               6,200   SKYWORKS SOLUTIONS INC*                                      33,170
               3,900   SPS TECHNOLOGIES INC*                                       102,882
              10,500   STANLEY WORKS                                               252,315
               3,100   STEELCASE INC CL A                                           29,729
               3,000   STONERIDGE INC*                                              32,400
               2,700   TECHNITROL INC*                                              42,633
               3,100   TECUMSEH PRODS CO CL A                                      124,744
               4,500   THOMAS & BETTS CORP*                                         71,145
               4,700   TRIMBLE NAVIGATION LTD*                                     118,675
               5,600   US INDS INC*                                                 26,600
               7,000   US STEEL CORP                                               100,240
              14,700   USG CORP*                                                   103,047
               3,100   VICOR CORP*                                                  20,832
               8,900   WABTEC CORP                                                 109,114
               2,200   WALTER INDS INC                                              22,330
                 700   WASTE CONNECTIONS INC*                                       23,548
               8,300   WATERS CORP*                                                199,283
               1,200   WOODWARD GOVERNOR CO                                         44,424
                                                                            --------------
                       TOTAL CAPITAL GOODS                                  $    4,589,193

                       CONSUMER DURABLES 7.77%
               3,900   A O SMITH CORP                                       $      116,298
               1,100   APOGEE ENTERPRISES INC                                       11,374
               1,600   APPLICA INC*                                                  8,400
               3,900   ARVINMERITOR INC                                             61,698
               2,100   BANDAG INC                                                   73,185
               1,400   BASSETT FURNITURE INDS INC                                   17,206
               6,100   BEASLEY BROADCAST GROUP INC CL A*                            68,137
               1,400   BOCA RESORTS INC CL A*                                       17,360
               6,500   BOSTON COMMUNICATIONS GROUP INC*                            117,585
               1,700   BOYD GAMING CORP*                                            24,225
               3,700   CATALINA MARKETING CORP*                                     65,971
               1,000   CHEMED CORP                                                  34,860
                 700   CHOICE HOTELS INTL INC*                                      17,080
              21,500   CLAYTON HOMES INC                                           266,815
               5,800   COACHMEN INDS INC                                            73,370
               1,800   COPART INC*                                                  15,192
               4,900   CROWN MEDIA HLDGS INC*                                       19,845
               8,000   DATASTREAM SYS INC*                                          69,920
               1,300   DEPARTMENT 56 INC*                                           15,340
               3,800   EMMIS COMMUNICATIONS CORP*                                   72,086
               9,000   ENTRAVISION COMMUNICATIONS CORP*                             68,490
               4,200   FLEETWOOD ENTERPRISES INC*                                   21,168
              44,100   FURNITURE BRANDS INTL INC*                                1,047,375
               3,900   GK SERVICES INC CL A                                        106,587
               4,200   HUGHES SUPPLY INC                                           117,894
               6,800   IMAGISTICS INTL INC*                                        146,336
               5,400   IMATION CORP*                                               185,220

 PAR VALUE OR SHARES   DESCRIPTION                                                   VALUE
------------------------------------------------------------------------------------------
               1,200   KIMBALL INTL INC CL B                                $       19,188
               1,700   LA-Z-BOY INC                                                 33,201
               1,000   LEGGETT & PLATT INC                                          20,650
               5,900   LIN TV CORP CL A*                                           141,069
               2,000   MAYTAG CORP                                                  41,680
               6,100   MODINE MFG CO                                               123,220
              17,500   MONACO COACH CORP*                                          236,600
               6,900   OAKLEY INC*                                                  72,450
               1,000   ONEIDA LTD                                                   11,030
               1,000   OSHKOSH TRUCK CORP                                           56,000
               4,700   PC CONNECTION INC*                                           33,088
               1,500   PENTAIR INC                                                  57,810
              15,600   PSS WORLD MEDICAL INC*                                       93,756
               5,200   RADIO ONE INC*                                               80,756
               1,500   RALCORP HLDGS INC*                                           37,350
               1,500   STANLEY FURNITURE CO INC                                     37,110
                 400   SUPERIOR INDS INTL INC                                       15,824
              13,700   TENNECO AUTOMOTIVE INC*                                      53,567
               2,500   THOR INDS INC                                                79,950
              20,400   TORO CO                                                     761,124
               3,400   TOWER AUTOMOTIVE INC*                                         9,520
               9,300   US CONCRETE INC*                                             34,968
               3,500   WINNEBAGO INDS INC                                          129,570
                                                                            --------------
                       TOTAL CONSUMER DURABLES                              $    5,038,498

                       CONSUMER NON-DURABLES 5.51%
               1,700   ALBERTO CULVER CO CL A                               $       81,056
               3,200   BROWN SHOE CO INC                                            93,536
              11,600   CHIQUITA BRANDS INTL INC*                                   156,020
               4,600   CORN PRODUCTS INTL INC                                      137,448
                 500   DEB SHOPS INC                                                 9,525
              75,300   DEL MONTE FOODS CO*                                         598,635
               1,800   DELTA & PINE LAND CO                                         41,868
               8,300   DIMON INC                                                    54,448
                 900   DRESS BARN INC*                                              13,518
                 900   ELIZABETH ARDEN INC*                                         11,430
               5,400   FLOWERS FOODS INC                                           152,820
               5,300   GUESS? INC*                                                  21,359
               1,800   HAIN CELESTIAL GROUP INC*                                    31,068
               5,500   HB FULLER CO                                                134,915
               3,900   INTERSTATE BAKERIES CORP                                     40,833
               4,300   INTL MULTIFOODS CORP*                                        82,345
               3,900   JM SMUCKER CO                                               141,492
               4,500   KELLWOOD CO                                                 133,290
               1,400   OXFORD INDS INC                                              46,900
               9,300   PAYLESS SHOESOURCE INC*                                     147,498
              12,100   PEPSI AMERICAS INC                                          151,129
                 300   QUIKSILVER INC*                                               9,780
                 700   REGIS CORP                                                   19,831
               4,200   ROBERT MONDAVI CORP CL A*                                   103,068
               6,800   RPM INC                                                      84,048
              12,600   RUSSELL CORP                                                240,912
              20,100   SENSIENT TECHNOLOGIES CORP                                  444,210
               2,500   STANDARD REGISTER CO                                         43,200
               6,100   STEINWAY MUSICAL INSTRUMENTS INC*                            86,010
               1,900   UNITED STATIONERS INC*                                       51,509
                 400   UNIVERSAL CORP                                               15,620
               7,300   WALLACE COMPUTER SVCS INC                                   190,749
                                                                            --------------
                       TOTAL CONSUMER NON-DURABLES                          $    3,570,070

                       CONSUMER SERVICES 16.14%
              20,500   AARON RENTS INC                                      $      458,175
               4,400   ADVO INC*                                                   173,008
              10,200   ALDERWOODS GROUP INC*                                        49,674
               1,300   ALLIANCE GAMING CORP*                                        20,761
               8,900   AMERICAN EAGLE OUTFITTERS INC*                              155,750
               4,600   ANGELICA CORP                                                77,234
               1,300   ANN TAYLOR STORES CORP*                                      30,758
               1,500   ARBITRON INC*                                                51,090
               2,300   ARGOSY GAMING CO*                                            46,851
               1,500   BARNES & NOBLE INC*                                          29,550
               1,600   BIG LOTS INC*                                                20,032
               1,900   BLYTH INC                                            $       50,122
               2,900   BOB EVANS FARMS                                              73,573
               5,200   BORDERS GROUP INC*                                           83,200
               5,700   BOWNE & CO INC                                               64,296
               1,600   CALLAWAY GOLF CO                                             22,288
               3,800   CASH AMERICA INTL INC                                        38,988
               1,800   CENTRAL GARDEN & PET CO*                                     43,614
              19,300   CHARMING SHOPPES INC*                                        90,710
               5,000   CKE RESTAURANT INC*                                          27,350
               3,700   CLAIRES STORES INC                                           96,163
                 400   CN MAXIMUS INC*                                               9,640
               4,000   COMPUCOM SYS INC*                                            15,200
                 300   CONSOLIDATED GRAPHICS INC*                                    5,730
               1,600   DARDEN RESTAURANTS INC                                       28,016
               5,119   DIGITAS INC*                                                 20,476
               2,400   DOLLAR THRIFTY AUTOMOTIVE GROUP*                             39,384
               5,600   DUANE READE INC*                                             75,320
               2,800   DYCOM INDS INC*                                              30,912
               9,600   EXELIXIS INC*                                                81,782
               3,200   FIRST CONSULTING GROUP INC*                                  16,096
               4,600   FOOTSTAR INC*                                                42,550
               4,500   FOSSIL INC*                                                  82,260
               5,500   GARTNER GROUP INC CL A*                                      43,670
              23,500   GARTNER GROUP INC CL B*                                     184,240
               2,200   GAYLORD ENTERTAINMENT CO*                                    45,782
              26,900   HANCOCK FABRICS INC                                         419,640
               1,800   HANDLEMAN CO*                                                30,510
               3,300   HOLLYWOOD ENTMT CORP*                                        58,575
              21,700   IDEX CORP                                                   691,145
               5,500   IMCO RECYCLING INC*                                          37,950
                 900   ISLE OF CAPRI CASINOS INC*                                   11,619
               1,300   JAKKS PAC INC*                                               16,900
               1,300   JO-ANN STORES INC*                                           33,800
                 600   JOHN H HARLAND CO                                            14,370
              17,600   JOURNAL REGISTER CO*                                        311,696
                 800   K SWISS INC CL A                                             23,784
               4,100   K2 INC*                                                      39,114
               1,000   KELLY SERVICES INC                                           23,150
                 500   KENNETH COLE PRODUCTIONS INC CL A*                           11,525
               2,600   LANDRY'S RESTAURANTS INC                                     48,620
               6,300   LONE STAR STEAKHOUSE & SALOON INC                           132,111
               3,100   MANDALAY RESORT GROUP*                                       81,902
               4,000   MEDIA GEN INC CL A                                          219,840
                 900   MEMBERWORKS INC*                                             19,737
               1,100   MENS WEARHOUSE INC*                                          18,315
               5,800   METHODE ELECTRONICS CL A                                     60,900
              25,500   MICHAELS STORES INC*                                        796,620
              29,200   MOORE CORP LTD*                                             333,464
              24,300   MSC INDL DIRECT CO CL A*                                    449,550
               2,300   NAVIGANT INTL INC*                                           24,817
               2,700   NCO GROUP INC*                                               45,225
               1,600   NORDSTROM INC                                                27,728
               3,800   NU SKIN ENTERPRISES INC                                      34,200
              23,169   O CHARLEYS INC*                                             468,941
              11,700   OFFICEMAX INC*                                               66,105
               2,900   PAPA JOHN'S INTL INC*                                        68,962
               2,900   PATHMARK STORES INC*                                         20,271
               2,200   PEP BOYS - MANNY MOE & JACK                                  18,832
              13,800   PLAYTEX PRODUCTS INC*                                       101,430
               8,100   PRIMEDIA INC*                                                21,060
               1,200   R H DONNELLEY CORP*                                          35,832
               1,000   RARE HOSPITALITY INTL INC*                                   29,130
               2,800   READERS DIGEST ASSN INC CL A                                 33,600
               2,100   REMEDYTEMP INC CL A*                                         24,570
                 750   RIGHT MGMT CONSULTANTS INC*                                   9,375
               4,500   ROBERT HALF INTL INC*                                        73,260
               2,700   RR DONNELLEY & SONS CO                                       54,432
              39,500   RUBY TUESDAY INC                                            778,150
               4,500   RUDDICK CORP                                                 59,895
              20,300   SAKS INC*                                                   181,685
              27,903   SCHOOL SPECIALTY INC*                                       518,159
              31,500   SERVICE CORP INTL*                                          106,470

 PAR VALUE OR SHARES   DESCRIPTION                                                   VALUE
------------------------------------------------------------------------------------------
              11,500   SEVEN-ELEVEN INC*                                    $      103,385
                 600   SHOE CARNIVAL INC*                                            8,730
               4,600   SHOPKO STORES INC*                                           55,338
              10,800   SINCLAIR BROADCAST GROUP INC CL A*                          114,480
               2,900   SIX FLAGS INC*                                               17,052
              11,400   SOTHEBY'S HLDGS INC CL A*                                   100,206
               4,800   SOURCECORP*                                                  75,840
               9,900   SPANISH BROADCASTING SYS INC CL A*                           75,933
               3,500   SPEEDWAY MOTORSPORTS INC                                     85,085
               5,100   SPORTS AUTHORITY INC*                                        44,013
               2,100   STAGE STORES INC*                                            43,932
               2,600   STATION CASINOS INC*                                         56,186
              21,500   STEWART ENTERPRISES INC*                                     62,995
               5,000   TETRA TECH INC*                                              77,500
              21,500   TOMMY HILFIGER CORP*                                        176,730
               3,100   TRANS WORLD ENTERTAINMENT CORP*                              11,160
               5,900   VALUEVISION MEDIA INC CL A*                                  74,871
               3,100   VOLT INFORMATION SCIENCES INC*                               41,013
               4,700   WACKENHUT CORRECTIONS CORP*                                  51,700
               1,100   WORLD FUEL SVCS CORP                                         23,562
               2,200   YOUNG BROADCASTING INC CL A*                                 36,982
               4,300   ZOMAX INC*                                                   14,362
                                                                            --------------
                       TOTAL CONSUMER SERVICES                              $   10,462,266

                       ENERGY 3.73%
               4,400   CABOT OIL & GAS CORP CL A                            $      107,800
               5,900   CHESAPEAKE ENERGY CORP                                       47,554
               3,700   ENSCO INTL INC                                               93,980
                 900   FORREST OIL CORP*                                            18,702
               3,400   GLOBAL INDS LTD*                                             15,096
              32,200   GRANT PRIDECO INC*                                          367,402
               1,200   GULF ISLAND FABRICATION INC*                                 20,088
               2,900   HELMERICH & PAYNE INC                                        74,617
               1,500   HOLLY CORP                                                   42,735
               1,400   LACLEDE GROUP INC                                            33,740
               1,100   MOOG INC CL A*                                               34,980
               4,900   NEWFIELD EXPLORATION CO*                                    168,511
               7,300   NUEVO ENERGY CO*                                             97,820
               1,000   NUI CORP                                                     14,070
               3,800   OCEANEERING INTL INC*                                        85,728
                 700   OFFSHORE LOGISTICS INC*                                      13,300
               1,400   OIL STATES INTL INC*                                         15,932
               5,200   PIEDMONT NAT GAS INC                                        194,272
               9,200   RANGE RESOURCES CORP*                                        54,372
              14,000   SPINNAKER EXPLORATION CO*                                   299,600
               3,900   ST MARY LAND & EXPLORATION CO                                99,918
               6,500   SWIFT ENERGY CO*                                             54,080
               9,400   TESORO PETROLEUM CORP*                                       73,038
               2,100   TETRA TECHNOLOGIES INC*                                      55,860
              10,200   TOM BROWN INC*                                              250,104
               4,800   VERITAS DGC INC*                                             32,880
               5,500   VINTAGE PETROLEUM INC                                        53,790
                                                                            --------------
                       TOTAL ENERGY                                         $    2,419,969

                       FINANCIAL SERVICES 17.08%
               2,900   ABC BANCORP                                          $       40,890
               1,600   AMERICAN MEDICAL SECURITY GROUP INC*                         27,200
               1,600   AMERICAN PHYSICIANS CAP INC*                                 36,336
               1,800   APEX MTG CAPITAL INC                                         11,772
               1,600   ARGONAUT GROUP INC                                           16,128
               2,600   ASTORIA FINL CORP                                            65,052
               4,500   BALDWIN & LYONS INC CL B                                    103,500
                 400   BANCFIRST CORP                                               19,932
              18,000   BANK OF HAWAII CORP                                         593,280
               4,900   BANKATLANTIC BANCORP INC CL A                                56,448
               7,600   BANNER CORP                                                 126,084
              11,300   BAY VIEW CAP CORP*                                           64,749
               2,600   BERKSHIRE HILLS BANCORP INC                                  68,640
                 400   BOSTONFED BANCORP INC                                        10,500
                 900   CENTURY BANCORP INC                                          23,238
               1,600   CHARTER MUNICIPAL MTG ACCEPTANCE CO                          30,480
               2,200   CNA SURETY CORP                                              20,196
               1,200   COASTAL BANCORP INC                                  $       36,048
              14,848   COMMERCE BANCSHARES INC                                     561,997
               9,600   COMMERCIAL FED CORP                                         206,592
               4,100   COMMUNITY BANK SYS INC                                      142,065
                 660   COMMUNITY TRUST BANCORP INC                                  17,767
               3,000   CORUS BANKSHARES INC                                        129,330
               6,100   CREDIT ACCEPTANCE CORP*                                      47,092
              23,300   DELPHI FINL GROUP INC CL A                                1,026,365
               6,100   E*TRADE GROUP INC*                                           33,550
               4,400   EMC INSURANCE GROUP INC                                      84,172
               5,600   FIRST CHARTER CORP                                           97,272
               1,100   FIRST CITIZENS BANCSHARES INC CL A                          106,986
                 700   FIRST FINANCIAL CORP INDIANA                                 35,700
               1,700   FIRST INDIANA CORP                                           28,356
               8,900   FIRST SOURCE CORP                                           117,925
               2,000   FIRSTFED FINL CORP*                                          64,980
               4,600   FLAGSTAR BANCORP INC                                        152,260
               1,400   FLUSHING FINL CORP                                           26,740
              13,200   FREMONT GENERAL CORP                                        123,552
               2,700   GABELLI ASSET MGMT INC CL A*                                 84,402
               2,100   GBC BANCORP                                                  57,687
               2,400   GOLD BANC CORP INC                                           21,120
               3,100   HAWTHORNE FINL CORP*                                         95,480
               2,400   IMPAC MTG HLDGS INC                                          31,968
              33,389   INFINITY PPTY & CASUALTY CORP*                              704,508
               2,000   INTEGRA BANK CORP                                            34,060
               3,100   INVESTMENT TECH GROUP*                                       44,299
              29,300   ISTAR FINL INC                                              876,949
               6,100   JANUS CAPITAL GROUP INC                                      84,790
              12,200   KNIGHT TRADING GROUP INC*                                    61,732
               4,000   LANDAMERICA FINL GROUP                                      164,280
                 600   LENDINGTREE INC*                                              8,502
                 500   LIBERTY CORP                                                 22,085
               3,400   LOCAL FINL CORP*                                             51,000
                 300   MAF BANCORP INC                                              10,128
              12,300   MFA MTG INVESTMENTS INC                                     115,251
              12,300   MPS GROUP INC*                                               83,025
                 400   NAVIGATORS GROUP INC*                                        10,740
               4,900   NBT BANCORP INC                                              89,131
               2,800   NETBANK INC                                                  27,944
               2,300   NEW CENTURY FINL CORP                                        84,709
               7,300   NYMAGIC INC                                                 160,600
              22,000   OCWEN FINL CORP*                                             78,760
               2,800   OHIO CASUALTY CORP*                                          35,070
               2,900   PFF BANCORP INC COM                                          97,701
               1,500   PHILADELPHIA CONSOLIDATED HLDG CO*                           58,515
               3,000   PMA CAPITAL CORP CL A                                        25,620
               3,100   PMI GROUP INC                                                95,542
               3,700   PRESIDENTIAL LIFE CORP                                       29,896
               3,700   PROVIDENT BANKSHARES CORP                                    93,980
              26,400   PROVIDENT FINL GROUP INC                                    624,360
              10,900   PROVIDENT FINL SERVICES INC*                                185,191
               2,300   REINSURANCE GROUP OF AMERICA INC                             65,895
               2,000   REPUBLIC BANCORP INC CL A                                    26,120
               9,000   RIGGS NATIONAL CORP                                         124,560
                 500   RLI CORP                                                     14,775
               1,100   S&T BANCORP INC                                              30,305
              30,200   SCOTTISH ANNUITY & LIFE HLDGS LTD                           534,540
              16,139   SELECTIVE INS GROUP INC                                     404,928
               1,700   SIMMONS FIRST NATIONAL CORP CL A                             63,988
               2,500   SOUTH FINL GROUP (THE) INC                                   61,250
               3,900   ST FRANCIS CAPITAL CORP                                      97,851
               6,100   STATEN ISLAND BANCORP INC                                   104,676
                 800   STERLING FINL CORP*                                          19,112
               3,300   STEWART INFORMATION SERVICES CORP*                           88,044
               7,140   SUN BANCORP INC*                                            114,526
               2,900   SUPERIOR FINL CORP                                           55,216
               5,600   SWS GROUP INC                                                92,792
               9,400   THORNBURY MTG INC                                           210,560
               2,300   UICI CORP*                                                   27,370
               1,000   UMB FINL CORP                                                39,550
               5,600   UNITED COMMUNITY FINL CORP                                   51,184

 PAR VALUE OR SHARES   DESCRIPTION                                                   VALUE
------------------------------------------------------------------------------------------
               3,500   UNIZAN FINL CORP                                     $       60,970
                 700   W HLDG CO INC                                                13,783
               4,500   WEST COAST BANCORP                                           69,975
               3,000   WESTCORP INC                                                 63,600
                 300   WFS FINL INC*                                                 6,813
               1,300   ZENITH NATIONAL INS CORP                                     33,475
                                                                            --------------
                       TOTAL FINANCIAL SERVICES                             $   11,078,057

                       HEALTH CARE 4.80%
               2,500   ALPHARMA INC CL A                                    $       46,625
               1,300   AMYLIN PHARMACEUTICALS INC*                                  24,895
                 500   ANALOGIC CORP                                                23,875
               3,800   APPLERA CORP - CELERA GENOMICS GROUP*                        39,900
              12,400   APRIA HEALTHCARE GROUP INC*                                 290,780
               9,100   BIO-TECHNOLOGY GENERAL CORP*                                 31,486
               1,200   CELL GENESYS INC*                                            10,704
              10,500   CELL THERAPEUTICS INC*                                       94,500
               1,400   CENTENE CORP*                                                44,849
                 700   CIMA LABS INC*                                               16,905
               6,800   CONMED CORP*                                                118,456
               4,800   CORIXA CORP*                                                 34,416
                 500   CV THERAPEUTICS INC*                                          9,990
                 600   DATASCOPE CORP                                               17,159
               2,800   EON LABS INC*                                                85,792
               1,700   FIRST HEALTH GROUP CORP*                                     42,585
               2,400   GENE LOGIC INC*                                              15,864
                 700   GENESIS HEALTH VENTURES INC*                                 10,472
               1,300   GENTIVA HEALTH SVCS INC                                      11,882
              10,300   HAEMONETICS CORP*                                           182,619
               5,200   HANGER ORTHOPEDIC GROUP INC*                                 53,612
              27,000   HEALTH NET INC*                                             704,430
               3,900   HUMANA INC*                                                  43,095
                 700   ILEX ONCOLOGY INC*                                            9,373
               1,600   IMCLONE SYS INC*                                             29,184
               1,000   KOS PHARMACEUTICALS INC*                                     20,400
               2,300   LIFEPOINT HOSPS INC*                                         44,896
               6,200   MAXYGEN INC*                                                 50,840
               3,400   MEDCATH CORP*                                                15,266
               2,700   MEDQUIST INC*                                                51,273
               1,300   MOLECULAR DEVICES CORP*                                      16,315
               2,200   NATURE'S SUNSHINE PRODS INC                                  20,834
               4,100   NEKTAR THERAPEUTICS*                                         32,882
               2,100   NEUROGEN CORP*                                                8,127
               3,200   OSI PHARMACEUTICALS INC*                                     67,200
               2,600   PACIFICARE HEALTH SYS INC*                                   82,784
               1,000   PEDIATRIX MEDICAL GROUP INC*                                 31,870
               2,700   POZEN INC*                                                   12,258
               7,600   PRIME MEDICAL SERVICES INC*                                  39,140
               1,300   PROTEIN DESIGN LABS INC*                                     12,909
               4,400   SEPRACOR INC*                                                84,260
                 400   SUNRISE ASSISTED LIVING INC*                                 10,800
                 100   SYBRON DENTAL SPECIALTIES INC*                                2,035
               2,000   TANOX INC*                                                   31,600
               2,100   THORATEC CORP*                                               28,875
               8,600   TRIAD HOSPITALS INC*                                        189,286
               1,500   UNITED THERAPEUTICS CORP*                                    26,923
              26,100   US ONCOLOGY INC*                                            187,398
               3,000   VCA ANTECH INC*                                              50,367
                                                                            --------------
                       TOTAL HEALTH CARE                                    $    3,111,986

                       REAL ESTATE (PUBLICLY TRADED) 4.09%
               2,900   AMLI RESIDENTIAL PROPERTIES REIT                     $       65,656
                 700   ANWORTH MTG ASSET CORP                                        9,786
                 800   BEDFORD PROPERTY INVESTORS INC                               21,320
              15,900   BOYKIN LODGING CO REIT                                      130,539
               7,200   BRANDYWINE REALTY TRUST                                     160,560
               5,800   CAPITAL AUTOMOTIVE                                          150,162
               3,600   COLONIAL PPTYS TRUST                                        122,436
               6,200   CORRECTIONS CORP OF AMERICA*                                131,750
               1,095   FRIEDMAN BILLINGS RAMSEY GROUP INC CL A                      12,023
               5,700   GLIMCHER REALTY TRUST                                       117,762
               6,800   HEALTHCARE REALTY TRUST INC                                 187,204
               5,500   HERITAGE PPTY INVESTMENT TRUST                       $      139,700
              11,300   INSIGNIA FINL GROUP INC*                                    125,430
               6,800   JONES LANG LASALLE INC*                                     102,476
              43,400   LA QUINTA CORP                                              147,126
               6,500   LEXINGTON CORP PPTYS TRUST                                  112,060
              15,900   LTC PPTYS INC                                               122,430
               1,200   MISSON WEST PROPERTIES INC                                   11,832
               9,600   NATIONWIDE HEALTH PPTYS INC                                 134,400
                 100   PAN PACIFIC RETAIL PPTYS INC                                  3,912
               6,200   RAIT INVESTMENT TRUST                                       139,500
               1,300   RAMCO-GERSHENSON PPTYS TRUST                                 29,705
               3,300   SHURGARD STORAGE CENTERS INC                                107,811
               1,300   SIZELER PROPERTY INVESTORS INC REIT                          12,870
               2,900   SUMMIT PPTYS INC                                             56,028
               7,500   TAUBMAN CENTERS INC                                         131,325
               1,700   TRAMMELL CROW CO*                                            14,790
               1,100   URSTADT BIDDLE PPTYS REIT CL A                               13,420
              10,200   VENTAS INC                                                  132,600
                 500   WELLSFORD REAL PPTYS INC*                                     7,850
                                                                            --------------
                       TOTAL REAL ESTATE (PUBLICLY TRADED)                  $    2,654,463

                       TECHNOLOGY 12.97%
               9,229   AEROFLEX INC*                                        $       49,652
              23,500   AGERE SYSTEMS INC*                                           42,065
               4,500   ALLEN TELECOM INC*                                           60,885
               4,600   AMERICAN MNGT SYS INC*                                       56,580
               3,500   AMKOR TECHNOLOGY INC*                                        26,495
               3,900   ANAREN INC*                                                  29,250
              12,100   ANDREW CORP*                                                 92,807
               5,000   ANIXTER INTL INC*                                           114,900
               1,400   APPLE COMPUTER INC*                                          19,880
               4,700   ARIBA INC*                                                   15,322
               2,500   ARRIS GROUP INC*                                              9,752
               6,100   ASCENTIAL SOFTWARE CORP*                                     23,424
               1,200   AVID TECHNOLOGY INC*                                         32,964
               3,900   AVOCENT CORP*                                               115,518
              19,600   AXCELIS TECHNOLOGIES INC*                                   111,328
              10,100   BELL MICROPRODUCTS INC*                                      46,258
                 600   BLACK BOX CORP                                               19,050
              31,400   BORLAND SOFTWARE CORP*                                      284,798
              12,400   BROADWING INC*                                               57,412
               7,100   CABLE DESIGN TECHNOLOGIES CORP*                              49,061
               5,500   CDI CORP*                                                   153,615
              27,600   CERIDIAN INC*                                               385,020
              10,800   CIBER INC*                                                   58,644
              21,400   CREDENCE SYS CORP*                                          151,940
               3,500   CREE INC*                                                    69,825
               2,700   CROWN CASTLE INTL CORP*                                      17,199
              15,400   DUPONT PHOTOMASKS INC*                                      286,286
              21,700   EARTHLINK INC*                                              149,513
               3,600   ELECTRO RENT CORP*                                           35,928
              32,100   ELECTRONICS FOR IMAGING CORP*                               616,320
               1,500   EXAR CORP*                                                   22,125
              21,700   FAIRCHILD SEMICONDUCTOR INTL INC CL A*                      257,579
              11,300   FEDERAL SIGNAL CORP                                         195,264
              10,900   FILENET CORP*                                               167,751
              17,600   FLEXTRONICS INTL LTD*                                       154,000
              43,100   GLOBESPAN VIRATA INC*                                       261,617
               2,500   HEICO CORP                                                   18,550
               3,800   HUTCHINSON TECHNOLOGY INC*                                   89,832
               8,000   IGATE CAP CORP*                                              21,520
               6,400   INFORTE CORP*                                                40,960
               2,900   INSIGHT COMMUNICATIONS INC*                                  39,817
              13,500   INTEGRATED DEVICE TECHNOLOGY INC*                           139,455
              39,700   INTERWOVEN INC*                                              75,033
              24,000   INTL RECTIFIER CORP*                                        542,880
               8,600   IOMEGA CORP*                                                 79,980
               8,500   KEANE INC*                                                   81,940
              12,400   KEYNOTE SYS INC*                                            116,932
               3,200   LATTICE SEMICONDUCTOR CORP*                                  27,776
               3,400   LITTELFUSE INC*                                              66,504
              11,600   MAXTOR CORP*                                                 63,800

 PAR VALUE OR SHARES   DESCRIPTION                                                   VALUE
------------------------------------------------------------------------------------------
               9,100   MENTOR GRAPHICS CORP*                                $       94,822
                 800   METTLER TOLEDO INTL INC*                                     28,400
              20,800   MICROMUSE INC*                                              136,053
               1,300   MTS SYS CORP                                                 16,303
               4,300   NCR CORP*                                                    94,256
               2,300   NETFLIX INC*                                                 52,670
               1,400   NETIQ CORP*                                                  19,292
               2,800   NETRATINGS INC*                                              17,668
               5,600   NETSCOUT SYS INC*                                            14,616
               6,300   NETWORK ASSOCIATES INC*                                      72,009
              29,500   NOVELL INC*                                                  81,125
              30,200   OPENWAVE SYSTEMS INC*                                        52,246
               2,100   PAXAR CORP*                                                  21,693
               1,400   PC-TEL INC*                                                  12,852
               1,700   PER SE TECHNOLOGIES INC*                                     14,841
               1,600   PERICOM SEMICONDUCTOR CORP*                                  13,568
                 900   PEROT SYSTEMS CORP CL A*                                      9,558
               4,800   PIONEER STANDARD ELECTRONICS INC                             46,512
               4,400   POWERWAVE TECHNOLOGIES INC*                                  17,688
               6,400   PTEK HLDGS INC*                                              28,544
               6,400   QUANTUM CORP*                                                22,080
               4,300   REGISTER.COM INC*                                            24,510
              12,300   SAFEGUARD SCIENTIFICS INC*                                   21,525
                 700   SANDISK CORP*                                                16,940
                 500   SILICONIX INC*                                               14,125
               4,000   SOUTHERN UNION CO*                                           55,800
                 600   STANDARD MICROSYSTEMS CORP*                                   7,596
              27,300   SYBASE INC*                                                 349,440
              13,000   SYCAMORE NETWORKS INC*                                       41,990
               2,600   SYKES ENTERPRISES INC*                                       11,804
               2,100   TALK AMERICA HOLDINGS INC*                                   18,459
              15,700   TECH DATA CORP*                                             376,800
              10,100   TRANSACTION SYS ARCHITECTS INC CL A*                         70,195
                 400   TRIUMPH GROUP INC*                                           10,512
               2,500   TRIZETTO GROUP INC*                                          13,500
               2,600   TURNSTONE SYS INC*                                            6,500
              18,300   UNISYS CORP*                                                190,320
               4,300   UNITED DEFENSE INDUSTRIES INC*                              105,006
               4,500   UNITED ONLINE INC*                                          100,620
               1,700   UTSTARCOM INC*                                               37,011
               7,000   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCS INC*                  161,350
               2,300   VERINT SYS INC*                                              45,197
               2,100   VERITY INC*                                                  34,713
              40,600   VIGNETTE CORP*                                               83,636
               8,100   WESTERN DIGITAL CORP*                                        75,573
               3,900   WIRELESS FACILITIES INC*                                     27,144
                                                                            --------------
                       TOTAL TECHNOLOGY                                     $    8,412,068

                       TRANSPORTATION 4.39%
               9,300   AIRBORNE INC                                         $      184,698
               7,800   ARKANSAS BEST CORP                                          197,730
               8,980   EGL INC*                                                    144,039
              11,100   EXPRESSJET HLDGS INC*                                       128,205
                 500   HUNT JB TRANSPORTATION SVCS INC*                             17,275
               7,400   KANSAS CITY SOUTHERN INDS INC*                               81,918
               2,900   KIRBY CORP*                                                  75,864
              12,700   PACER INTL INC*                                             201,930
              13,200   POLARIS INDS PARTNERS INC                                   697,884
               2,000   ROADWAY CORP                                                 74,120
               8,700   RYDER SYS INC                                               216,108
               4,000   TRICO MARINE SVCS INC*                                        7,920
               3,700   US FREIGHTWAYS CORP                                         105,487
               1,000   US XPRESS ENTERPRISES INC CL A*                               9,250
              19,100   WERNER ENTERPRISES INC                                      431,469
              10,300   YELLOW CORP*                                                275,010
                                                                            --------------
                       TOTAL TRANSPORTATION                                 $    2,848,907

                       UTILITIES 2.01%
               2,800   AGL RES INC                                          $       72,044
               8,100   ATMOS ENERGY CORP                                           184,518
               2,200   BLACK HILLS CORP                                             62,656
               1,500   CENTRAL VERMONT PUBLIC SERVICE                               26,535
               2,300   CLECO CORP                                           $       34,500
              14,100   DQE INC                                                     191,760
              13,200   EL PASO ELECTRIC CO*                                        149,688
               3,400   ENERGEN CORP                                                111,520
               3,300   SOUTH JERSEY INDS INC                                       115,434
               5,350   UGI CORP                                                    169,060
               2,100   UNISOURCE ENERGY CORP                                        37,443
               6,500   WESTAR ENERGY INC                                            91,390
               1,500   WESTERN GAS RESOURCES INC                                    55,020
                                                                            --------------
                       TOTAL UTILITIES                                      $    1,301,568

                                                                            --------------
TOTAL COMMON STOCK (COST $60,283,621)                                       $   61,615,512

INDEX FUNDS 1.20%
               9,800   ISHARES RUSSELL 2000 INDEX FUND                      $      778,022
                                                                            --------------
TOTAL INDEX FUNDS (COST $778,968)                                           $      778,022

                                                                            --------------
TOTAL INVESTMENTS AT VALUE 96.22% (COST $61,062,589)                            62,393,534

                                                                            --------------
OTHER ASSETS IN EXCESS OF LIABILITIES 3.78%                                      2,449,669

                                                                            --------------
NET ASSETS 100.00%                                                          $   64,843,203

See Notes to Financial Statements.

REIT     Real Estate Investment Trust

*Non-income producing security.

Schedule of Investments
COMMONFUND INSTITUTIONAL FUNDS
CIF INTERNATIONAL EQUITY FUND

April 30, 2003

 PAR VALUE OR SHARES   DESCRIPTION                                                   VALUE
------------------------------------------------------------------------------------------
COMMON STOCK 93.11%
                       AUSTRALIA 2.55%
              43,600   ALUMINA LTD                                          $      118,915
              29,974   AMCOR LTD                                                   155,814
              25,800   AUSTRALIAN & NEW ZEALAND BANK GROUP                         300,996
              43,396   BHP BILLITON LTD                                            245,403
              36,800   BRAMBLES INDS LTD                                           118,554
             100,507   DAVID JONES LTD                                              66,016
              13,515   FOODLAND ASSOC LTD                                          166,550
              86,753   FOSTERS GROUP LTD                                           243,122
              48,898   INSURANCE AUSTRALIA GROUP LTD                                94,823
              55,800   JOHN FAIRFAX HLDGS                                          106,462
             170,455   M.I.M. HLDGS LTD                                            181,268
               8,000   MAYNE GROUP LTD                                              14,813
               9,702   NATIONAL AUSTRALIA BANK LTD                                 197,245
              31,844   NEWS CORP LTD                                               226,690
             119,020   OIL SEARCH LTD*                                              47,650
             150,000   PASMINCO LTD*                                                    --
              14,400   PUBLISHING & BROADCASTING LTD                                79,540
               6,000   SONS OF GWALIA LTD                                            6,944
              13,700   WESTPAC BANKING CORP                                        136,349
              69,331   WMC LTD*                                                    173,480
              54,700   WOOLWORTHS LTD                                              442,091
                                                                            --------------
                       TOTAL AUSTRALIA                                      $    3,122,725

                       AUSTRIA 0.19%
                 600   BBAG OEST BRAU-BETEILIGUNGS AG                       $       61,931
                 650   ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG               51,431
                 750   FLUGHAFEN WIEN AG                                            26,165
                 390   OMV AG                                                       46,832
               5,000   TELEKOM AUSTRIA*                                             51,224
                                                                            --------------
                       TOTAL AUSTRIA                                        $      237,583

                       BELGIUM 0.41%
                 550   ALMANIJ NV                                           $       20,624
               6,000   DEXIA                                                        68,768
                 500   ELECTRABEL                                                  119,858
               5,600   FORTIS                                                       93,579
               2,500   KBC BANKVERZEKERINGEN                                        88,443
               1,140   SOLVAY                                                       80,533
               1,200   UCB SA                                                       33,212
                                                                            --------------
                       TOTAL BELGIUM                                        $      505,017

                       BRAZIL 0.33%
               6,000   CIA VALE DO RIO DOCE ADR                             $      167,760
               5,800   CIA VALE DO RIO DOCE SPON ADR                               153,120
               4,100   VOTORANTIM CELULOSE E PAPEL SPON ADR                         77,900
                                                                            --------------
                       TOTAL BRAZIL                                         $      398,780

                       CANADA 0.22%
               3,700   BCE INC                                              $       73,118
              19,000   HUDSON'S BAY CO                                             134,428
               1,900   ROTHMANS INC                                                 30,461
               3,800   TECK CORP CL B                                               27,177
                                                                            --------------
                       TOTAL CANADA                                         $      265,184

                       DENMARK 0.44%
               2,400   CARLSBERG A/S CL B                                   $       87,304
              12,539   NOVO NORDISK A/S CL B                                       454,240
                                                                            --------------
                       TOTAL DENMARK                                        $      541,544

                       FINLAND 3.26%
              16,000   HUHTAMAKI OYJ                                        $      170,525
               7,000   M-REAL OYJ CL B                                              55,075
              14,200   METSO OYJ                                                   134,701
              42,000   NOKIA CORP SPON ADR                                         695,940
             141,807   NOKIA OYJ                                                 2,399,170
              36,958   UPM-KYMMENE OYJ                                             540,311
                                                                            --------------
                       TOTAL FINLAND                                        $    3,995,722

                       FRANCE 8.80%
               3,900   ACCOR SA                                             $      128,526
               2,200   AGF-ASSUR GEN DE FRANCE                                      72,895
               2,462   AIR LIQUIDE SA                                              372,848
               4,400   AXA                                                          66,831
               1,500   BIC                                                          52,731
              25,100   BNP PARIBAS SA                                            1,178,168
              21,600   BOUYGUES                                                    528,395
               2,700   CARREFOUR SA                                                117,424
                 600   CASINO GUICHARD PERRACHON SA                                 40,846
                 438   CHRISTIAN DIOR                                               15,603
               2,000   CIE DE ST-GOBAIN                                             69,237
              29,060   CREDIT AGRICOLE SA                                          534,787
               5,800   ESSILOR INTL SA                                             237,487
              34,640   FRANCE TELECOM SA                                           798,739
               3,650   GROUPE DANONE                                               516,507
                 300   IMERYS SA                                                    39,808
               3,600   L'OREAL SA                                                  257,327
                 300   LAFARGE SA                                                   20,155
               1,100   LAGARDERE S C A                                              42,033
               1,800   MICHELIN CIE GLE DES ETABL                                   66,592
               5,500   PECHINEY CL A                                               158,667
              17,306   PSA PEUGEOT CITROEN                                         810,008
              12,100   RENAULT SA                                                  523,264
              32,400   SANOFI-SYNTHELABO SA                                      1,932,666
              11,900   SCHNEIDER ELECTRIC SA                                       563,355
               1,000   SOPHIA                                                       33,480
              12,100   STMICROELECTRONICS NV                                       250,087
               6,400   STMICROELECTRONICS NV (NEW YORK SHARES)                     131,776
              14,400   SUEZ SA                                                     234,467
                 550   TECHNIP-COFLEXIP SA                                          45,053
                 600   TELEVISION FRANCAISE                                         16,854
               1,850   TOTAL SA                                                    242,590
              39,100   VIVENDI UNIVERSAL                                           637,080
               1,378   WENDEL INVESTISSEMENT                                        36,924
                                                                            --------------
                       TOTAL FRANCE                                         $   10,773,210

                       GERMANY 6.24%
               3,800   ADIDAS-SALOMON AG                                    $      326,966
               2,200   AIXTRON AG                                                    7,439
               5,787   ALLIANZ AG VINKULIERT                                       409,109
               4,300   BAYERISCHE MOTOREN WERKE AG                                 143,340
               9,200   BILFINGER & BERGER BAU AG                                   243,846
              12,400   CONTINENTAL AG*                                             221,830
              19,300   DAIMLER CHRYSLER AG                                         622,471
               3,300   DEUTSCHE BK AG                                              170,661
              43,800   DEUTSCHE LUFTHANSA AG*                                      461,435
             121,367   DEUTSCHE TELEKOM AG REGD                                  1,622,638
               3,700   EPCOS AG*                                                    57,148
               3,000   FRAPORT AG                                                   59,896
               8,400   INFINEON TECHNOLOGIES AG*                                    62,340
               8,100   K&S AG                                                      173,108
               3,000   KOLNISCHE RUECKVERSICHERUNGS AG*                            247,752
               5,900   METRO AG                                                    163,886
               5,000   MG TECHNOLOGIES AG*                                          45,533
               9,518   MUENCHENER RUECKVERSICHERUNGS AG REGD                       950,677
               5,530   REPOWER SYSTEMS AG*                                         147,807
               2,200   SAP AG                                                      225,387
                 600   SAP AG SPON ADR                                              15,306
              22,187   SIEMENS AG REGD                                           1,106,060
               7,333   SUEDZUCKER AG                                               124,227
               1,600   TUI AG                                                       23,409
                                                                            --------------
                       TOTAL GERMANY                                        $    7,632,271

                       GREECE 0.01%
               2,000   GREEK ORGANIZATION OF FOOTBALL PROGNOSTICS SA        $       18,258
                                                                            --------------
                       TOTAL GREECE                                         $       18,258

                       HONG KONG 1.82%
              31,000   CHEUNG KONG HLDGS                                    $      171,316
             117,000   CHINA MOBILE                                                234,779
             293,000   HANG LUNG PPTYS LTD                                         253,589

 PAR VALUE OR SHARES   DESCRIPTION                                                   VALUE
------------------------------------------------------------------------------------------
              31,200   HANG SENG BANK LTD                                   $      309,038
             149,600   HKR INTL*                                                    24,553
             239,000   HONG KONG LAND HLDG                                         267,680
              31,000   HUTCHISON WHAMPOA                                           172,508
             106,000   JOHNSON ELECTRIC HLDGS                                      114,168
             168,000   LI & FUNG                                                   188,484
             184,000   NEW WORLD DEVELOPMENT CO                                     56,032
              16,986   SCMP GROUP LTD                                                6,425
              40,000   SHANGHAI INDUSTRIAL HLDG LTD                                 47,955
              17,000   SUN HUNG KAI PPTYS LTD                                       79,779
              24,500   SWIRE PACIFIC LTD CL A                                       97,069
             150,000   SWIRE PACIFIC LTD CL B                                       95,204
             150,000   WHEELOCK & CO LTD                                           104,820
                                                                            --------------
                       TOTAL HONG KONG                                      $    2,223,399

                       INDIA 0.23%
               6,000   GAIL INDIA LTD GDR 144A**                            $       60,260
               4,000   HINDALCO INDS LTD GDR                                        52,153
               9,375   ICICI BANK LTD ADR                                           49,406
               5,200   ITC LTD GDR                                                  75,400
               2,100   RELIANCE INDS SPON GDR 144A**                                24,386
               6,300   VIDESH SANCHAR NIGAM LTD GDR REGS                            20,475
                                                                            --------------
                       TOTAL INDIA                                          $      282,080

                       INDONESIA 0.22%
             341,538   PT ASTRA INTL INC*                                   $      119,116
              62,000   PT INDONESIAN SATELLITE CORP TBK                             62,189
             124,000   PT INTL NICKEL INDONESIA TBK                                 92,927
                                                                            --------------
                       TOTAL INDONESIA                                      $      274,232

                       IRELAND 0.59%
              13,074   ALLIED IRISH BANKS PLC                               $      200,621
              10,000   BANK OF IRELAND                                             122,202
              25,900   CRH PLC                                                     397,725
                                                                            --------------
                       TOTAL IRELAND                                        $      720,548

                       ITALY 2.28%
               5,000   ALLEANZA ASSICURAZIONI SPA                           $       46,760
               6,800   ASSICURAZIONE GENERALI                                      156,253
              12,480   BANCA MONTE DEI PASCHI DI SIENA SPA*                         34,471
              17,000   ENEL SPA                                                    101,690
             137,584   ENI SPA                                                   1,960,754
               1,500   FIAT SPA                                                     11,417
                 800   IFI ISTIT FIN INDUSTR SPA PRIV                                7,749
              17,630   INTESABCI SPA                                                45,646
               4,570   RAS SPA                                                      65,894
               1,700   SAN PAOLO-IMI SPA                                            14,020
               9,000   SNAM RETE GAS SPA                                            32,643
               6,000   TELECOM ITALIA MOBILE DI RISP                                26,047
              11,600   TELECOM ITALIA SPA                                           94,762
              25,700   TELECOM ITALIA SPA DI RISP                                  126,484
              16,000   UNICREDITO ITALIANO SPA                                      69,996
                                                                            --------------
                       TOTAL ITALY                                          $    2,794,586

                       JAPAN 14.46%
               2,200   ACOM CO LTD 144A**                                   $       61,798
               5,400   ADVANTEST                                                   181,117
              29,000   AEON CO LTD                                                 658,980
               2,465   AIFUL CORP                                                   92,598
               6,000   AISIN SEIKI CO LTD                                           80,899
               8,000   AJINOMOTO CO INC                                             81,167
              10,000   ALPS ELECTRONICS CO LTD                                     107,915
               3,630   ARISAWA MFG CO                                               84,160
               3,100   BANDAI CO                                                   114,892
              10,000   BANK OF FUKUOKA LTD                                          42,680
              20,000   CANON INC                                                   808,318
              12,000   CHUBU ELECTRIC PWR                                          241,489
              18,900   CHUGAI PHARMACEUTICAL CO LTD                                198,097
               5,000   CREDIT SAISON CO                                             94,122
              20,000   DAI NIPPON PRINTING CO LTD                                  194,198
              12,000   DAIKIN INDS LTD                                             199,631
              14,000   DAIMARU INC                                                  50,361
              46,000   DAIWA SECS GROUP                                     $      180,899
              10,000   DENSO CORP                                                  142,546
                  26   EAST JAPAN RAILWAY CO                                       117,726
               7,000   FUJI PHOTO FILM LTD                                         178,434
               2,900   HIROSE ELECTRONICS                                          207,421
              26,000   HITACHI LTD                                                  86,768
              25,400   HONDA MOTOR CO LTD                                          841,271
               4,400   HOYA CORP                                                   260,104
              21,000   ITOCHU CORP                                                  44,021
              51,000   JAPAN AIRLINES SYS CORP*                                     90,659
                  38   JAPAN TELECOM CO LTD                                        103,874
               9,400   JFE HLDGS INC                                               113,263
              10,000   KANSAI ELECTRIC POWER CO                                    167,282
              22,000   KAO CORP                                                    401,224
                 114   KDDI CORP                                                   346,034
                 770   KEYENCE CORP                                                123,771
               4,000   KIRIN BEVERAGE CORP                                          64,296
              20,000   KONICA CORP                                                 182,962
               2,100   KOSE CORP                                                    66,560
               1,600   KYOCERA CORP                                                 78,081
               5,000   MATSUSHITA ELECTRIC INDL CO LTD                              39,829
              22,000   MITSUBISHI CORP                                             130,790
              48,000   MITSUBISHI ELECTRIC CORP                                    124,367
              20,500   MITSUBISHI ESTATE CO LTD                                    119,982
             133,000   MITSUBISHI HEAVY IND CO LTD                                 295,531
              85,000   MITSUBISHI MOTOR CORP*                                      181,033
              15,000   MITSUBISHI RAYON CO                                          34,337
                  18   MITSUBISHI TOKYO FINL GROUP INC                              60,976
              59,000   MITSUI FUDOSAN                                              317,609
              25,000   MITSUI SUMITOMO INSURANCE CO                                117,391
              10,500   MURATA MANUFACTURING CO LTD                                 374,182
              62,000   NEC CORP*                                                   193,912
              75,000   NIKKO CORDIAL CORP                                          201,241
              16,000   NIPPON OIL CORP                                              63,726
                 180   NIPPON TEL & TEL CORP                                       630,890
             110,000   NISSAN MOTOR CO                                             843,954
               3,000   NISSIN FOOD PRODUCTS                                         65,403
               7,000   NITTO DENKO CORP                                            201,325
              24,000   NOMURA HLDGS INC                                            237,666
              19,000   NTN CORP                                                     72,648
                 202   NTT DOCOMO INC                                              416,669
               5,000   OMRON CORP                                                   80,496
               8,100   ORIX CORP                                                   370,158
              11,000   RICOH CORP LTD                                              168,699
               2,500   RINNAI CORP                                                  54,503
               4,600   ROHM CO                                                     474,040
              13,000   SANKYO CO                                                   188,362
               5,000   SEINO TRANSPORTATION CO LTD                                  29,515
              36,000   SEKISUI HOUSE                                               264,431
               3,000   SHIMACHU CO                                                  49,581
               2,200   SHIMAMURA                                                   121,751
              31,000   SHIONOGI & CO                                               368,070
               5,000   SHISEIDO CO LTD                                              45,657
               5,000   SHOWA CORP                                                   46,579
              12,700   SONY CORP                                                   308,821
              14,000   SUMITOMO TRUST & BKG CO                                      39,678
              40,000   SUZUKI MOTOR CORP                                           473,587
               6,000   TAIYO YUDEN CO                                               45,732
              26,100   TAKEDA CHEMICAL INDS LTD                                    956,373
               3,000   TANABE SEIYAKU CO                                            19,722
               6,500   TDK CORP                                                    225,641
               5,000   TOKYO BROADCASTING SYS INC                                   58,653
               6,600   TOKYO ELECTRIC POWER CO INC (THE)                           133,926
              16,200   TOKYO ELECTRON                                              607,194
              20,000   TOKYO GAS                                                    65,068
              33,000   TOKYU CORP                                                   89,376
              63,000   TORAY INDS INC                                              152,138
               2,000   TOSTEM INAX HLDG CORP                                        21,332
               7,000   USHIO ELECTRIC                                               78,652
                  17   WEST JAPAN RAILWAY CO                                        53,027
                   6   YAHOO JAPAN CORP*                                            67,416
               5,200   YAMAHA CORP                                                  58,819

 PAR VALUE OR SHARES   DESCRIPTION                                                   VALUE
------------------------------------------------------------------------------------------
               3,000   YAMANOUCHI PHARMACEUTICAL CO                         $       75,717
               8,000   YAMATO TRANSPORT CO LTD                                      89,485
                                                                            --------------
                       TOTAL JAPAN                                          $   17,695,278

                       LUXEMBOURG 0.09%
              18,600   SOCIETE EUROPEENNE SATELLITE                         $      108,977
                                                                            --------------
                       TOTAL LUXEMBOURG                                     $      108,977

                       MALAYSIA 0.02%
              20,000   MAXIS COMMUNICATIONS BERHAD                          $       27,632
                                                                            --------------
                       TOTAL MALAYSIA                                       $       27,632

                       MEXICO 0.90%
              16,300   AMERICA MOVIL SA DE CV                               $      273,351
               5,000   COCA COLA FEMSA SA DE CV SPON ADR SER L                     106,250
              45,000   GRUPO FINANCIERO BBVA BANCOMER SA DE CV CL B*                39,132
              22,700   TELEFONOS DE MEXICO SA CL L SPON ADR                        685,767
                                                                            --------------
                       TOTAL MEXICO                                         $    1,104,500

                       NETHERLANDS 8.38%
              44,530   ABN AMRO HLDGS NV                                    $      752,390
              79,794   AEGON NV                                                    811,246
               1,900   AKZO NOBEL NV                                                42,238
               2,600   ASML HLDGS NV*                                               22,458
              11,500   ASML HLDGS NV (NEW YORK SHARES)*                            101,315
               2,000   HAGEMEYER NV                                                  9,687
              22,150   HEINEKEN NV                                                 822,414
              94,057   ING GROEP NV CVA (SHARE CERTIFICATES)                     1,527,279
               2,472   KONINKLIJKE AHOLD NV                                         11,311
              99,400   KONINKLIJKE KPN NV*                                         661,145
              14,800   KONINKLIJKE NUMICO NV                                       138,080
              67,081   KONINKLIJKE PHILIPS ELECTRS NV                            1,247,956
                 200   KONINKLIJKE PHILIPS ELECTRS NV SPON ADR                       3,736
               5,832   KONINKLIJKE VENDEX KBB NV                                    57,275
               1,500   KONINKLIJKE VOPAK NV                                         17,058
               3,600   LAURUS NV*                                                    4,982
              51,019   ROYAL DUTCH PETROLEUM CO                                  2,086,749
               7,000   ROYAL DUTCH PETROLEUM CO (NEW YORK SHARES)                  286,160
               1,500   TNT POST GROEP NV                                            23,403
              19,719   UNILEVER NV CVA (SHARE CERTIFICATES)                      1,242,261
                 750   UNIVAR NV*                                                    5,223
              11,658   VNU NV                                                      338,269
                 700   WERELDHAVE NV                                                40,310
                                                                            --------------
                       TOTAL NETHERLANDS                                    $   10,252,945

                       NEW ZEALAND 0.62%
             116,000   AIR NEW ZEALAND*                                     $       27,900
             110,000   CARTER HOLT HARVEY LTD                                      100,291
              29,000   LION NATHAN LTD                                             102,496
             198,221   TELECOM CORP OF NEW ZEALAND                                 531,091
                                                                            --------------
                       TOTAL NEW ZEALAND                                    $      761,778

                       NORWAY 1.30%
               7,500   EKORNES ASA                                          $      100,746
               8,700   NORSK HYDRO ASA                                             368,001
              11,400   NORSKE SKOGINDUSTRIER                                       156,392
              11,000   PROSAFE ASA*                                                185,487
              23,000   SMEDVIG ASA SER A                                           112,407
              14,200   SMEDVIG ASA SER B                                            58,847
              77,300   STATOIL ASA                                                 613,071
                                                                            --------------
                       TOTAL NORWAY                                         $    1,594,951

                       PORTUGAL 0.13%
              21,400   PORTUGAL TELECOM SA                                  $      153,086
                                                                            --------------
                       TOTAL PORTUGAL                                       $      153,086

                       SINGAPORE 1.30%
              68,200   ALLGREEN PPTYS                                       $       30,920
              17,000   DBS GROUP HLDGS LTD                                          83,296
              59,000   DBS GROUP HLDGS LTD REG D ADR 144A**                        289,088
              64,000   JARDINE STRATEGIC HLDGS LTD                                 160,000
             100,000   MOBILEONE LTD                                                70,962
              29,000   SINGAPORE AIRLINES                                   $      154,342
              40,000   SINGAPORE LAND                                               75,693
             126,000   SINGAPORE TECHNOLOGIES ENGINEERING                          113,539
             581,000   SINGAPORE TELECOM LTD 144A**                                474,459
             120,000   SMART CORP LTD                                               34,805
              13,000   VENTURE MFG SINGAPORE LTD                                   108,358
                                                                            --------------
                       TOTAL SINGAPORE                                      $    1,595,462

                       SOUTH AFRICA 0.20%
              15,000   LIBERTY GROUP LTD                                    $       96,890
             550,000   MARRIOTT PPTY FUND                                          143,617
                                                                            --------------
                       TOTAL SOUTH AFRICA                                   $      240,507

                       SOUTH KOREA 0.96%
               5,730   KOREA ELECTRIC POWER CORP                            $       96,443
              16,000   KT CORP SPON ADR                                            324,160
               7,000   SAMSUNG CO                                                   36,815
                 400   SAMSUNG ELECTRONICS CO LTD                                  100,412
               4,955   SAMSUNG ELECTRONICS CO LTD GDR                              621,924
                                                                            --------------
                       TOTAL SOUTH KOREA                                    $    1,179,754

                       SPAIN 3.37%
               1,000   ACS ACTIVIDADES DE CONSTRUCCION                      $       37,665
               8,180   ALTADIS SA SER A                                            210,877
              85,100   BANCO BILBAO VIZCAYA ARGENTARIA SA                          856,644
                 500   BANCO POPULAR ESPANOL                                        24,240
              89,589   BANCO SANTANDER CENTRAL HISPANO SA                          703,869
              11,300   ENDESA SA                                                   160,283
               4,600   GAS NATURAL SDG SA                                           88,041
              31,191   IBERDROLA SA                                                502,296
              24,100   INDITEX                                                     480,355
               5,000   NH HOTELES SA*                                               44,919
               3,000   RED ELECTRICA DE ESPANA                                      35,656
              24,700   REPSOL YPF SA                                               359,726
              50,145   TELEFONICA SA*                                              554,582
               4,500   UNION ELECTRICA FENOSA                                       62,624
                                                                            --------------
                       TOTAL SPAIN                                          $    4,121,777

                       SWEDEN 1.44%
              32,900   ASSA ABLOY AB CL B                                   $      313,728
              10,500   AUTOLIV INC SDR                                             256,733
              16,500   BILLERUD AB                                                 218,865
              95,500   ERICSSON (L M) TELEFONAKTIEBOLAGET SER B*                    86,981
              28,600   FORENINGSSPARBANKEN A                                       388,107
              10,700   PERBIO SCIENCE AB                                           139,314
              19,400   SAAB AB                                                     243,102
               7,400   SVENSKA HANDELSBANKEN AB CL A                               117,608
                                                                            --------------
                       TOTAL SWEDEN                                         $    1,764,438

                       SWITZERLAND 8.24%
               1,300   ABB LTD*                                             $        3,997
                  30   BANK SARASIN & COMPAGNIE SA B                                34,284
                 125   CENTERPULSE REG*                                             27,326
              42,680   CIE FINCANC RICHEMONT                                       630,933
              70,349   CREDIT SUISSE GROUP                                       1,680,533
                 150   FORBO HLDGS AG                                               46,450
                 300   GEBERIT AG*                                                  94,448
                  20   GRANDS MAGASINS JELMOLI                                      12,652
                 100   GRANDS MAGASINS JELMOLI REG                                  12,755
               3,060   HOLCIM LTD CL B                                             574,187
                 500   LONZA GROUP AG                                               30,358
               4,870   NESTLE SA                                                   992,815
              27,814   NOVARTIS AG                                               1,097,139
               4,550   ROCHE HOLDING AG                                            289,512
                 300   SULZER AG REG                                                36,994
              14,247   SWISS RE                                                    930,682
               4,351   SWISSCOM AG                                               1,345,753
                 177   SYNTHES-STRATEC INC                                         111,579
              32,071   UBS AG                                                    1,521,617
                 460   VALORA HLDG AG                                               82,585
               4,962   ZURICH FINANCIAL SVCS AG                                    523,163
                                                                            --------------
                       TOTAL SWITZERLAND                                    $   10,079,762

 PAR VALUE OR SHARES   DESCRIPTION                                                   VALUE
------------------------------------------------------------------------------------------
                       TAIWAN 0.27%
               9,000   ASUSTEK COMPUTER INC                                 $       17,556
               9,360   COMPAL ELECTRONICS GDR 144A* **                              50,478
              36,500   TAIWAN CEMENT CORP*                                          10,470
              18,924   TAIWAN SEMICONDUCTOR MFG SPON ADR                           158,394
             140,000   UNITED MICROELECTRONICS CORP*                                80,321
               4,000   UNITED MICROELECTRONICS CORP ADR*                            12,960
                                                                            --------------
                       TOTAL TAIWAN                                         $      330,179

                       THAILAND 0.21%
              34,000   ELECTRICITY GENER                                    $       32,913
              20,000   PTT EXPLORATION & PRODUCTION ALIEN MKT                       52,251
              57,000   SHIN CORP PLC                                                19,279
              50,000   SIAM CEMENT PCL                                             148,122
                                                                            --------------
                       TOTAL THAILAND                                       $      252,565

                       UNITED KINGDOM 23.63%
              47,708   ABBEY NATIONAL                                       $      338,928
              10,000   ALLIED DOMECQ PLC                                            56,099
              47,287   ANGLO AMERICAN PLC                                          677,165
              41,400   ARM HLDGS PLC*                                               42,347
              89,831   ASTRAZENECA PLC                                           3,543,550
               2,900   ASTRAZENECA PLC SPON ADR                                    115,623
               9,500   AVIVA PLC                                                    66,807
              54,623   BAA PLC                                                     421,665
             239,650   BAE SYS PLC                                                 486,436
              70,824   BARCLAYS PLC                                                489,283
             130,600   BG GROUP PLC                                                522,350
              57,573   BHP BILLITON PLC                                            294,451
              13,500   BOC GROUP PLC                                               170,238
               6,200   BOOTS GROUP PLC                                              56,730
              29,000   BP PLC                                                      183,775
              26,000   BRAMBLES INDS PLC                                            77,291
              83,896   BRITISH AMERICAN TOBACCO INDS PLC                           804,521
              66,185   BRITISH SKY BROADCASTING PLC*                               685,984
              45,900   BT GROUP PLC                                                131,497
               6,800   BUNZL PLC                                                    48,961
               3,500   CADBURY SCHWEPPES PLC                                        19,495
              66,800   CENTRICA PLC                                                177,494
              22,700   COMPASS PLC                                                 104,487
              56,211   DIAGEO PLC                                                  623,484
              15,000   DIXONS GROUP PLC                                             26,671
              11,468   FKI PLC                                                      13,609
              12,700   GALLAHER GROUP                                              120,264
              22,477   GLAXOSMITHKLINE PLC                                         450,485
               9,200   GREAT UNIVERSAL STORES PLC                                   85,025
               9,000   HANSON PLC                                                   50,417
              35,000   HAYS PLC                                                     46,709
             166,805   HBOS PLC                                                  1,954,149
             182,795   HSBC HLDGS PLC                                            2,002,703
              11,118   IMPERIAL CHEMICAL INDS                                       23,056
               9,100   IMPERIAL TOBACCO GROUP PLC                                  152,276
               5,085   INTERCONTINENTAL HOTELS GROUP*                               30,883
              18,000   INTERNATIONAL POWER PLC*                                     32,221
               9,000   JOHN WOOD GROUP PLC                                          22,403
              45,000   KIDDE PLC                                                    51,783
             109,688   KINGFISHER PLC                                              428,630
              65,680   LEGAL & GENERAL GROUP PLC                                    81,354
              22,000   LLOYDS TSB GROUP PLC                                        144,690
               1,680   LONMIN PLC                                                   18,661
              42,857   MARKS & SPENCER PLC                                         199,666
               5,085   MITCHELLS & BUTLERS PLC*                                     17,229
             779,114   MM02 PLC*                                                   694,210
              77,075   NATIONAL GRID GROUP PLC                                     506,291
              13,000   P&O STEAM NAVIGATION CO                                      40,100
              68,000   PEARSON PLC                                                 566,771
              67,128   PRUDENTIAL PLC                                              410,910
               9,000   RANK GROUP                                                   34,774
               6,600   RECKITT BENCKISER PLC                                       116,402
              26,400   RENTOKIL INITIAL PLC                                         78,902
              69,100   REUTERS GROUP PLC                                           149,093
               2,000   RMC GROUP PLC                                                12,786
             209,774   ROYAL & SUN ALLIANCE INSURANCE GROUP                 $      366,284
              79,441   ROYAL BANK OF SCOTLAND GROUP PLC                          2,083,522
              15,000   SABMILLER PLC                                               103,327
               8,000   SCOTTISH & NEWCASTLE PLC                                     45,710
               9,000   SCOTTISH & SOUTHERN ENERGY                                   92,491
              90,399   SCOTTISH POWER                                              561,667
              10,000   SEVERN TRENT                                                114,275
              30,300   SHELL TRANS & TRDG PLC                                      181,480
              49,100   SMITHS GROUP PLC                                            524,992
              90,110   STANDARD CHARTERED PLC                                    1,005,248
             150,548   TESCO PLC                                                   476,414
              24,671   TOMKINS PLC                                                  83,593
               7,500   TRINITY MIRROR                                               52,143
              38,500   UNILEVER PLC                                                378,426
              10,000   UNITED UTILITIES PLC                                         96,055
               7,200   VIRIDIAN GROUP PLC                                           59,408
           1,939,316   VODAFONE GROUP PLC                                        3,827,897
                 800   VODAFONE GROUP PLC SPON ADR                                  15,808
               4,000   WOLSELEY PLC                                                 38,678
              12,600   XSTRATA PLC                                                 112,068
                                                                            --------------
                       TOTAL UNITED KINGDOM                                 $   28,921,270

                                                                            --------------
TOTAL COMMON STOCK (COST $126,362,107)                                      $  113,970,000

CORPORATE DEBT 1.13%
                       JAPAN 0.28%
JPY       60,000,000   SMFG FINANCE CO 144A 2.250% 07/11/2005**             $      343,367
                                                                            --------------
                       TOTAL JAPAN                                          $      343,367

                       SWITZERLAND 0.85%
CHF           42,000   CREDIT SUISSE GROUP FINANCE GRN 6.000% 12/23/2005    $       32,407
JPY      117,700,000   UBS AG 0.000% 03/13/2006                                  1,009,145
                                                                            --------------
                       TOTAL SWITZERLAND                                    $    1,041,552

                                                                            --------------
TOTAL CORPORATE DEBT (COST $1,490,848)                                      $    1,384,919

PREFERRED STOCK 0.45%
                       AUSTRALIA 0.02%
               3,631   NEWS CORP LTD PFD                                    $       21,442
                                                                            --------------
                       TOTAL AUSTRALIA                                      $       21,442

                       GERMANY 0.42%
               7,000   BAYERISCHE MOTOREN WERKE AG PFD*                     $      159,365
              10,000   RHEINMETAL AG PFD                                           157,356
               7,900   VOLKSWAGEN AG PFD                                           201,455
                                                                            --------------
                       TOTAL GERMANY                                        $      518,176

                       ITALY 0.01%
               2,200   FIAT SPA PFD                                         $        9,624
                                                                            --------------
                       TOTAL ITALY                                          $        9,624

                                                                            --------------
TOTAL PREFERRED STOCK (COST $491,352)                                       $      549,242

                                                                            --------------
TOTAL INVESTMENTS AT MARKET VALUE 94.69% (COST $128,344,307)                   115,904,161

                                                                            --------------
OTHER ASSETS IN EXCESS OF LIABILITIES 5.31%                                      6,494,669

                                                                            --------------
NET ASSETS 100.00%                                                          $  122,398,830

INDUSTRY SECTOR BREAKDOWN                                            % OF TOTAL INVESTMENTS
-------------------------------------------------------------------------------------------
               FINANCIAL SERVICES                                                     24.07%
               TECHNOLOGY                                                             18.67
               CAPITAL GOODS                                                           9.54
               HEALTH CARE                                                             9.06
               CONSUMER DURABLES                                                       8.90
               CONSUMER NON-DURABLES                                                   8.45
               ENERGY                                                                  6.33
               BASIC INDUSTRIES                                                        4.72
               CONSUMER SERVICES                                                       3.46
               UTILITIES                                                               3.27
               REAL ESTATE (PUBLICLY TRADED)                                           1.44
               TRANSPORTATION                                                          1.17
               TELECOMMUNICATIONS                                                      0.66
               OTHER                                                                   0.26
               ----------------------------------------------------------------------------
               TOTAL                                                                 100.00%

FORWARD AND SPOT CONTRACTS

                                       DELIVER/RECEIVE                                                       NET UNREALIZED
SETTLEMENT                                 IN EXCHANGE         UNITS OF           COST ON                      APPRECIATION
DATE                                           FOR USD         CURRENCY  ORIGINATION DATE            VALUE    (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
Buys
5/02/03                                            JPY        6,955,495    $       57,770   $       58,322   $          552
5/05/03                                            EUR            8,405             9,191            9,379              188
6/27/03                                            JPY       30,159,360           251,464          253,400            1,936
---------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                                        $        2,676
Sales
5/01/03                                            CAD          155,864    $      108,503   $      108,646   $         (143)
5/01/03                                            GBP            9,102            14,455           14,548              (93)
5/01/03                                            JPY          259,200             2,151            2,173              (22)
5/02/03                                            AUD          158,000            98,608           98,837             (229)
5/02/03                                            CHF            1,239               903              914              (11)
5/02/03                                            EUR          104,442           115,312          116,558           (1,246)
5/02/03                                            GBP           23,099            36,691           36,918             (227)
5/05/03                                            EUR            5,211             5,699            5,815             (116)
5/05/03                                            HKD          570,000            73,083           73,084               (1)
5/05/03                                            SGD           10,025             5,642            5,646               (4)
5/20/03                                            JPY      100,000,000           832,639          839,062           (6,423)
5/30/03                                            EUR        1,350,000         1,486,350        1,505,113          (18,763)
6/27/03                                            JPY       30,159,360           252,000          253,400           (1,400)
---------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                                        $      (28,678)

CROSS CURRENCY FORWARD CONTRACTS

                                                                                             NET UNREALIZED
                                                                                               APPRECIATION
EXCHANGE DATE THROUGH                  CURRENCY TO BE DELIVERED    CURRENCY TO BE RECEIVED   (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------
5/09/03                                       (1,650,000)   GBP            2,423,014   EUR     $     67,426
5/27/03                                         (679,239)   EUR           86,039,260   JPY          (35,254)
5/27/03                                      (86,039,260)   JPY              676,021   EUR           31,666
6/04/03                                       (2,739,825)   MXN              226,194   EUR          (12,805)
6/09/03                                      (25,581,080)   JPY              207,723   EUR           16,710
7/14/03                                         (484,586)   CHF              511,976   CAD           (2,619)
7/17/03                                      (53,889,700)   JPY              661,142   CAD            5,773
9/12/03                                       (7,888,680)   JPY               61,950   EUR            2,385
9/30/03                                     (136,571,820)   JPY            1,077,915   EUR           45,946
10/16/03                                      (2,499,232)   HKD              305,934   EUR           19,545
-----------------------------------------------------------------------------------------------------------
TOTAL                                                                                          $    138,773

See Notes to Financial Statements.

ADR         American Depository Receipt
GDR         Global Depository Receipt
SPON ADR    Sponsored American Depository Receipt
SPON GDR    Sponsored Global Depository Receipt

 *Non-income producing security.
**Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, to qualified institutional buyers. At April 30, 2003, these securities amounted to $1,303,836 or 1.1% of net assets.

Currency Code Key

AUD         AUSTRALIAN DOLLAR
CAD         CANADIAN DOLLAR
CHF         SWISS FRANC
EUR         EURO
GBP         UK POUND
HKD         HONG KONG DOLLAR
JPY         JAPANESE YEN
MXN         MEXICAN NEW PESO
SGD         SINGAPORE DOLLAR

Schedule of Investments
COMMONFUND INSTITUTIONAL FUNDS
CIF CORE PLUS BOND FUND

April 30, 2003

 PAR VALUE OR SHARES   DESCRIPTION                                                   VALUE
------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES 5.50%
              25,000   AMERICAN AIRLINES INC 99-1 CL A2
                       7.024% 10/15/2009                                    $       20,965
             320,000   BAYVIEW FINANCIAL ACQUISITION TRUST 20-FA CL A IO
                       144A 14.000% 06/25/2005*                                     56,400
             745,071   CDC MORTGAGE CAPITAL TRUST 02-HE3 CL A (FRN)
                       1.810% 03/25/2033                                           747,855
             704,109   CENTEX HOME EQUITY TRUST 02-D CL AV (FRN)
                       1.760% 12/25/2032                                           705,797
             200,000   CITIBANK CREDIT CARD ISSUANCE TRUST 02-C1 CL C1
                       (STEP BOND) 2.610% 02/09/2009                               199,125
           1,100,000   CONSECO FINANCE SECS CORP 00-6 CL A5
                       (STEP BOND) 7.270% 09/01/2032                             1,068,963
             661,220   COUNTRYWIDE ASSET BACKED CERT 02-BC1 CL A
                       (STEP BOND) 1.650% 04/25/2032                               661,382
             550,742   COUNTRYWIDE HOME EQUITY LOAN TRUST 02-F CL A
                       (FRN) 1.660% 11/15/2028                                     551,818
             270,000   DAIMLER CHRYSLER MASTER OWNER TRUST 02-A CL A
                       (FRN) 1.370% 05/16/2005                                     270,164
             390,707   EQCC TR 02-1 CL 2A (FRN) 1.620% 11/25/2031                  391,069
             146,894   GREEN TREE FINL CORP 92-2 CL B
                       9.150% 01/15/2018                                           119,422
             149,310   HANAREUM INTL FDG LTD 1A CL 1 144A (FRN)
                       1.530% 12/14/2011*                                          149,155
             489,207   LONG BEACH MTG LOAN TRUST 01-2 CL A2
                       (STEP BOND) 1.585% 07/25/2031                               488,902
             238,338   MERRILL LYNCH MTG INVESTORS 02-AFC1 CL AF1
                       (FRN) 1.550% 07/25/2016                                     238,371
              58,828   NEXTCARD CREDIT CARD MASTER TRUST 01-1 CL A
                       144A (FRN) 1.610% 04/16/2007*                                58,929
             800,000   NISSAN AUTO RECEIVABLES OWNER TRUST 02-B CL A3
                       3.990% 12/15/2005                                           818,899
             100,000   PEGASUS AVIATION LEASE SECURITIZATION 00-1 CL A2
                       144A 8.370% 03/25/2030*                                      50,203
             375,000   SEARS CREDIT ACCOUNT MASTER TRUST 02-5 (FRN)
                       1.690% 11/17/2009                                           375,282
             174,582   SLM STUDENT LOAN TRUST 01-3 CL A1L (FRN)
                       1.360% 04/25/2010                                           174,674
             296,784   SLM STUDENT LOAN TRUST 01-4 CL A1 (FRN)
                       1.370% 01/25/2011                                           297,186
             400,000   STANDARD CREDIT CARD MASTER TR 95-1 CL A
                       8.250% 01/07/2007                                           442,911
             237,057   XEROX EQUIPMENT LEASE OWNER TRUST 01-1 CL A
                       144A (FRN) 3.310% 02/15/2008*                               237,728
                                                                            --------------
TOTAL ASSET BACKED SECURITIES (COST $8,169,646)                             $    8,125,200

COLLATERALIZED MORTGAGE OBLIGATIONS 3.27%

                       PRIVATE LABEL CMO'S 3.00%
             201,444   AMORTIZING RESIDENTIAL COLLATERAL TRUST 02-
                       BC1M CL A (FRN) 1.585% 01/01/2032                    $      201,129
             200,000   BANK OF AMERICA MTG SEC INC SER 98-6 CL A4
                       6.250% 12/26/2028                                           204,599
           8,700,000   BEAR STEARNS COMMERCIAL MTG SECS 02-HOME
                       CL X1 IO 144A 1.594% 12/03/2013*                             95,317
             200,000   CAPCO AMERICA SEC 98-D7 CL A1B 6.260% 10/15/2030            224,765
             439,376   COMMERCIAL MTG ACCEP CORP 97-ML1 CL A4
                       6.735% 12/15/2030                                           481,409
             600,000   CRIMI MAE COMMERCIAL MTG TRUST 98-C1 CL A2
                       144A 7.000% 06/02/2033*                                     668,424
             250,000   DLJ COMMERCIAL MTG CORP SER 00-CKP1 CL A1B
                       7.180% 08/10/2010                                           292,257
             250,000   GMAC COMM MTG SECS INC 99-C2 CL A2
                       6.945% 09/15/2033                                           288,433
             727,431   IMPAC CMB TRUST 02-1 CL A1 (FRN) 1.640% 03/25/2032          728,056
             157,057   MERRILL LYNCH MTG INVESTORS 02-NC1 CL A1 (FRN)
                       1.640% 05/25/2033                                           157,057
             325,000   MORGAN STANLEY CAPITAL I 99-FNV1 CL A2
                       6.530% 03/15/2031                                           368,630
             500,000   STRUCTURED ASSET SEC CORP 96-CFL CL G
                       7.750% 02/25/2028                                           576,150
              20,570   WASHINGTON MUTUAL 00-1 CL A1 (FRN)
                       1.610% 06/25/2024                                            20,572
             122,688   WASHINGTON MUTUAL 02-MS12 CL A
                       6.500% 05/25/2032                                    $      126,147
                                                                            --------------
                       TOTAL PRIVATE LABEL CMO'S                            $    4,432,945

                       U.S. AGENCY CMO'S 0.27%
             383,032   FHLMC 2277 CL B 7.500% 01/15/2031                    $      403,626
                                                                            --------------
                       TOTAL U.S. AGENCY CMO'S                              $      403,626
                                                                            --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $4,853,572)                 $    4,836,571

CORPORATE DEBT 27.80%

                       BANKING & FINANCE 8.98%
              70,000   AMERICAN GENERAL CORP TREASURY SECURITIES
                       8.500% 07/01/2030                                    $       92,974
             600,000   ARCEL FINANCE LTD SECD 144A 5.984% 02/01/2009*              638,598
             175,000   ASIF GLOBAL FINANCING XVII SR NTS 144A
                       3.850% 11/26/2007*                                          178,337
              20,000   BANK OF AMERICA CORP SR NTS 3.875% 01/15/2008                20,604
             270,000   BANK OF AMERICA CORP SUB 7.400% 01/15/2011                  324,132
              20,000   BANK OF AMERICA CORP SUB NTS 7.800% 02/15/2010               24,326
             250,000   BANK ONE CORP SUB NTS 7.875% 08/01/2010                     304,875
             190,000   BARCLAYS BANK PLC BDS 144A 8.550% 09/15/2049++*             238,306
             400,000   BOEING CAPITAL CORP 7.375% 09/27/2010                       454,628
              50,000   CHASE MANHATTAN CORP SUB NTS
                       7.125% 06/15/2009                                            58,092
             160,000   CIT GROUP INC 6.500% 02/07/2006                             173,117
              20,000   CITIGROUP INC 5.875% 02/22/2033                              20,526
             165,000   CITIGROUP INC GBL SR NTS 5.750% 05/10/2006                  180,610
              90,000   CITIGROUP INC GBL SR NTS 3.500% 02/01/2008                   90,896
             290,000   CITIGROUP INC GBL SR NTS 6.000% 02/21/2012                  323,052
             115,000   CITIGROUP INC SR NTS 6.750% 12/01/2005                      127,976
             275,000   CITIGROUP INC SUB NTS 7.250% 10/01/2010                     326,009
             100,000   CITIGROUP INC SUB NTS 5.625% 08/27/2012                     107,926
              15,000   CREDIT SUISSE FIRST BOSTON USA INC
                       7.125% 07/15/2032                                            17,449
             140,000   CREDIT SUISSE FIRST BOSTON USA INC GBL SR NTS
                       4.625% 01/15/2008                                           146,773
              35,000   CREDIT SUISSE FIRST BOSTON USA INC NTS 6.125%
                       11/15/2011                                                   38,007
             460,107   DRYDEN INVESTOR TRUST BDS 144A
                       7.157% 07/23/2008*                                          493,465
             140,000   EUROPEAN INVESTMENT BANK 5.625% 01/24/2006                  152,969
              60,000   FLEETBOSTON FINANCIAL CORP MTN NTS 4.200%
                       11/30/2007                                                   62,114
             610,000   FORD MOTOR CR CO 7.450% 07/16/2031                          542,920
             250,000   FORD MOTOR CR CO GBL LANDMARK NTS
                       7.875% 06/15/2010                                           258,865
              60,000   FORD MOTOR CREDIT CO 6.875% 02/01/2006                       62,070
             255,000   FORD MOTOR CREDIT CO GBL LANDMARK BDS
                       7.375% 10/28/2009                                           260,466
             210,000   FORD MOTOR CREDIT CO GBL LANDMARK BDS
                       7.375% 02/01/2011                                           212,887
              90,000   FORD MOTOR CREDIT CO NTS 5.800% 01/12/2009                   85,670
              25,000   GENERAL ELECTRIC CAP CORP MTN NTS
                       6.500% 12/10/2007                                            28,412
             310,000   GENERAL ELECTRIC CAP CORP MTN NTS
                       6.125% 02/22/2011                                           345,106
              55,000   GENERAL ELECTRIC CAP CORP MTN NTS
                       5.875% 02/15/2012                                            60,155
             155,000   GENERAL ELECTRIC CAP CORP MTN NTS
                       6.000% 06/15/2012                                           171,038
             170,000   GENERAL MTRS ACCEP CORP 7.750% 01/19/2010                   183,356
             135,000   GENERAL MTRS ACCEP CORP 6.875% 09/15/2011                   137,590
             500,000   GENERAL MTRS ACCEP CORP MTN (FRN)
                       2.049% 01/20/2004                                           498,860
             115,000   GOLDMAN SACHS GROUP INC 6.875% 01/15/2011                   132,223
             400,000   GOLDMAN SACHS GROUP INC 6.600% 01/15/2012                   450,968
             300,000   HELLER FINL INC NTS 8.000% 06/15/2005                       336,141
             120,000   HOUSEHOLD FINANCE CORP 4.625% 01/15/2008                    125,220
             100,000   HOUSEHOLD FINANCE CORP 6.400% 06/17/2008                    112,179
             185,000   HOUSEHOLD FINANCE CORP 6.500% 11/15/2008                    206,371
              60,000   HOUSEHOLD FINANCE CORP 8.000% 07/15/2010                     72,214

 PAR VALUE OR SHARES   DESCRIPTION                                                   VALUE
------------------------------------------------------------------------------------------
               5,000   HOUSEHOLD FINANCE CORP 6.375% 08/01/2010             $        5,470
              80,000   HOUSEHOLD FINANCE CORP 7.000% 05/15/2012                     91,623
             115,000   HOUSEHOLD FINANCE CORP 6.375% 11/27/2012                    126,868
             140,000   JP MORGAN CHASE & CO GBL SUB NTS
                       5.750% 01/02/2013                                           148,753
              40,000   JP MORGAN CHASE & CO SUB NTS 6.750% 02/01/2011               45,549
             340,000   JP MORGAN CHASE & CO SUB NTS 6.625% 03/15/2012              383,446
              20,000   LABRANCHE & CO SR NTS 9.500% 08/15/2004                      21,200
             195,000   LEHMAN BROS HLDG INC NTS 6.250% 05/15/2006                  216,149
             100,000   LEHMAN BROS HLDG INC NTS 8.250% 06/15/2007                  118,794
              50,000   METLIFE INC SR NTS 6.500% 12/15/2032                         55,462
              50,000   MORGAN STANLEY 6.100% 04/15/2006                             54,854
             100,000   MORGAN STANLEY 5.800% 04/01/2007                            109,001
             360,000   MORGAN STANLEY 6.750% 04/15/2011                            409,027
              55,000   MORGAN STANLEY 5.300% 03/01/2013                             57,084
              50,000   OSPREY TRUST/OSPREY I 144A 7.797% 01/15/2049*#                7,250
              25,000   OSPREY TRUST/OSPREY I 144A 8.310% 01/15/2049*#                3,625
             220,000   PDVSA FINANCE LTD 8.500% 11/16/2012                         180,400
              20,000   PDVSA FINANCE LTD 7.400% 08/15/2016                          14,200
             170,000   PETROZUATA FINANCE INC 144A 8.220% 04/01/2017*              126,650
             200,000   PRUDENTIAL FDG LLC NTS 6.600% 05/15/2008                    226,114
             115,000   SEARS ROEBUCK ACCEPTANCE CORP 6.700% 04/15/2012             121,581
              25,000   SOVEREIGN BANCORP INC 10.500% 11/15/2006                     30,250
             460,000   SPRINT CAP CORP 8.375% 03/15/2012                           511,750
             170,000   SUMITOMO MITSUI BANK NY SUB NTS
                       8.000% 06/15/2012                                           202,018
              35,000   SUN LIFE CANADA US CAPITAL 144A
                       8.526% 05/29/2049*                                           40,139
             140,000   US BANCORP NTS MTN 3.125% 03/15/2008                        138,554
              90,000   US BANCORP SR NTS MTN 3.950% 08/23/2007                      92,800
             290,000   VERIZON GLOBAL FDG CORP 7.250% 12/01/2010                   339,102
              75,000   VERIZON GLOBAL FDG CORP 7.750% 12/01/2030                    92,607
              10,000   VERIZON GLOBAL FDG CORP 7.750% 06/15/2032                    12,365
             120,000   VERIZON GLOBAL FDG CORP CV 0.000% 05/15/2021                 70,950
             300,000   WELLS FARGO FINANCIAL INC 5.875% 08/15/2008                 336,612
                                                                            --------------
                       TOTAL BANKING & FINANCE                              $   13,268,719

                       BASIC INDUSTRIES 1.93%
              11,000   ABITIBI-CONSOLIDATED INC 8.500% 08/01/2029           $       11,752
              25,000   AINSWORTH LUMBER CO LTD SR SECD NTS
                       13.875% 07/15/2007                                           27,875
             250,000   AK STEEL CORP 7.875% 02/15/2009                             221,875
              55,000   AK STEEL CORP GTD SR NTS 7.750% 06/15/2012                   48,056
              15,000   ALLIED WASTE INDS INC NTS 144A
                       9.250% 09/01/2012*                                           16,425
             150,000   ALLIED WASTE NORTH AMER INC 8.875% 04/01/2008               162,000
             120,000   ALLIED WASTE NORTH AMER INC 10.000% 08/01/2009              128,250
              38,000   AMERICAN STANDARD INC 7.375% 04/15/2005                      39,710
              40,000   AMERICAN STANDARD INC 8.250% 06/01/2009                      43,600
               7,000   BALL CORP SR NT 6.875% 12/15/2012                             7,367
              55,000   BRIGGS & STRATTON CORP 8.875% 03/15/2011                     61,600
              23,000   CASCADES INC 144A 7.250% 02/15/2013*                         24,265
              75,000   DOW CHEMICAL CO NTS 5.970% 01/15/2009                        81,239
              80,000   DOW CHEMICAL CO NTS 7.375% 11/01/2029                        90,672
              13,000   FMC CORP SR SECURED NT 144A
                       10.250% 11/01/2009*                                          14,625
              17,000   GEORGIA-PACIFIC CORP 9.500% 12/01/2011                       17,977
               1,000   GEORGIA-PACIFIC CORP 8.875% 05/15/2031                          910
               9,000   GEORGIA-PACIFIC CORP NTS 144A
                       8.875% 02/01/2010*                                            9,697
              11,000   GEORGIA-PACIFIC CORP NTS 144A 9.375% 02/01/2013*             12,100
              26,000   IMC GLOBAL INC GTD 10.875% 06/01/2008                        29,640
               3,000   IMC GLOBAL INC GTD 11.250% 06/01/2011                         3,405
              25,000   INTERNATIONAL PAPER CO 144A 5.300% 04/01/2015*               25,196
              11,000   LENNAR CORP SR NTS 9.950% 05/01/2010                         12,848
              50,000   LYONDELL CHEMICAL CO 11.125% 07/15/2012                      54,000
              35,000   LYONDELL CHEMICAL CO SR SECD NTS 144A
                       9.500% 12/15/2008*                                           35,700
              32,000   MACDERMID INC 9.125% 07/15/2011                              35,520
             120,000   MEADWESTVACO CORP 6.850% 04/01/2012                         135,699
              70,000   METHANEX CORP 7.750% 08/15/2005                              72,625
              20,000   NORSKE SKOG CANADA 8.625% 06/15/2011                         20,700
              30,000   NORTEK INC SR NTS SER B 9.250% 03/15/2007            $       30,937
              89,000   NORTEK INC SR NTS SER B 8.875% 08/01/2008                    92,115
              70,000   OWENS-BROCKWAY SR SECURED NT
                       8.750% 11/15/2012                                            74,725
              85,000   PEABODY ENERGY CORP 8.875% 05/15/2008                        88,931
              15,000   RESOLUTION PERFORMANCE 13.500% 11/15/2010                    16,087
              30,000   SMURFIT-STONE CONTAINER EXP 8.250% 10/01/2012                32,625
              16,000   SPX CORP SR NTS 7.500% 01/01/2013                            17,440
              20,000   STANDARD-PACIFIC CORP SR NT 7.750% 03/15/2013                20,450
              60,000   TEMBEC INDS INC GTD 8.500% 02/01/2011                        62,400
              90,000   TOLL CORP SR SUB NTS 8.250% 12/01/2011                       96,975
             150,000   UNITED TECH CORP 4.875% 11/01/2006                          160,497
              75,000   WEYERHAEUSER CO 6.000% 08/01/2006                            81,288
              30,000   WEYERHAEUSER CO 5.950% 11/01/2008                            32,777
              25,000   WEYERHAEUSER CO 5.250% 12/15/2009                            26,073
             100,000   WEYERHAEUSER CO 6.750% 03/15/2012                           112,026
              30,000   WEYERHAEUSER CO 7.125% 07/15/2023                            32,506
             280,000   WEYERHAEUSER CO 7.375% 03/15/2032                           319,411
              95,000   WEYERHAEUSER CO 6.875% 12/15/2033                           102,228
                                                                            --------------
                       TOTAL BASIC INDUSTRIES                               $    2,844,819

                       CABLE & MEDIA 1.99%
              10,000   ADELPHIA COMMUNICATIONS CORP SR NTS
                       10.500% 07/15/2004#                                  $        4,900
             250,000   AOL TIME WARNER INC 7.625% 04/15/2031                       275,701
              80,000   AOL TIME WARNER INC 7.700% 05/01/2032                        89,085
              35,000   AOL TIME WARNER INC GTD 6.125% 04/15/2006                    37,258
              58,000   BRITISH SKY BROADCASTING GROUP PLC GTD 6.875%
                       02/23/2009                                                   62,785
              65,000   CHARTER COMMUNICATIONS HLDGS
                       11.125% 01/15/2011                                           42,900
             145,000   CHARTER COMMUNICATIONS HLDGS INC SR NTS
                       10.750% 10/01/2009                                           96,425
               2,000   CLEAR CHANNEL COMMUNICATIONS
                       8.000% 11/01/2008                                             2,290
              25,000   COMCAST CABLE COMMUNICATIONS CORP 8.875%
                       05/01/2017                                                   31,662
             390,000   COMCAST CABLE COMMUNICATIONS CORP SR NTS
                       6.750% 01/30/2011                                           430,462
             165,000   COMCAST CORP 8.375% 11/01/2005                              185,440
              50,000   COMCAST CORP NTS 5.500% 03/15/2011                           51,579
              75,000   COMCAST CORP NT 6.500% 01/15/2015                            81,480
              32,000   CSC HLDGS INC 7.875% 02/15/2018                              33,680
               6,000   CSC HLDGS INC 7.625% 07/15/2018                               6,225
              15,000   CSC HLDGS INC SR NTS 7.875% 12/15/2007                       15,787
              15,000   CSC HLDGS INC SR NTS 7.625% 04/01/2011                       15,787
              35,000   DIRECTV HOLDINGS/FINANCE SR NTS 144A
                       8.375% 03/15/2013*                                           39,200
              55,000   ECHOSTAR DBS CORP SR NTS 10.375% 10/01/2007                  61,600
              83,000   ECHOSTAR DBS CORP SR NTS 9.125% 01/15/2009                   93,375
              56,000   ECHOSTAR DBS CORP SR NTS 9.375% 02/01/2009                   60,410
              17,000   EMMIS COMMUNICATIONS CORP 8.125% 03/15/2009                  17,935
              16,000   LAMAR MEDIA CORP SR SUB NTS 144A
                       7.250% 01/01/2013*                                           16,840
             200,000   LIBERTY MEDIA CORP CV 3.750% 02/15/2030                     113,250
             500,000   NEWS AMER HLDGS GTD 7.430% 10/01/2026                       557,171
              65,000   TIME WARNER COS INC 7.570% 02/01/2024                        70,298
              60,000   TIME WARNER ENTMT CO LP SR SUB NTS
                       8.375% 07/15/2033                                            76,149
             130,000   TIME WARNER INC GTD 6.625% 05/15/2029                       128,362
              80,000   TURNER BROADCASTING SYS INC SR NTS
                       8.375% 07/01/2013                                            92,708
             130,000   VIACOM INC 5.625% 08/15/2012                                140,676
                                                                            --------------
                       TOTAL CABLE & MEDIA                                  $    2,931,420

                       CONSUMER DURABLES 0.15%
             215,000   GENERAL ELECTRIC CO NTS 5.000% 02/01/2013            $      222,219
                                                                            --------------
                       TOTAL CONSUMER DURABLES                              $      222,219

                       CONSUMER NON-DURABLES 2.11%
               8,000   AMERICAN GREETINGS CORP SR NTS
                       6.100% 08/01/2028                                    $        7,840

 PAR VALUE OR SHARES   DESCRIPTION                                                   VALUE
------------------------------------------------------------------------------------------
              56,000   CONSTELLATION BRANDS INC 8.000% 02/15/2008           $       60,200
              14,000   CONSTELLATION BRANDS INC 8.500% 03/01/2009                   14,770
              15,000   DEL MONTE CORP SR SUB NTS 144A
                       8.625% 12/15/2012*                                           16,144
              70,000   DELHAIZE AMERICA INC 8.125% 04/15/2011                       74,200
             280,000   DYNERGY HLDGS INC SR NTS 8.750% 02/15/2012                  266,000
              75,000   GENERAL MILLS INC NTS 5.125% 02/15/2007                      80,778
              70,000   GENERAL MILLS INC NTS 6.000% 02/15/2012                      76,794
             150,000   KELLOGG CO 6.600% 04/01/2011                                171,517
             225,000   KRAFT FOODS INC 5.625% 11/01/2011                           235,421
              25,000   KROGER CO SR NT 7.700% 06/01/2029                            28,917
             250,000   NABISCO INC DEBS 7.550% 06/15/2015                          292,195
             250,000   PEPSI BOTTLING GROUP INC SR NTS 7.000% 03/01/2029           296,302
             350,000   PHILIP MORRIS DEB 7.750% 01/15/2027                         354,073
             250,000   PROCTER & GAMBLE CO DEB 8.500% 08/10/2009                   315,808
             200,000   REYNOLDS RJ TOBACCO HLDGS GTD SER B
                       7.750% 05/15/2006                                           197,551
             210,000   REYNOLDS RJ TOBACCO HLDGS INC
                       7.250% 06/01/2012                                           197,947
             220,000   SARA LEE CORP 6.250% 09/15/2011                             246,115
              33,000   SMITHFIELD FOODS INC SR NTS 8.000% 10/15/2009                33,825
             125,000   UNILEVER CAP CORP GTD 7.125% 11/01/2010                     148,656
                                                                            --------------
                       TOTAL CONSUMER NON-DURABLES                          $    3,115,053

                       CONSUMER SERVICES 1.34%
              20,000   ARGOSY GAMING CO SR SUB NTS
                       10.750% 06/01/2009                                   $       22,100
              86,000   AVIS GROUP HLDGS INC 11.000% 05/01/2009                      95,890
              45,000   BOYD GAMING CORP SR SUB NTS 144A
                       7.750% 12/15/2012*                                           46,687
              30,000   EXTENDED STAY AMERICA INC SR SUB NTS
                       9.875% 06/15/2011                                            31,200
              90,000   HARRAHS OPER CO INC GTD 7.875% 12/15/2005                    96,975
              51,000   HASBRO INC 5.600% 11/01/2005                                 51,510
              56,000   INTL GAME TECHNOLOGY SR NTS 8.375% 05/15/2009                66,813
              25,000   IRON MOUNTAIN INC SR NTS 7.750% 01/15/2015                   26,875
              44,000   JC PENNEY CORP INC 8.000% 03/01/2010                         46,750
              47,000   MGM MIRAGE INC 6.625% 02/01/2005                             48,527
              35,000   MGM MIRAGE INC 9.750% 06/01/2007                             39,200
              10,000   MOHEGAN TRIBAL GAMING SR NTS
                       8.125% 01/01/2006                                            10,625
              52,000   MOHEGAN TRIBAL GAMING SR SUB NTS
                       8.750% 01/01/2009                                            55,250
              40,000   MOHEGAN TRIBAL GAMING SR SUB NTS
                       8.375% 07/01/2011                                            42,600
               8,000   MOORE NORTH AMERICA FINANCE INC NOTE 144A
                       7.875% 01/15/2011*                                            8,520
               5,000   PARK PL ENTMT CORP SR NT 144A 7.000% 04/15/2013*              5,125
              41,000   PARK PL ENTMT CORP SR SUB NTS 9.375% 02/15/2007              44,587
              25,000   PARK PL ENTMT CORP SR SUB NTS 8.875% 09/15/2008              27,000
              10,000   PARK PL ENTMT CORP SR SUB NTS 8.125% 05/15/2011              10,575
              15,000   PERKIN-ELMER INC SR SUB NTS 144A
                       8.875% 01/15/2013*                                           16,162
              55,000   RYLAND GROUP INC 8.000% 08/15/2006                           58,712
              10,000   RYLAND GROUP INC SR SUB NTS 8.250% 04/01/2008                10,400
              20,000   SIX FLAGS INC 9.500% 02/01/2009                              20,400
             140,000   TARGET CORP 5.875% 03/01/2012                               152,780
               5,000   TRICON GLOBAL RESTAURANTS INC SR NTS
                       8.500% 04/15/2006                                             5,550
             250,000   WAL-MART STORES NTS 7.550% 02/15/2030                       320,095
             110,000   WASTE MANAGEMENT INC 144A 6.375% 11/15/2012*                121,879
             135,000   WASTE MANAGEMENT INC GTD 7.375% 05/15/2029                  156,134
             120,000   WASTE MANAGEMENT INC SR NTS
                       7.375% 08/01/2010                                           139,911
             100,000   WASTE MANAGEMENT INC SR NTS
                       7.125% 12/15/2017                                           114,316
              50,000   YUM! BRANDS INC 8.875% 04/15/2011                            58,125
              25,000   YUM! BRANDS INC SR NTS 7.450% 05/15/2005                     26,875
                                                                            --------------
                       TOTAL CONSUMER SERVICES                              $    1,978,148

                       ENERGY 3.01%
              25,000   AMERADA HESS CORP SR NTS 7.125% 03/15/2033           $       27,469
              40,000   ANADARKO PETROLEUM CORP 5.375% 03/01/2007                    43,166
               7,000   CHESAPEAKE ENERGY CORP 8.125% 04/01/2011                      7,560
              15,000   CHESAPEAKE ENERGY CORP 7.750% 01/15/2015                     16,050
              18,000   CHESAPEAKE ENERGY CORP SR NT
                       144A 7.500% 09/15/2013*                                      19,125
              25,000   CHESAPEAKE ENERGY CORP SR NTS
                       9.000% 08/15/2012                                            27,875
              80,000   CHEVRONTEXACO CAPITAL CO 3.500% 09/17/2007                   81,872
              30,000   CONOCO FDG CO 5.450% 10/15/2006                              32,733
             220,000   CONOCO FDG CO 6.350% 10/15/2011                             249,315
             150,000   CONOCO FDG CO 7.250% 10/15/2031                             181,805
             105,000   CONOCO INC 5.900% 04/15/2004                                109,128
             125,000   CONOCO INC SR NTS 6.950% 04/15/2029                         146,218
             180,000   CONOCOPHILLIPS 8.750% 05/25/2010                            226,613
              80,000   CONOCOPHILLIPS CO NTS 4.750% 10/15/2012                      81,585
              50,000   CONOCOPHILLIPS CO NTS 5.900% 10/15/2032                      51,781
              90,000   CONSOLIDATED NATURAL GAS CO 5.375% 11/01/2006                96,977
              80,000   DEVON ENERGY CORP 7.950% 04/15/2032                         100,125
              70,000   DEVON FINANCING CORP ULC GTD 6.875% 09/30/2011               80,512
              20,000   DOMINION RESOURCES INC 4.125% 02/15/2008                     20,458
              45,000   DTE ENERGY CO SR NTS 6.450% 06/01/2006                       49,290
              80,000   EXELON CORP 6.750% 05/01/2011                                90,205
               5,000   FIRSTENERGY CORP SER A 5.500% 11/15/2006                      5,284
             240,000   FIRSTENERGY CORP SER B 6.450% 11/15/2011                    259,453
             120,000   FIRSTENERGY CORP SER C 7.375% 11/15/2031                    132,241
              50,000   FLORIDA POWER CORP 4.800% 03/01/2013                         50,858
              50,000   FOREST OIL CORP 7.750% 05/01/2014                            52,000
             140,000   GAZPROM OAO 144A 9.625% 03/01/2013*                         149,100
              40,000   HANOVER EQUIPMENT TRUST 8.750% 09/01/2011                    40,800
              40,000   KINDER MORGAN ENERGY PARTNERS LP NTS
                       7.300% 08/15/2033                                            46,712
              75,000   KINDER MORGAN INC 7.250% 03/01/2028                          84,112
              20,000   LEVIATHAN GAS PIPELINE PARTNERS SR SUB NTS
                       10.375% 06/01/2009                                           21,600
              50,000   OCEAN ENERGY INC GTD SER B 8.375% 07/01/2008                 52,562
              20,000   PARKER & PARSLEY PETROLEUM SR NTS
                       8.250% 08/15/2007                                            22,755
              45,000   PEABODY ENERGY CORP SENIOR NOTE 144A
                       6.875% 03/15/2013*                                           46,800
             275,000   PETROLIAM NASIONAL BERHAD 144A
                       7.625% 10/15/2026*                                          292,008
              50,000   PIONEER NATURAL RESOURCE CO GTD
                       9.625% 04/01/2010                                            61,494
              75,000   POGO PRODUCING CO 10.375% 02/15/2009                         81,750
             450,000   PROGRESS ENERGY INC NTS NCL 7.100% 03/01/2011               517,492
               9,000   SOUTHERN CAL EDISON NTS 144A 8.000% 02/15/2007*               9,810
              30,000   SOUTHERN NATURAL GAS CO NTS 8.000% 03/01/2032                30,675
              45,000   SWIFT ENERGY CO SR SUB NTS 9.375% 05/01/2012                 47,025
             110,000   TENNESSEE GAS PIPELINE 8.375% 06/15/2032                    113,300
              30,000   TENNESSEE GAS PIPELINE CO NTS 7.500% 04/01/2017              29,400
              40,000   VINTAGE PETROLEUM INC 7.875% 05/15/2011                      41,050
              31,000   VINTAGE PETROLEUM INC SR NTS 144A
                       8.250% 05/01/2012*                                           33,093
              37,000   WESTERN OIL SANDS INC 8.375% 05/01/2012                      39,590
               4,000   WESTPORT RESOURCES CORP NEW SUB NT
                       8.250% 11/01/2011                                             4,360
               7,000   WESTPORT RESOURCES CORP SR SUB NT 144A
                       8.250% 11/04/2011*                                            7,630
             380,000   WILLIAMS COS INC 144A 8.750% 03/15/2032*                    370,500
              40,000   XTO ENERGY INC NT 144A 6.250% 04/15/2013*                    41,700
              21,000   XTO ENERGY INC SR NTS 7.500% 04/15/2012                      23,100
                                                                            --------------
                       TOTAL ENERGY                                         $    4,448,116

                       FINANCIAL SERVICES 0.02%
              25,000   AMERICO LIFE INC SR NT 144A 7.875% 05/01/2013*       $       24,688
                                                                            --------------
                       TOTAL FINANCIAL SERVICES                             $       24,688

 PAR VALUE OR SHARES   DESCRIPTION                                                   VALUE
------------------------------------------------------------------------------------------
                       HEALTH CARE 1.38%
              40,000   AMERISOURCEBERGEN CORP SR NTS 8.125% 09/01/2008      $       43,600
             605,000   BRISTOL-MYERS SQUIBB CO 5.750% 10/01/2011                   656,973
              32,000   COVENTRY HEALTH CARE INC SR NTS 8.125% 02/15/2012            34,320
             344,000   ELI LILLY & CO NTS 7.125% 06/01/2025                        424,582
              60,000   FRESENIUS MED CAP TR IV GTD 7.875% 06/15/2011                62,700
              20,000   HCA INC 6.910% 06/15/2005                                    21,261
              60,000   HCA INC 7.125% 06/01/2006                                    64,503
              45,000   HCA INC 7.250% 05/20/2008                                    49,768
              54,000   HCA INC 8.750% 09/01/2010                                    63,152
              15,000   HEALTHSOUTH CORP SR NTS 8.500% 02/01/2008#                    9,563
             105,000   HEALTHSOUTH CORP SR SUB NTS 10.750% 10/01/2008#              27,825
              22,000   MANOR CARE INC 8.000% 03/01/2008                             23,870
              72,000   MANOR CARE INC SR NTS 7.500% 06/15/2006                      77,297
              67,000   OMNICARE INC 8.125% 03/15/2011                               73,030
              75,000   TENET HEALTHCARE CORP 6.375% 12/01/2011                      71,250
             222,000   TENET HEALTHCARE CORP 7.375% 02/01/2013                     219,225
              20,000   UNITED SURGICAL PARTNERS HLDGS INC
                       SR SUB NTS 10.000% 12/15/2011                                21,400
              90,000   WELLPOINT HEALTH NETWORK INC 6.375% 06/15/2006               99,416
                                                                            --------------
                       TOTAL HEALTH CARE                                    $    2,043,735

                       INDUSTRIAL 2.99%
              15,000   AGCO CORP 9.500% 05/01/2008                          $       16,350
              32,000   AMERICAN AXLE & MANUFACTURING INC
                       9.750% 03/01/2009                                            34,880
             300,000   ANADARKO FINANCE CO 7.500% 05/01/2031                       367,763
              15,000   ASBURY AUTOMOTIVE GROUP INC SR SUB NTS
                       9.000% 06/15/2012                                            14,100
              55,000   AUTONATION INC GTD 9.000% 08/01/2008                         59,950
              23,000   BEAZER HOMES USA INC SR NTS 8.375% 04/15/2012                25,128
              60,000   CROWN EURO HOLDINGS SA 144A 9.500% 03/01/2011*               63,900
              35,000   D.R. HORTON INC 10.500% 04/01/2005                           38,675
              20,000   D.R. HORTON INC 7.875% 08/15/2011                            21,600
              30,000   D.R. HORTON INC NTS 7.500% 12/01/2007                        31,800
              15,000   D.R. HORTON INC SR NTS 8.000% 02/01/2009                     16,275
              55,000   DAIMLERCHRYSLER AG 7.450% 03/01/2027                         61,065
             155,000   DAIMLERCHRYSLER NORTH AMER HLDG CORP NTS
                       4.750% 01/15/2008                                           160,124
              55,000   DRESSER INC 9.375% 04/15/2011                                56,650
              50,000   DURA OPERATING CORP SER B 8.625% 04/15/2012                  51,875
             510,000   GENERAL MOTORS NOVA SCOTIA FINANCE CO
                       6.850% 10/15/2008                                           534,092
              80,000   HONEYWELL INTL INC 6.875% 10/03/2005                         88,523
              29,000   LEAR CORP 7.960% 05/15/2005                                  31,030
              29,000   LEAR CORP SER B 8.110% 05/15/2009                            32,625
              95,000   LOCKHEED MARTIN CORP 8.500% 12/01/2029                      127,451
             180,000   LOCKHEED MARTIN CORP 7.200% 05/01/2036                      211,111
              70,000   NORTHROP GRUMMAN CORP 7.750% 02/15/2031                      88,925
              60,000   PACKAGING CORP OF AMERICA GTD
                       9.625% 04/01/2009                                            65,100
              69,000   SCHULER HOMES GTD 9.375% 07/15/2009                          75,383
             399,045   SYSTEMS 2001 ASSET TRUST CL G 144A
                       6.664% 09/15/2013*                                          434,813
              89,000   TEEKAY SHIPPING CORP 8.875% 07/15/2011                       97,233
              30,000   TEREX CORP 8.875% 04/01/2008                                 31,200
              30,000   TEREX CORP 9.250% 07/15/2011                                 32,100
              10,000   TYCO INTL GROUP SA 5.875% 11/01/2004                         10,100
             140,000   TYCO INTL GROUP SA 6.375% 06/15/2005                        141,400
             187,000   TYCO INTL GROUP SA 5.800% 08/01/2006                        184,195
              30,000   TYCO INTL GROUP SA 6.125% 11/01/2008                         29,475
              10,000   TYCO INTL GROUP SA 6.125% 01/15/2009                          9,825
              10,000   TYCO INTL GROUP SA 6.750% 02/15/2011                         10,000
             320,000   TYCO INTL GROUP SA 6.375% 10/15/2011                        315,200
             306,000   TYCO INTL GROUP SA 7.000% 06/15/2028                        287,640
             554,000   TYCO INTL GROUP SA 6.875% 01/15/2029                        517,990
              30,000   TYCO INTL GROUP SA (FRN) 1.790% 07/30/2003                   29,550
              10,000   WCI COMMUNITIES INC 10.625% 02/15/2011                       10,600
               5,000   WCI COMMUNITIES INC 9.125% 05/01/2012                         5,050
                                                                            --------------
                       TOTAL INDUSTRIAL                                     $    4,420,746

                       REAL ESTATE (PUBLICLY TRADED) 0.21%
              75,000   EOP OPERATING LP NTS 7.750% 11/15/2007               $       86,804
              75,000   EOP OPERTAING LP GUAR NTS 7.000% 07/15/2011                  85,299
              40,000   HMH PPTYS INC SR NTS SER B 7.875% 08/01/2008                 40,400
              12,000   HMH PPTYS INC SR NTS SER C 8.450% 12/01/2008                 12,300
              60,000   STARWOOD HOTELS & RESORTS WORLDWIDE INC
                       SR NT 7.375% 05/01/2007                                      62,700
              10,000   VENTAS REALTY LP/VENTAS CAPITAL CORP
                       8.750% 05/01/2009                                            10,625
              10,000   VENTAS REALTY LP/VENTAS CAPITAL CORP
                       9.000% 05/01/2012                                            10,725
                                                                            --------------
                       TOTAL REAL ESTATE (PUBLICLY TRADED)                  $      308,853

                       TECHNOLOGY 0.36%
             300,000   ELECTRONIC DATA SYS NTS 7.125% 10/15/2009            $      324,000
              41,000   FLEXTRONICS INTL 9.875% 07/01/2010                           45,920
              63,000   PANAMSAT CORP SR NTS 144A 8.500% 02/01/2012*                 68,198
              25,000   SEAGATE TECHNOLOGY HDD HLDGS SR NTS
                       8.000% 05/15/2009                                            26,844
              60,000   UNISYS CORP SR NTS 7.250% 01/15/2005                         62,700
                                                                            --------------
                       TOTAL TECHNOLOGY                                     $      527,662

                       TELECOMMUNICATIONS 1.13%
              62,000   AT&T BROADBAND CORP NTS 8.375% 03/15/2013            $       75,644
              80,000   AT&T CORP SR NTS 8.500% 11/15/2031                           89,071
              85,000   BRITISH TELECOM PLC BDS (STEP BOND)
                       8.875% 12/15/2030                                           113,077
              20,000   DEUTSCHE TELEKOM INT FIN 8.500% 06/15/2010                   24,107
              83,000   L-3 COMMUNICATIONS CORP SR SUB NTS
                       7.625% 06/15/2012                                            91,508
              40,000   NEXTEL COMMUNICATIONS (STEP BOND)
                       9.950% 02/15/2008                                            42,000
              32,000   NEXTEL COMMUNICATIONS INC SR SERIAL
                       9.375% 11/15/2009                                            34,560
              25,000   PANAMSAT CORP 6.875% 01/15/2028                              24,125
              45,000   QWEST CAPITAL FDG INC 7.000% 08/03/2009                      37,238
             150,000   QWEST CAPITAL FDG INC 7.900% 08/15/2010                     126,375
             155,000   SBC COMMUNICATIONS INC 6.250% 03/15/2011                    172,913
             100,000   SBC COMMUNICATIONS INC 5.875% 08/15/2012                    109,866
              28,000   SHAW COMMUNICATIONS INC 8.250% 04/11/2010                    30,310
              18,000   SHAW COMMUNICATIONS INC SR NTS
                       7.200% 12/15/2011                                            18,585
             150,000   VERIZON NEW JERSEY INC 5.875% 01/17/2012                    163,821
             175,000   VERIZON PENNSYLVANIA INC SER A
                       5.650% 11/15/2011                                           188,376
              55,000   VODAFONE GROUP PLC 6.250% 11/30/2032                         58,738
              20,000   WORLDCOM INC 8.000% 05/15/2006#                               5,650
             230,000   WORLDCOM INC 8.250% 05/15/2010#                              64,975
              10,000   WORLDCOM INC 6.950% 08/15/2028#                               2,825
             515,000   WORLDCOM INC BDS 8.250% 05/15/2031#                         145,488
             155,000   WORLDCOM INC NTS 7.500% 05/15/2011#                          43,788
                                                                            --------------
                       TOTAL TELECOMMUNICATIONS                             $    1,663,040

                       TRANSPORTATION 0.90%
             150,000   BURLINGTON NORTH SANTA FE CORP NTS
                       6.375% 12/15/2005                                    $      165,909
              40,000   CANADIAN NATIONAL RAILWAY CO
                       6.900% 07/15/2028                                            46,325
              50,000   CANADIAN NATIONAL RAILWAY CO NT
                       4.400% 03/15/2013                                            49,181
              42,443   CONTINENTAL AIRLINES INC 97-4 CL 4A
                       6.900% 01/02/2018                                            36,248
              50,000   DELTA AIR LINES INC 7.570% 11/18/2010                        48,517
              80,945   DELTA AIR LINES INC 6.619% 03/18/2011                        78,392
             188,644   DELTA AIR LINES INC 6.718% 01/02/2023                       195,690
              23,000   KANSAS CITY SOUTHERN RAILWAY GTD
                       9.500% 10/01/2008                                            25,415
              50,000   NORFOLK SOUTHERN CORP 7.050% 05/01/2037                      57,270
              75,000   NORFOLK SOUTHERN CORP SR NTS
                       6.200% 04/15/2009                                            83,982

 PAR VALUE OR SHARES   DESCRIPTION                                                   VALUE
------------------------------------------------------------------------------------------
              15,000   OVERSEAS SHIPHOLDING GROUP INC NT
                       8.750% 12/01/2013                                    $       15,427
              35,000   OVERSEAS SHIPHOLDING GROUP INC NT
                       144A 8.250% 03/15/2013*                                      36,094
             458,000   TRAINS 5-02 144A (FRN) 5.936% 01/25/2007*                   494,996
                                                                            --------------
                       TOTAL TRANSPORTATION                                 $    1,333,446

                       UTILITIES 1.30%
              17,000   AES CORP 8.375% 08/15/2007                           $       15,555
              12,000   AES CORP 8.750% 06/15/2008                                   11,580
              29,000   AES CORP 9.375% 09/15/2010                                   28,420
              15,000   AES CORP 8.875% 02/15/2011                                   14,325
              51,000   AES CORP NT 144A 10.000% 07/15/2005*                         53,550
             125,000   AES CORP SR NTS 9.500% 06/01/2009                           123,125
              13,000   AES CORP SR SUB NTS 10.250% 07/15/2006                       12,870
               8,000   AES CORP SR SUB NTS 8.500% 11/01/2007                         7,320
              47,000   CALPINE CORP 8.500% 02/15/2011                               34,310
              80,000   CALPINE CORP SR NTS 8.250% 08/15/2005                        67,200
             110,000   DETROIT EDISON CO 6.125% 10/01/2010                         121,660
              80,000   DOMINION RESOURCES INC 5.700% 09/17/2012                     85,326
              90,000   DOMINION RESOURCES INC SER D SR NTS
                       5.125% 12/15/2009                                            93,751
             100,000   EL PASO CORP CV 0.000% 02/28/2021                            41,250
             490,000   EL PASO CORP MTN 7.800% 08/01/2031                          387,100
             180,000   EL PASO CORP MTN 7.750% 01/15/2032                          142,200
              50,000   EL PASO ENERGY CORP NTS 7.625% 07/15/2011                    43,500
              10,000   EL PASO ENERGY LP SR SUB NTS 8.500% 06/01/2011               10,775
              20,000   EL PASO ENERGY PARTNERS LP/EL PASO ENERGY
                       PARTNERS FINANCE CORP SR SUB NTS
                       144A 10.625% 12/01/2012*                                     23,000
             120,000   EL PASO NATURAL GAS CO 144A 8.375% 06/15/2032*              121,200
             250,000   HYDRO-QUEBEC GTD 6.300% 05/11/2011                          288,214
              30,000   ONCOR ELECTRIC DELIVERY CO SR SECD NTS
                       144A 6.375% 01/15/2015*                                      33,446
              50,000   ONCOR ELECTRIC DELIVERY CO SR SECD NTS 144A
                       7.250% 01/15/2033*                                           58,451
              47,000   ORION POWER HLDGS INC SR NTS
                       12.000% 05/01/2010                                           50,995
              50,000   TXU ENERGY CO NTS 144A 7.000% 03/15/2013*                    55,213
                                                                            --------------
                       TOTAL UTILITIES                                      $    1,924,336

                                                                            --------------
TOTAL CORPORATE DEBT (COST $39,247,158)                                     $   41,055,000

FOREIGN DEBT 11.56%
CAD        1,100,000   CANADIAN GOVERNMENT 4.500% 09/01/2007                $      775,429
CAD        1,251,000   CANADIAN GOVERNMENT 5.250% 06/01/2012                       892,338
CAD          200,000   CANADIAN GOVERNMENT 6.500% 03/08/2029                       151,748
CAD          394,000   CANADIAN GOVERNMENT 5.750% 06/01/2029                       286,725
EUR        1,330,000   DEUTSCHLAND REPUBLIC 3.750% 01/04/2009                    1,505,802
EUR        1,209,000   DEUTSCHLAND REPUBLIC 5.000% 01/04/2012                    1,441,397
EUR        1,810,000   DEUTSCHLAND REPUBLIC 5.500% 01/04/2031                    2,199,736
             120,000   FED REPUBLIC OF BRAZIL 14.500% 10/15/2009                   136,200
             185,000   FED REPUBLIC OF BRAZIL 12.000% 04/15/2010                   188,238
             492,564   FED REPUBLIC OF BRAZIL 8.000% 04/15/2014                    430,994
             205,000   FED REPUBLIC OF BRAZIL 11.000% 08/17/2040                   178,863
              63,529   FED REPUBLIC OF BRAZIL (FRN) 2.188% 04/15/2009               52,729
             260,000   FED REPUBLIC OF BRAZIL (FRN) 2.188% 04/15/2012              191,750
             221,654   FED REPUBLIC OF BRAZIL C BD 8.000% 04/15/2014               193,947
             785,000   MEXICO GLOBAL BOND 11.500% 05/15/2026                     1,150,025
               3,000   PANAMA 9.625% 02/08/2011                                      3,428
             178,888   PANAMA IRB 5.000% 07/17/2014                                162,788
             374,400   PERU PDI (FRN) 5.000% 03/07/2017                            322,920
             230,000   QUEBEC PROV CDA DEBS 7.500% 09/15/2029                      297,544
             180,000   REBUBLIC OF KOREA 8.875%                                    220,275
              40,000   REPUBLIC OF BULGARIA 8.250% 01/15/2015                       45,060
             285,000   REPUBLIC OF BULGARIA 144A 8.250% 01/15/2015*                320,625
              60,000   REPUBLIC OF COLOMBIA 10.500% 07/09/2010                      67,350
             121,543   REPUBLIC OF COLOMBIA 9.750% 04/09/2011                      135,520
             165,000   REPUBLIC OF COLOMBIA 11.750% 02/25/2020                     199,650
EUR        1,907,417   REPUBLIC OF GERMANY 4.500% 08/17/2007                     2,236,176
             250,000   REPUBLIC OF PANAMA 9.625% 02/08/2011                        285,625
              70,000   REPUBLIC OF PANAMA 9.375% 07/23/2012                         79,625
              77,000   REPUBLIC OF PANAMA 10.750% 05/15/2020                $       93,170
             140,000   REPUBLIC OF PANAMA 8.250% 04/22/2008                        151,200
              30,000   REPUBLIC OF PHILIPPINES 9.875% 01/15/2019                    31,200
              75,000   REPUBLIC OF PHILIPPINES 10.625% 03/16/2025                   81,000
             215,000   REPUBLIC OF PHILIPPINES GBL BDS 9.875% 01/15/2019           223,600
              40,000   RUSSIAN FEDERATION 8.250% 03/31/2010                         45,100
             710,000   RUSSIAN FEDERATION (STEP BOND) 5.000% 03/31/2030            639,000
SEK        3,290,000   SWEDEN (KINGDOM OF) BDS 8.000% 08/15/2007                   464,458
SEK        2,570,000   SWEDEN (KINGDOM OF) BDS 5.000% 01/28/2009                   325,566
              50,000   UNITED MEXICAN STATES 4.625% 10/08/2008                      50,700
             300,000   UNITED MEXICAN STATES 8.375% 01/14/2011                     357,750
              30,000   UNITED MEXICAN STATES 6.625% 03/03/2015                      31,350
             300,000   UNITED MEXICAN STATES 8.125% 12/30/2019                     338,550
              80,000   UNITED MEXICAN STATES MTN 8.000% 09/24/2022                  88,600
                                                                            --------------
TOTAL FOREIGN DEBT (COST $15,031,692)                                       $   17,073,751

U.S. GOVERNMENT AND AGENCIES 58.55%

                       FHLMC POOLS 2.98%
             613,230   FHLMC GOLD POOL #C01310 6.500% 03/01/2032            $      640,273
              14,772   FHLMC GOLD POOL #E01049 6.000% 09/01/2016                    15,437
              81,606   FHLMC GOLD POOL #E01095 6.000% 01/01/2017                    85,277
             349,230   FHLMC GOLD POOL #E01184 6.000% 08/01/2017                   364,881
              63,112   FHLMC GOLD POOL #E89931 6.000% 05/01/2017                    65,941
             163,008   FHLMC GOLD POOL #E90471 5.500% 07/01/2017                   169,490
             403,986   FHLMC GOLD POOL #G01391 7.000% 04/01/2032                   426,215
             298,180   FHLMC GOLD POOL #G11149 6.500% 07/01/2011                   316,825
             900,000   FHLMC GOLD SF MTG TBA 7.500%                                960,188
             400,000   FHLMC GOLD TBA 6.000% 05/01/2017                            417,875
             900,000   FHLMC TBA 6.500% 05/01/2031                                 939,656
                                                                            --------------
                       TOTAL FHLMC POOLS                                    $    4,402,058

                       FNMA POOLS 11.91%
              31,606   FNMA POOL #190000 6.000% 09/01/2008                  $       33,385
              32,615   FNMA POOL #190040 6.000% 09/01/2008                          34,451
             136,031   FNMA POOL #323120 6.000% 10/01/2011                         143,418
           1,900,000   FNMA POOL #3904 5.000% 05/01/2018                         1,957,593
             904,404   FNMA POOL #512117 7.500% 12/01/2029                         964,320
             156,450   FNMA POOL #568053 6.500% 05/01/2016                         165,788
              46,218   FNMA POOL #569336 7.500% 01/01/2031                          49,265
              59,437   FNMA POOL #583203 6.500% 05/01/2031                          62,101
              35,592   FNMA POOL #631415 6.500% 02/01/2032                          37,187
             300,790   FNMA POOL #641482 6.500% 07/01/2032                         314,274
             198,683   FNMA POOL #658906 (FRN) 4.652% 01/01/2033                   204,962
              68,526   FNMA POOL #668339 5.500% 11/01/2017                          71,334
           6,500,000   FNMA TBA 5.500% 05/20/2014                                6,757,972
             400,000   FNMA TBA 6.500% 05/01/2016                                  423,750
             600,000   FNMA TBA 6.000% 05/01/2017                                  628,687
           2,400,000   FNMA TBA 6.000% 05/01/2032                                2,497,500
             300,000   FNMA TBA 6.500% 05/01/2032                                  313,406
           1,500,000   FNMA TBA 7.000% 05/01/2032                                1,584,843
           1,300,000   FNMA TBA 6.000% 07/01/2032                                1,345,906
                                                                            --------------
                       TOTAL FNMA POOLS                                     $   17,590,142

                       GNMA POOLS 12.60%
              19,850   GNMA POOL #493555 6.500% 04/15/2031                  $       20,876
              14,296   GNMA POOL #498941 6.500% 04/15/2031                          15,034
             255,803   GNMA POOL #560194 6.500% 04/15/2031                         269,023
             278,241   GNMA POOL #780914 6.000% 11/15/2028                         291,859
           7,016,457   GNMA POOL #781340 6.500% 10/15/2031                       7,384,933
           6,370,000   GNMA TBA 6.500% 05/01/2032                                6,692,481
           3,760,000   GNMA TBA 6.000% 06/05/2003                                3,930,373
                                                                            --------------
                       TOTAL GNMA POOLS                                     $   18,604,579

                       OTHER U.S. AGENCIES 18.40%
          15,700,000   FHLB 1.200% 05/01/2003                               $   15,700,000
             100,000   FHLMC 0.000% 07/03/2003                                      99,797
              60,000   FHLMC 4.875% 03/15/2007                                      65,077
             500,000   FHLMC 4.500% 05/01/2018                                     506,250
           1,300,000   FHLMC 5.500% 05/01/2033                                   1,335,344
             275,000   FHLMC MTN 3.500% 04/01/2008                                 280,129
             315,000   FHLMC NTS 6.875% 09/15/2010                                 377,515
             220,000   FICO STRIP CPN-3 DEB 0.000% 11/30/2017                      102,500

 PAR VALUE OR SHARES   DESCRIPTION                                                   VALUE
------------------------------------------------------------------------------------------
             375,000   FNMA 5.000% 01/15/2007                               $      407,823
             465,000   FNMA 7.250% 01/15/2010                                      563,794
             405,000   FNMA 7.125% 06/15/2010                                      489,955
             320,000   FNMA 6.000% 05/15/2011                                      364,390
           2,600,000   FNMA 4.500% 05/01/2018                                    2,630,875
             700,000   FNMA 5.500% 05/01/2033                                      719,032
             600,000   FNMA 5.500% 06/01/2033                                      613,875
             580,000   FNMA DEBS 6.000% 05/15/2008                                 658,142
           1,250,000   FNMA DISC NT 0.000% 10/22/2003                            1,242,991
             700,000   GNMA 5.500% 05/01/2033                                      722,532
             100,000   RESOLUTION FDG CORP FED STRIPS
                       0.000% 07/15/2018                                            45,409
             100,000   RESOLUTION FDG CORP FED STRIPS
                       0.000% 10/15/2018                                            44,666
             198,728   SMALL BUSINESS ADMINISTRATION
                       5.199% 08/01/2012                                           203,667
                                                                            --------------
                       TOTAL OTHER U.S. AGENCIES                            $   27,173,763

                       U.S. TREASURIES 12.66%
             335,000   U.S. TREASURY BDS 10.375% 11/15/2012                 $      443,875
             550,000   U.S. TREASURY BDS 12.000% 08/15/2013                        792,859
             190,000   U.S. TREASURY BDS 9.250% 02/15/2016                         282,996
             805,000   U.S. TREASURY BDS 8.125% 08/15/2019                       1,129,138
             230,000   U.S. TREASURY BDS 8.500% 02/15/2020                         333,877
             535,000   U.S. TREASURY BDS 8.000% 11/15/2021                         750,484
             650,000   U.S. TREASURY BDS 6.000% 02/15/2026                         750,851
             395,000   U.S. TREASURY BDS 6.750% 08/15/2026                         497,823
           1,815,000   U.S. TREASURY BDS 5.375% 02/15/2031                       1,980,477
             435,000   U.S. TREASURY BILL 1.155% 05/01/2003**                      435,000
             430,000   U.S. TREASURY BILL 1.115% 05/22/2003**                      429,720
             200,000   U.S. TREASURY BILL 1.134% 07/31/2003**                      199,430
             400,000   U.S. TREASURY BILL 1.139% 08/07/2003**                      398,771
           1,346,818   U.S. TREASURY INFLATION INDEXED BD
                       3.625% 04/15/2028                                         1,560,205
           2,783,775   U.S. TREASURY INFLATION INDEXED BD
                       3.875% 04/15/2029                                         3,374,022
             130,000   U.S. TREASURY NTS 5.625% 02/15/2006                         143,305
             250,000   U.S. TREASURY NTS 3.500% 11/15/2006                         260,606
              90,000   U.S. TREASURY NTS 3.000% 11/15/2007                          91,234
             370,000   U.S. TREASURY NTS 3.000% 02/15/2008                         373,815
             715,000   U.S. TREASURY NTS 5.000% 08/15/2011                         782,925
             660,000   U.S. TREASURY NTS 4.000% 11/15/2012                         668,430
             910,000   U.S. TREASURY NTS 3.875% 02/15/2013                         911,208
             350,000   U.S. TREASURY SECURITY WI 2.875% 05/15/2008                 352,133
             180,000   U.S. TREASURY STRIP PO 0.000% 05/15/2017                     91,979
           1,775,000   U.S. TREASURY STRIP PO 0.000% 11/15/2021                    681,593
             190,000   U.S. TREASURY STRIP PO 0.000% 08/15/2027                     53,203
           3,310,000   U.S. TREASURY STRIP PO 0.000% 11/15/2027                    921,365
                                                                            --------------
                       TOTAL U.S. TREASURIES                                $   18,691,324

                                                                            --------------
TOTAL U.S. GOVERNMENT AND AGENCIES (COST $85,403,692)                       $   86,461,866

STATE AND MUNICIPAL OBLIGATIONS 0.07%
             100,000   CALIFORNIA STATE DEPARTMENT OF WATER
                       RESOURCES 3.975% 05/01/2005                          $      102,043
                                                                            --------------
TOTAL STATE AND MUNICIPAL OBLIGATIONS (COST $99,991)                        $      102,043

PURCHASED OPTION CONTRACTS 0.06%
               7,500   EURO EURIBOR EXP 09/15/2003 CALL 94.50               $       27,161
               9,000   DEUTSCHLAND REPUBLIC EURO BOBL FUT EXP
                       05/23/2003 CALL 110.50                                       43,189
              32,000   DEUTSCHLAND REPUBLIC EURO BOBL FUT EXP
                       05/23/2003 CALL 112.25                                        6,785
              31,250   STERLING MID-CRV EXP 06/18/2003 CALL 96.50                    5,244
                                                                            --------------
TOTAL PURCHASED OPTION CONTRACTS (COST $110,413)                            $       82,379

                                                                            --------------
TOTAL INVESTMENTS AT VALUE 106.81% (COST $152,916,164)                         157,736,810

                                                                            --------------
LIABILITIES IN EXCESS OF OTHER ASSETS (6.81%)                                  (10,059,441)

                                                                            --------------
NET ASSETS 100.00%                                                          $  147,677,369

WRITTEN OPTIONS

                                                             NOTIONAL     PREMIUM
TYPE OF CONTRACT                                               AMOUNT    RECEIVED       VALUE
---------------------------------------------------------------------------------------------
US 10YR NOTE FUT JUN EXP 5/24/03 CALL 115                   1,700,000   $  16,431    $ 13,016
US 10YR NOTE FUT JUN EXP 5/24/03 PUT 113                    1,200,000       8,190       1,687
US 10YR NOTE FUT SEP EXP 8/23/03 CALL 118                   1,600,000       9,420       7,000
US 10YR NOTE FUT SEP EXP 8/23/03 PUT 108                    1,600,000      11,670       3,750
US 10YR NOTE FUT SEP EXP 8/23/03 PUT 110                    1,200,000      11,940       5,813
US LONG BOND (CBT) FUT SEP EXP 8/23/03 PUT 108              1,200,000      22,252      11,625
---------------------------------------------------------------------------------------------
TOTAL                                                                   $  79,903    $ 42,891

FORWARD AND SPOT CONTRACTS

                    DELIVER/RECEIVE                                 COST ON                     NET UNREALIZED
SETTLEMENT              IN EXCHANGE           UNITS OF          ORIGINATION                       APPRECIATION
DATE                        FOR USD           CURRENCY                 DATE           VALUE     (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------
Buys
5/14/03                         SEK          3,726,654          $   448,298     $   455,252     $        6,954
--------------------------------------------------------------------------------------------------------------
TOTAL                                                                                           $        6,954
Sales
5/12/03                         CAD          2,388,211          $ 1,619,562     $ 1,663,757     $      (44,195)
5/13/03                         EUR          2,087,270            2,218,717       2,328,489           (109,772)
5/14/03                         SEK         10,261,542            1,219,343       1,253,561            (34,218)
5/20/03                         EUR          5,523,382            5,909,405       6,160,182           (250,777)
--------------------------------------------------------------------------------------------------------------
TOTAL                                                                                           $     (438,962)

FUTURES CONTRACTS

                      EXPIRATION                NUMBER OF           ORIGINAL                        UNREALIZED
TYPE OF CONTRACT            DATE    POSITION    CONTRACTS              VALUE            VALUE      GAIN (LOSS)
------------------ -------------------------------------------------------------------------------------------
US 10 YR NOTE FUT
JUNE 03                  06/2003       SHORT          111       $ 12,779,234     $ 12,778,875       $      359
US 10Y AGENCY FUT
JUN03                    06/2003        LONG           58          6,517,540        6,543,125           25,585
US 5YR NOTE (CBT)
JUNE 03                  06/2003       SHORT          170         19,284,207       19,337,500          (53,293)
US LONG BOND FUT
(CBT) JUNE 03            06/2003        LONG           38          4,335,149        4,333,188           (1,961)
---------------------------------------------------------------------------------------------------------------
TOTAL                                                                                               $  (29,310)

See Notes to Financial Statements.

FRN         Floating Rate Note
MTN         Medium Term Note
TBA         Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined on settlement.
PO          Principal Only Security
FNMA        Federal National Mortgage Association
GNMA        Government National Mortgage Association
FHLMC       Federal Home Loan Mortgage Corporation
WI          When Issued
FHLB        Federal Home Loan Bank
PDI         Past Due Interest
IRB         Industrial Revenue Bond
FICO        Financing Corporation
STEP BOND   Coupon rate increases in increments to maturity. Rate disclosed is as of April 30, 2003. Maturity date shown is the stated maturity date of the security.
IO          Interest Only Security

 * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, to qualified institutional buyers. At April 30, 2003, these securities amounted to $6,199,219 or 4.20% of net assets.
++ Denotes that all or a portion of these securities are maintained with counterparties as collateral for futures.
 # Denotes that this security is in default.
** Denotes yield to maturity.

Currency Code Key

CAD         CANADIAN DOLLAR
EUR         EURO
SEK         SWEDISH KRONA

Schedule of Investments
COMMONFUND INSTITUTIONAL FUNDS
CIF INFLATION-INDEXED BOND FUND

April 30, 2003

 PAR VALUE OR SHARES   DESCRIPTION                                                   VALUE
------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCIES 98.74%

                       OTHER U.S. AGENCIES 0.36%
             550,000   FNMA DISC NT 1.180% 10/22/2003*                      $      546,916
                                                                            --------------
                       TOTAL OTHER U.S. AGENCIES                            $      546,916

                       U.S. TREASURIES 98.38%
          17,429,412   U.S. TREASURY INFLATION INDEXED BD
                       3.625% 04/15/2028                                    $   20,190,893
          24,079,654   U.S. TREASURY INFLATION INDEXED BD
                       3.875% 04/15/2029                                        29,185,287
           1,753,193   U.S. TREASURY INFLATION INDEXED BD
                       3.375% 04/15/2032                                         2,010,693
          11,270,732   U.S. TREASURY INFLATION INDEXED NT
                       3.375% 01/15/2007                                        12,276,295
          23,533,864   U.S. TREASURY INFLATION INDEXED NT
                       3.625% 01/15/2008                                        26,023,300
          17,401,246   U.S. TREASURY INFLATION INDEXED NT
                       3.875% 01/15/2009                                        19,547,168
          13,600,250   U.S. TREASURY INFLATION INDEXED NT
                       4.250% 01/15/2010                                        15,679,606
          14,524,806   U.S. TREASURY INFLATION INDEXED NT
                       3.500% 01/15/2011                                        16,076,578
           6,664,833   U.S. TREASURY INFLATION INDEXED NT
                       3.375% 01/15/2012                                         7,360,475
             733,025   U.S. TREASURY INFLATION INDEXED NT
                       3.000% 07/15/2012                                           787,314
                                                                            --------------
                       TOTAL U.S. TREASURIES                                $  149,137,609

                                                                            --------------
TOTAL U.S. GOVERNMENT AND AGENCIES (COST $140,457,480)                      $  149,684,525

PURCHASED OPTION CONTRACTS 0.00%
              30,000   US 5YR NT (CBT) JUN03 EXP 05/24/2003 PUT 112.50      $        3,750
                                                                            --------------
TOTAL PURCHASED OPTION CONTRACTS (COST $8,119)                              $        3,750

                                                                            --------------
TOTAL INVESTMENTS AT VALUE 98.74% (COST $140,465,599)                          149,688,275

                                                                            --------------
OTHER ASSETS IN EXCESS OF LIABILITIES 1.26%                                      1,905,643

                                                                            --------------
NET ASSETS 100.00%                                                          $  151,593,918

WRITTEN OPTIONS

                                                        NOTIONAL        PREMIUM
TYPE OF CONTRACT                                          AMOUNT       RECEIVED         VALUE
---------------------------------------------------------------------------------------------
US 10YR NOTE FUT JUN EXP 5/24/03 CALL 115              6,000,000      $  40,013     $  45,938
US 5YR NOTE (CBT) FUT JUN EXP 5/24/03 CALL 114        13,200,000         92,153        49,500
---------------------------------------------------------------------------------------------
TOTAL                                                                 $ 132,166     $  95,438

See Notes to Financial Statements.

 * Denotes yield to maturity.

Schedule of Investments
COMMONFUND INSTITUTIONAL FUNDS
CIF LOW DURATION BOND FUND

April 30, 2003

 PAR VALUE OR SHARES   DESCRIPTION                                                   VALUE
------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES 20.14%
             700,000   CHASE FUNDING MORTGAGE LOAN
                       ASSET-BACKED CERTIFICATES 01-2 CL 1A4
                       6.606% 11/25/2026                                    $      735,207
             748,664   CITIFINANCIAL MTG SECS INC 02-1 CL AF1
                       2.474% 09/25/2032                                           751,497
           1,560,000   CITYSCAPE HOME EQ LOAN TRUST 96-3 CL A8
                       7.650% 09/25/2025                                         1,558,699
             847,502   CONSECO FINANCE 01-A CL 2A2
                       6.520% 03/15/2032                                           861,070
             943,749   CONSECO FINANCE 99-H CL MV2 (FRN)
                       2.710% 11/15/2029                                           944,095
                 705   CONTIMORTGAGE HOME EQ LOAN TRUST 98-3 CL A10
                       5.840% 05/15/2016                                               710
             471,376   CONTIMORTGAGE HOME EQ LOAN TRUST 99-3 CL A4
                       7.120% 01/25/2025                                           471,996
             354,537   FIRST PLUS HOME LOAN TRUST 99-4 CL A
                       7.320% 11/10/2023                                           354,445
           1,084,056   FIRSTCITY CAP HOME EQ 98-1 CL A4 144A
                       (STEP BOND) 6.720% 06/25/2028*                            1,120,353
           1,446,112   FMAC LOAN REC TRUST 98-BA CL A2 144A
                       6.740% 11/15/2020*                                          983,356
           1,270,000   GE CAP MTG SER 96-HE3 CL A5
                       7.925% 09/25/2026                                         1,322,042
             800,000   GMAC MTG CORP LOAN TRUST 02-HE2 A4
                       6.000% 06/25/2027                                           832,360
           1,000,000   GREEN TREE HOME EQ LOAN TRUST 98-A CL M2
                       7.170% 06/15/2029                                         1,044,149
           1,000,000   GREEN TREE HOME IMPROVEMENT LOAN TRUST
                       96-F CL HEM2 7.950% 01/15/2028                            1,025,039
             360,735   IRWIN HOME EQ TRUST 99-2 CL A4 (STEP BOND)
                       6.890% 06/15/2029                                           383,429
             830,793   MID-STATE TRUST VI CL A3 7.540% 07/01/2035                  853,812
             472,650   NEW CENTURY HOME EQ LOAN TRUST
                       99-NCB CL A7 (STEP BOND) 7.540% 06/25/2029                  502,815
             445,953   OAKWOOD MORTGAGE INVESTORS INC
                       02-B CL A1 (FRN) 1.540% 05/15/2013                          446,071
             750,000   RESIDENTIAL ASSET MTG PRODUCTS INC
                       00-RZ1 CL A3 (STEP BOND) 8.270% 10/25/2029                  815,754
             843,000   RESIDENTIAL ASSET MTG PRODUCTS INC
                       02-RS1 CL AI4 (STEP BOND) 6.580% 01/25/2032                 873,835
             631,598   RESIDENTIAL FDG MTG SECS I 02-HI1 CL A2
                       4.330% 06/25/2011                                           632,200
             380,585   SOUNDVIEW HOME EQ LOAN TRUST
                       01-1 CL A (STEP BOND) 6.265% 04/15/2031                     394,795
           1,279,957   UCFC HOME EQ LOAN 97-C CL A7
                       6.845% 01/15/2029                                         1,341,232
             743,070   UNION ACCEP CORP 00-D CL A3
                       6.720% 10/11/2005                                           751,638
             392,628   WFS FINL OWNER TRUST 00-C CL A3
                       7.070% 02/20/2005                                           394,518
                                                                            --------------
TOTAL ASSET BACKED SECURITIES (COST $19,541,075)                            $   19,395,117

COLLATERALIZED MORTGAGE OBLIGATIONS 5.54%

                       PRIVATE LABEL CMO'S 3.00%
           1,103,763   ABN AMRO MTG CORP 02-1A CL 1A1
                       5.850% 06/25/2032                                    $    1,129,531
           1,260,178   ASSET SECURITIZATION CORP 96-MD6 CL A1B
                       6.880% 11/13/2029                                         1,290,096
              46,287   FLEET MTG SECS 01-1 CL A5 7.500% 01/28/2030                  46,193
             325,546   STRUCTURED ASSET SECS 01-15A CL 4A1
                       6.000% 10/25/2031                                           336,258
              89,772   WELLS FARGO MTG BACKED SEC TRUST 02-A CL A3
                       5.900% 03/25/2032                                            89,716
                                                                            --------------
                       TOTAL PRIVATE LABEL CMO'S                            $    2,891,794

                       U.S. AGENCY CMO'S 2.54%
             359,765   FHLMC 1433 CL Z 7.000% 02/15/2022                    $      362,636
           1,416,764   FHLMC 1502 CL PZ 7.000% 08/15/2022                        1,455,337
             413,250   FHLMC 1726 CL Z 6.750% 02/15/2020                           417,701
             207,731   FNMA 92-185 CL K 7.000% 04/25/2022                          210,075
                                                                            --------------
                       TOTAL U.S. AGENCY CMO'S                              $    2,445,749

                                                                            --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $5,420,405)                 $    5,337,543

CORPORATE DEBT 11.61%

                       BANKING & FINANCE 6.68%
             600,000   BEAR STEARNS CO (FRN) 1.561% 12/16/2004              $      599,966
             600,000   BEAR STEARNS CO MTN (FRN) 1.565% 06/26/2004                 597,490
             460,000   CREDIT SUISSE FIRST BOSTON USA INC
                       5.750% 04/15/2007                                           502,369
           1,000,000   FORD MOTOR CREDIT CO 6.875% 02/01/2006                    1,034,503
             750,000   FORD MOTOR CREDIT CO MTN (FRN)
                       1.431% 03/13/2007                                           639,000
           1,200,000   GENERAL MTRS ACCEP CORP 6.750% 01/15/2006                 1,265,386
             250,000   HOUSEHOLD FINANCE CORP NTS 6.500% 01/24/2006                278,139
             235,000   HOUSEHOLD FINANCE CORP SR NTS MTN (FRN)
                       1.690% 05/28/2004                                           235,619
             685,000   INTL LEASE FINANCE CORP MTN 5.500% 06/07/2004               712,005
             500,000   JP MORGAN & CO SUB NTS 6.700% 11/01/2007                    570,045
                                                                            --------------
                       TOTAL BANKING & FINANCE                              $    6,434,522

                       TELECOMMUNICATIONS 1.33%
           1,000,000   CENTRAL TELEPHONE MTN 6.875% 09/21/2004              $    1,054,710
             800,000   WORLDCOM INC SR NTS 7.750% 04/01/2007#                      226,000
                                                                            --------------
                       TOTAL TELECOMMUNICATIONS                             $    1,280,710

                       TRANSPORTATION 1.96%
             572,980   CONTINENTAL AIRLINES INC 97-4 CL 4A
                       6.900% 01/02/2018                                    $      489,347
             209,155   CONTINENTAL AIRLINES INC 98-1 CL 1A
                       6.648% 09/15/2017                                           178,628
             395,160   DELTA AIRLINES INC NTS 144A (FRN)
                       2.070% 01/25/2008*                                          395,160
             538,694   NORTHWEST AIRLINES CORP 99-2 CL A
                       7.575% 03/01/2019                                           517,135
             287,339   SOUTHWEST AIRLINES CO 00-1 CL A1
                       5.100% 05/01/2006                                           303,053
                                                                            --------------
                       TOTAL TRANSPORTATION                                 $    1,883,323

                       UTILITIES 1.64%
           1,500,000   SEMPRA ENERGY 6.925% 07/01/2004                      $    1,577,582
                                                                            --------------
                       TOTAL UTILITIES                                      $    1,577,582

                                                                            --------------
TOTAL CORPORATE DEBT (COST $11,519,251)                                     $   11,176,137

U.S. GOVERNMENT AND AGENCIES 58.34%

                       FHLMC POOLS 22.22%
             729,690   FHLMC GOLD POOL #C90504 6.500% 12/01/2021            $      766,904
             817,097   FHLMC GOLD POOL #G10293 8.500% 11/01/2009                   894,879
             606,506   FHLMC GOLD POOL #G10748 9.000% 11/01/2006                   615,283
             490,952   FHLMC GOLD POOL #G11101 8.000% 02/01/2015                   532,592
             656,689   FHLMC GOLD POOL #M80697 6.500% 08/01/2008                   680,077
             698,373   FHLMC GOLD POOL #M80700 6.000% 09/01/2008                   724,639
             547,545   FHLMC GOLD POOL #M80701 6.500% 09/01/2008                   567,046
             675,401   FHLMC GOLD POOL #M80706 6.000% 10/01/2008                   700,804
             653,370   FHLMC GOLD POOL #M80723 6.000% 01/01/2009                   677,944
             838,138   FHLMC GOLD POOL #M80727 6.000% 02/01/2009                   868,711
             753,207   FHLMC GOLD POOL #M80739 6.000% 03/01/2009                   780,682
             709,182   FHLMC GOLD POOL #M80740 6.500% 03/01/2009                   734,636
           1,099,472   FHLMC GOLD POOL #M80742 6.000% 04/01/2009                 1,139,577
           1,156,564   FHLMC GOLD POOL #M80751 6.000% 06/01/2009                 1,198,752
           1,418,518   FHLMC GOLD POOL #M80754 5.500% 06/01/2009                 1,471,536
             766,499   FHLMC GOLD POOL #M80759 6.000% 07/01/2009                   794,458
           1,663,650   FHLMC GOLD POOL #M80770 5.000% 09/01/2009                 1,721,095
             726,952   FHLMC GOLD POOL #M80776 6.000% 08/01/2009                   753,469
           1,510,000   FHLMC GOLD POOL #M80827 5.500% 04/01/2010                 1,566,557
             795,987   FHLMC GOLD POOL #M90694 5.000% 01/01/2007                   826,301
             684,747   FHLMC GOLD POOL #M90702 5.500% 02/01/2007                   710,906
           1,080,287   FHLMC GOLD POOL #M90749 6.000% 07/01/2007                 1,120,944
             797,930   FHLMC GOLD POOL #M90801 5.500% 01/01/2008                   828,413
             217,463   FHLMC GOLD POOL #P50019 7.000% 07/01/2024                   227,929
             480,000   FHLMC TBA 5.500% 05/15/2018                                 499,050
                                                                            --------------
                       TOTAL FHLMC POOLS                                    $   21,403,184

 PAR VALUE OR SHARES   DESCRIPTION                                                   VALUE
------------------------------------------------------------------------------------------
                       FNMA POOLS 16.50%
             629,012   FNMA POOL #253940 6.500% 08/01/2008                  $      650,966
           1,376,045   FNMA POOL #253995 6.000% 09/01/2008                       1,429,119
             605,362   FNMA POOL #253996 6.500% 09/01/2008                         626,491
             521,822   FNMA POOL #254042 6.500% 10/01/2008                         540,036
             557,804   FNMA POOL #254084 6.000% 11/01/2008                         579,318
             666,377   FNMA POOL #254137 6.000% 12/01/2008                         692,079
             729,810   FNMA POOL #254255 6.000% 03/01/2009                         755,747
           1,331,166   FNMA POOL #254302 6.000% 05/01/2009                       1,378,475
           1,332,871   FNMA POOL #254400 5.500% 07/01/2009                       1,381,439
             772,995   FNMA POOL #254401 6.000% 07/01/2009                         800,467
             972,010   FNMA POOL #254431 6.500% 07/01/2009                       1,006,462
           1,617,605   FNMA POOL #254504 5.500% 10/01/2009                       1,676,549
             853,854   FNMA POOL #254583 5.500% 12/01/2009                         884,968
             907,321   FNMA POOL #313823 8.500% 09/01/2007                         954,166
             679,590   FNMA POOL #523852 11.000% 10/01/2014                        774,472
             293,015   FNMA POOL #535618 8.500% 04/01/2010                         319,713
           1,021,606   FNMA POOL #576027 7.500% 01/01/2015                       1,096,401
             333,704   FNMA POOL #596365 6.500% 07/01/2008                         345,351
                                                                            --------------
                       TOTAL FNMA POOLS                                     $   15,892,219

                       GNMA POOLS 0.13%
             113,770   GNMA POOL #780321 9.500% 07/15/2007                  $      125,270
                                                                            --------------
                       TOTAL GNMA POOLS                                     $      125,270

                       OTHER U.S. AGENCIES 8.27%
           3,900,000   FHLMC DISC NT 1.180% 05/20/2003**                    $    3,897,571
             665,000   FHLMC DISC NT 1.175% 05/27/2003**                           664,436
             760,000   FHLMC MTN 3.900% 10/03/2007                                 768,858
           1,350,000   FNMA DISC NT 1.170% 05/15/2003**                          1,349,386
           1,250,000   FNMA GLOBAL BOND 2.875% 10/15/2005                        1,280,384
                                                                            --------------
                       TOTAL OTHER U.S. AGENCIES                            $    7,960,635

                       U.S. TREASURIES 11.22%
           1,136,894   U.S. TREASURY INFLATION INDEXED NT
                       3.375% 01/15/2007                                    $    1,238,327
           3,675,000   U.S. TREASURY NTS 4.250% 05/31/2003                       3,684,331
           1,390,000   U.S. TREASURY NTS 3.875% 07/31/2003                       1,399,774
           4,055,000   U.S. TREASURY NTS 6.750% 05/15/2005                       4,479,510
                                                                            --------------
                       TOTAL U.S. TREASURIES                                $   10,801,942

                                                                            --------------
TOTAL U.S. GOVERNMENT AND AGENCIES (COST $55,769,514)                       $   56,183,250

                                                                            --------------
TOTAL INVESTMENTS AT VALUE 95.63% (COST $92,250,245)                            92,092,047

                                                                            --------------
OTHER ASSETS IN EXCESS OF LIABILITIES 4.37%                                      4,207,004

                                                                            --------------
NET ASSETS 100.00%                                                          $   96,299,051

See Notes to Financial Statements.

FRN       Floating Rate Note
TBA Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined on settlement.
FNMA      Federal National Mortgage Association
GNMA      Government National Mortgage Association
FHLMC     Federal Home Loan Mortgage Corporation
STEP BOND Coupon rate increases in increments to maturity. Rate disclosed is as of April 30, 2003. Maturity date shown is the stated maturity date of the security.

 * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, to qualified institutional buyers. At April 30, 2003, these securities amounted to $2,498,869 or 2.6% of net assets.
 # Denotes that this security is in default.
** Denotes yield to maturity.

Schedule of Investments
COMMONFUND INSTITUTIONAL FUNDS
CIF SHORT DURATION FUND

April 30, 2003

 PAR VALUE OR SHARES   DESCRIPTION                                                   VALUE
------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES 28.92%
              93,898   ABSC LONG BEACH HOME EQ LOAN TRUST
                       00-LB1 CL AV (FRN) 1.589% 08/21/2030                 $       93,884
              63,394   ACE SEC CORP 01-AQ1 CL A1 (FRN) (STEP BOND)
                       1.580% 04/25/2031                                            63,330
             250,000   AESOP FDG II LLC 00-3 CL A 144A (FRN)
                       1.508% 10/20/2004*                                          249,922
             220,594   AFC HOME EQ LOAN TRUST 00-2 CL 1A (FRN)
                       1.710% 06/25/2030                                           220,931
             397,583   AFC HOME EQ LOAN TRUST 99-1 CL 1A (FRN)
                       1.800% 02/24/2029                                           398,589
             280,000   AMERICAN EXPRESS MASTER TRUST 02-2 CL A (FRN)
                       1.360% 05/15/2006                                           280,118
             400,000   AMERICREDIT AUTO REC TRUST 00-C CL A4 (FRN)
                       1.510% 07/12/2007                                           399,739
             500,000   AMERICREDIT AUTO REC TRUST 00-D CL A4 (FRN)
                       1.548% 09/12/2007                                           500,684
              21,137   AMERICREDIT AUTO REC TRUST 01-B CL A2 (FRN)
                       1.410% 06/13/2005                                            21,137
             208,334   ARG FDG CORP 00-4A CL A 144A (FRN)
                       1.387% 09/20/2004*                                          208,333
             750,000   ARG FDG CORP 01-2A CL A 144A (FRN)
                       1.569% 03/20/2006*                                          747,981
             249,534   ASSET BACKED SEC CORP HOME EQ LOAN TRUST
                       01-HE3 CL A1 (FRN) (STEP BOND) 1.580% 11/15/2031            249,533
             250,000   BANK ONE ISSUANCE TRUST 03-A2 CL A2 (FRN)
                       1.360% 10/15/2008                                           249,999
             200,000   BMW VEHICLE OWNER TRUST 03-A CL A2
                       1.450% 11/25/2005                                           199,750
             175,528   CALIFORNIA INFRASTRUCTURE PG&E 97-1 CL A6
                       6.320% 09/25/2005                                           177,770
              95,102   CALIFORNIA INFRASTRUCTURE SCE-1 97-1 CL A5
                       6.280% 09/25/2005                                            96,451
             325,000   CAPITAL AUTO REC ASSET TRUST 01-2 CL A3
                       4.600% 09/15/2005                                           326,500
              30,279   CAPITAL AUTO REC ASSET TRUST 02-1 CL A2 (FRN)
                       1.380% 03/15/2004                                            30,279
             231,048   CAPITAL AUTO REC ASSET TRUST 02-4 CL A2B
                       1.740% 01/17/2005                                           231,334
             225,000   CAPITAL AUTO REC ASSET TRUST 03-1 CL A1B (FRN)
                       1.360% 06/15/2005                                           224,948
             195,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST
                       03-A1 CL A1 (FRN) 1.690% 01/15/2009                         195,000
             300,000   CHASE CREDIT CARD MASTER TRUST 02-4 CL A (FRN)
                       1.360% 10/15/2007                                           300,126
             323,721   CHASE MANHATTAN AUTO OWNER TRUST 01-B CL A3
                       3.090% 11/15/2005                                           326,364
             111,174   CHASE MANHATTAN AUTO OWNER TRUST 02-A CL A2
                       2.630% 10/15/2004                                           111,368
             200,000   CHASE MANHATTAN AUTO OWNER TRUST 02-A CL A3
                       3.490% 03/15/2006                                           203,528
             150,000   CHASE MANHATTAN AUTO OWNER TRUST 02-B CL A3
                       3.580% 05/15/2006                                           153,557
             213,824   CIT GROUP HOME EQ LOAN TRUST 02-1 CL AV (FRN)
                       1.610% 03/25/2033                                           213,949
             386,082   CIT GROUP HOME EQ LOAN TRUST 02-2 CL AV (FRN)
                       (STEP BOND) 1.590% 06/25/2033                               386,079
             200,000   CITIBANK CREDIT CARD ISSUANCE TRUST 00-A2 CL A2
                       (FRN) 1.399% 11/07/2005                                     199,947
             200,000   CITIBANK CREDIT CARD ISSUANCE TRUST 02-A9 CL A9
                       (FRN) 1.299% 12/17/2007                                     199,934
             175,000   CITIBANK CREDIT CARD ISSUANCE TRUST 03-A5 CL A5
                       2.500% 04/07/2008                                           176,151
             109,112   CONSECO FINANCE 02-B CL A1 (FRN)
                       1.540% 05/15/2033                                           109,122
             245,761   COUNTRYWIDE ASSET BACKED CERT 02-1 CL A (FRN)
                       1.600% 08/25/2032                                           245,597
             323,998   COUNTRYWIDE ASSET BACKED CERT 02-BC1 CL A
                       (STEP BOND) 1.650% 04/25/2032                               324,077
             341,097   COUNTRYWIDE HOME EQ LOAN TRUST 02-A CL A
                       (FRN) 1.570% 04/15/2028                                     340,556
             181,063   CREDIT-BASED ASSET SERV & SEC 00-CB2 CL A1A
                       (STEP BOND) 1.730% 09/25/2029                               181,411
             172,705   CREDIT-BASED ASSET SERV & SEC 01-CB4 CL 1A1
                       (STEP BOND) 1.770% 11/25/2033                        $      173,227
              41,319   DAIMLER CHRYSLER AUTO TRUST 01-C CL A2
                       3.710% 07/06/2004                                            41,407
              38,394   DAIMLER CHRYSLER AUTO TRUST 01-D CL A2
                       2.470% 06/06/2004                                            38,419
             181,605   DAIMLER CHRYSLER AUTO TRUST 02-B CL A2
                       2.200% 04/06/2005                                           182,162
             175,000   DAIMLER CHRYSLER AUTO TRUST 02-C CL A2
                       2.070% 06/08/2005                                           175,532
             155,000   DAIMLER CHRYSLER MASTER OWNER TRUST
                       03-A CL A (FRN) 1.360% 02/15/2008                           154,999
              71,894   DELTA FDG HOME EQ LOAN TRUST 99-3 CL A1A
                       (STEP BOND) 1.720% 09/15/2029                                72,031
             300,000   DRIVETIME AUTO OWNER TRUST 02-C CL A3 144A
                       3.070% 12/17/2007*                                          300,469
             268,574   EMC MTG LOAN TRUST 02-AA CL A1 (FRN)
                       1.790% 05/25/2039                                           269,473
             500,000   FIRST BANKCARD MASTER CREDIT CARD TRUST
                       00-2A CL A 144A (FRN) 1.480% 04/17/2006*                    500,195
             401,564   FIRST SECURITY AUTO OWNER TRUST 00-1 CL A4
                       7.400% 10/17/2005                                           409,472
             400,000   FIRST USA CREDIT CARD MASTER TRUST 96-8 CL A
                       (FRN) 1.430% 09/10/2006                                     400,084
             250,000   FORD CREDIT AUTO OWNER TRUST 00-A CL B
                       7.370% 07/15/2004                                           251,841
              80,270   FORD CREDIT AUTO OWNER TRUST 02-A CL A2B (FRN)
                       1.410% 05/15/2004                                            80,271
             340,000   FORD CREDIT AUTO OWNER TRUST 02-A CL A3B (FRN)
                       1.430% 01/15/2006                                           340,073
              90,000   FORD CREDIT AUTO OWNER TRUST 03-A CL A2B (FRN)
                       1.360% 08/15/2005                                            89,972
             300,000   FORD CREDIT FLOORPLAN MASTER OWNER TRUST
                       01-1 CL A (FRN) 1.400% 07/17/2006                           300,072
              27,762   GMAC MTG CORP LOAN TRUST 00-CL1 CL A3
                       7.570% 08/25/2023                                            27,739
             227,822   GREEN TREE FINL CORP 99-4 CL A4 6.640% 05/01/2031           228,469
              53,822   GUARANTEED EXPORT TRUST 96-A CL A
                       6.550% 06/15/2004                                            55,302
              20,993   HARLEY DAVIDSON EAGLEMARK MOTORCYCLE TRUST
                       01-1 CL A1 4.650% 09/15/2005                                 21,173
              31,870   HARLEY DAVIDSON MOTOR TRUST 01-2 CL A1
                       3.770% 04/17/2006                                            32,042
              29,498   HONDA AUTO REC OWNER TRUST 02-1 CL A2
                       2.550% 04/15/2004                                            29,519
             175,000   HONDA AUTO REC OWNER TRUST 03-1 CL A2
                       1.460% 09/19/2005                                           175,134
           1,000,000   HOUSEHOLD AUTO TRUST 00-2 CL A4
                       7.430% 04/17/2007                                         1,050,380
             236,506   HOUSEHOLD AUTO TRUST 02-2 CL A2
                       2.150% 12/19/2005                                           237,217
             245,000   HOUSEHOLD AUTO TRUST 02-3 CL A3B (FRN)
                       1.510% 06/18/2007                                           244,918
              51,585   HOUSEHOLD AUTO TRUST I 99-1 CL A4
                       6.650% 04/17/2006                                            52,193
             180,149   HOUSEHOLD HOME EQ LOAN TRUST 01-2 CL A (FRN)
                       1.690% 07/20/2031                                           180,339
             111,577   HOUSEHOLD HOME EQ LOAN TRUST 02-1 CL A (FRN)
                       1.690% 12/22/2031                                           111,720
              55,788   HOUSEHOLD HOME EQ LOAN TRUST 02-1 CL M (FRN)
                       2.140% 12/22/2031                                            56,000
             330,687   INDY MAC HOME EQ LOAN ASSET-BACKED TRUST
                       01-A CL AV (FRN) 1.580% 03/25/2031                          329,989
             147,098   KEYCORP STUDENT LOAN TRUST 95-B CL A (FRN)
                       1.550% 09/27/2024                                           147,112
             361,119   LONG BEACH ASSET HOLDINGS CORP 03-1 CL N 144A
                       (FRN) 1.700% 02/25/2008*                                    361,119
             116,612   LONG BEACH MTG LOAN TRUST 00-1 CL AV-1 (FRN)
                       1.578% 01/21/2031                                           116,572
             220,143   LONG BEACH MTG LOAN TRUST 01-2 CL A2
                       (STEP BOND) 1.600% 07/25/2031                               220,006

 PAR VALUE OR SHARES   DESCRIPTION                                                   VALUE
------------------------------------------------------------------------------------------
             308,386   MADISON AVENUE MANUFACTURED HOUSING
                       CONTRACT 02-A CL A1 (FRN) 1.670% 03/25/2032          $      307,952
             265,000   MBNA CREDIT CARD MASTER NT TRUST 01-A4 CL A
                       (FRN) 1.440% 02/15/2007                                     265,256
             500,000   MBNA CREDIT CARD MASTER NT TRUST 97-C CL A
                       (FRN) (STEP BOND) 1.420% 08/15/2006                         500,130
              82,186   MERRILL LYNCH MTG INVESTORS 02-AFC1 CL AF1
                       (FRN) 1.550% 07/25/2016                                      82,197
             182,522   MERRILL LYNCH MTG INVESTORS 02-AFC1 CL AV1
                       (FRN) 1.690% 09/25/2032                                     182,736
             387,126   MERRILL LYNCH MTG INVESTORS 03-WMC1 CL A2
                       (FRN) 1.680% 11/25/2033                                     387,471
             159,186   MMCA WHOLESALE MASTER OWNER TRUST
                       01-1 CL A 144A (STEP BOND) 1.520% 05/15/2006*               159,068
              94,973   NISSAN AUTO REC OWNER TRUST 02-A CL A2
                       2.670% 07/15/2004                                            95,125
             180,000   NISSAN AUTO REC OWNER TRUST 03-A CL A2
                       1.450% 05/16/2005                                           180,078
             379,283   ONYX ACCEP AUTO TRUST 01-C CL A3
                       4.650% 06/15/2005                                           382,877
               3,988   ONYX ACCEP AUTO TRUST 02-A CL A2
                       2.680% 08/15/2004                                             3,990
             341,000   PECO ENERGY TRANSITION TRUST 99-A CL A3 (FRN)
                       1.464% 03/01/2006                                           340,929
             368,443   RESIDENTIAL ASSET SECS CORP 00-KS3 CL AII (FRN)
                       1.550% 07/25/2031                                           368,037
             398,776   RESIDENTIAL ASSET SECURITIES CORP 03-KS2 CL AIIB
                       (FRN) 1.620% 01/25/2033                                     398,686
              32,191   SLM LOAN TRUST 00-1 CL A1L (FRN)
                       1.410% 10/27/2008                                            32,209
             218,230   SLM LOAN TRUST 02-A CL A1 (FRN)
                       1.409% 06/15/2016                                           218,551
             100,000   SLM LOAN TRUST 03-A CL A1 (FRN)
                       1.339% 12/15/2015                                           100,172
             105,838   SLM LOAN TRUST 99-2 CL A2L (FRN)
                       1.520% 04/25/2011                                           106,045
             205,021   SOUTHERN PACIFIC SECURED ASSETS CORP 98-2
                       CL A1 (STEP BOND) 1.490% 07/25/2029                         204,684
             140,683   TEXTRON FINL CORP 01-A CL A3 144A (FRN)
                       1.688% 02/20/2009*                                          140,485
             275,000   TOYOTA AUTO REC OWNER TRUST 01-C CL A4
                       4.720% 09/15/2008                                           287,622
              51,063   TOYOTA AUTO REC OWNER TRUST 02-A CL A2 (FRN)
                       1.360% 07/15/2004                                            51,061
              65,000   TOYOTA AUTO REC OWNER TRUST 02-C CL A3
                       2.650% 11/15/2006                                            66,102
             160,000   TOYOTA AUTO REC OWNER TRUST 03-A CL A2
                       1.280% 08/15/2005                                           159,876
             194,184   UNION ACCEP CORP 98-C CL A5 (STEP BOND)
                       5.640% 05/08/2006                                           194,394
              53,094   WFS FINL OWNER TRUST 00-B CL A3
                       7.750% 11/20/2004                                            53,284
              62,821   WFS FINL OWNER TRUST 00-C CL A3
                       7.070% 02/20/2005                                            63,123
             110,236   WFS FINL OWNER TRUST 01-A CL A3 (FRN)
                       1.499% 10/20/2005                                           110,266
             200,000   WFS FINL OWNER TRUST 01-A CL A4 (FRN)
                       1.549% 10/20/2008                                           199,990
             112,086   WFS FINL OWNER TRUST 01-C CL A3 (FRN)
                       1.410% 03/20/2006                                           112,103
             400,000   WFS FINL OWNER TRUST 02-1 CL A3B (FRN)
                       1.400% 12/20/2006                                           400,170
             125,000   WFS FINL OWNER TRUST 03-1 CL A2
                       1.500% 03/20/2006                                           125,120
             200,000   WHOLE AUTO LOAN TRUST 02-1 CL A2
                       1.880% 06/15/2005                                           200,617
             100,489   WORLD OMNI AUTO REC TRUST 01-A CL A3
                       5.300% 02/20/2005                                           101,409
              75,000   WORLD OMNI AUTO REC TRUST 03-A CL A2
                       1.460% 08/15/2005                                            75,110
                                                                            --------------
TOTAL ASSET BACKED SECURITIES (COST $22,778,416)                            $   22,751,545

COLLATERALIZED MORTGAGE OBLIGATIONS 9.01%

                       PRIVATE LABEL CMO'S 7.18%
           1,500,000   BANC OF AMERICA FUNDING CORP 03-1 CL A1
                       6.000% 05/20/2033                                    $    1,535,625
              56,949   COMM 00-FL3A CL A 144A (FRN)
                       1.530% 11/15/2012*                                           56,938
               9,850   COMM 01-FL5A CL A1 144A (FRN)
                       1.760% 11/15/2013*                                            9,848
             700,000   CRUSADE GLOBAL TRUST 03-1 CL A (FRN)
                       1.409% 01/17/2034                                           700,952
             188,363   CS FIRST BOSTON MTG SEC CORP 01-FL2A CL A 144A
                       (FRN) 1.560% 09/15/2013*                                    187,763
             148,143   CS FIRST BOSTON MTG SEC CORP 03-NP6 CL A1 144A
                       (FRN) 2.220% 08/25/2032*                                    148,143
             159,423   GRANITE MTG PLC 01-2 CL 1A (FRN)
                       1.559% 10/20/2021                                           159,592
              82,725   GRANITE MTG PLC 02-1 CL 1A1 (FRN)
                       1.429% 12/20/2016                                            82,720
              95,385   GRANITE MTG PLC 02-2 CL 1A1 (FRN)
                       1.439% 01/20/2017                                            95,385
             190,000   GRANITE MTG PLC 03-1 CL 1A2 (FRN)
                       1.519% 01/20/2020                                           190,055
              77,064   GRP/AG REAL ESTATE ASSET TRUST 02-1 CL A1 144A
                       (STEP BOND) 5.450% 04/25/2007*                               76,486
             206,242   GS MTG SECS CORP II 00-GSFL CL A 144A (FRN)
                       1.590% 08/15/2012*                                          205,866
             265,000   HOLMES FINANCING PLC 4 CL 1A (FRN)
                       1.479% 07/15/2015                                           265,276
             250,000   HOLMES FINANCING PLC 6 CL 2A (FRN)
                       1.459% 04/15/2008                                           250,000
             120,000   JP MORGAN CHASE COMMERCIAL MTG SEC TRUST
                       03-FL1A CL A1 144A (FRN) 1.574% 02/17/2015*                 120,001
             133,384   KINGFISHER SECURITIZATION 01-1G CL A (STEP BOND)
                       1.450% 09/20/2032                                           133,258
             250,000   MEDALLION TRUST 03-1G CL A (FRN)
                       1.476% 12/21/2033                                           250,100
              78,528   MERRILL LYNCH MTG INVESTORS 02-NC1 CL A1 (FRN)
                       1.640% 05/25/2033                                            78,528
             205,000   PERMANENT FINANCING PLC 1 CL 3A (FRN)
                       1.443% 06/10/2007                                           204,824
             125,000   PERMANENT FINANCING PLC 2 CL 2A (FRN)
                       1.481% 09/10/2007                                           125,002
             250,000   RESOLUTION MTG ACCEPTANCE CORP
                       03-NS1A CL A1B 144A (FRN) 1.413% 06/12/2016*                250,000
             207,682   TORRENS TRUST 00-1GA CL A 144A (FRN)
                       1.570% 07/15/2031*                                          207,956
             314,820   WESTPAC SECURITIZATION TRUST 98-1G CL A (FRN)
                       1.469% 07/19/2029                                           315,182
                                                                            --------------
                       TOTAL PRIVATE LABEL CMO'S                            $    5,649,500

                       U.S. AGENCY CMO'S 1.83%
             200,000   FHLMC 2481 CL OA 5.000% 08/15/2008                   $      202,890
             500,000   FNMA 01-31 CL PC 6.500% 09/25/2023                          504,821
             190,743   FNMA 02-58 CL PA 5.000% 08/25/2014                          193,051
             241,948   FNMA 02-70 CL QA 5.500% 11/25/2010                          246,813
              50,346   FNMA 99-41 CL PB 6.500% 06/25/2010                           50,341
             240,531   FNMA 99-51 CL LE 6.500% 10/25/2023                          241,015
                                                                            --------------
                       TOTAL U.S. AGENCY CMO'S                              $    1,438,931

                                                                            --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $7,104,642)                 $    7,088,431

CORPORATE DEBT 17.48%

                       BANKING & FINANCE 11.76%
             250,000   AMERICAN EXPRESS CREDIT MTN (FRN)
                       1.387% 11/17/2003                                    $      250,104
             250,000   ASIF GLOBAL FINANCING XVI 144A (FRN)
                       1.529% 09/02/2005*                                          250,150
             120,000   ASSOCIATES CORP NA (FRN) 1.600% 05/08/2003                  120,003
             250,000   BANK OF AMERICA CORP MTN (FRN)
                       1.600% 05/03/2004                                           250,540
             250,000   BANK OF AMERICA CORP MTN (FRN)
                       1.609% 10/22/2004                                           250,898

 PAR VALUE OR SHARES   DESCRIPTION                                                   VALUE
------------------------------------------------------------------------------------------
             260,000   BANK ONE CORP 7.625% 08/01/2005                      $      291,662
             200,000   BOEING CAPITAL CORP SR MTN (FRN)
                       1.809% 09/16/2003                                           199,950
             500,000   BP CAPITAL MARKETS PLC (FRN)
                       1.295% 03/08/2004                                           499,919
             300,000   CATERPILLAR FINANCIAL SERVICES CORP MTN (FRN)
                       1.510% 11/04/2003                                           300,183
             200,000   CIT GROUP INC SR NTS 7.500% 11/14/2003                      205,725
             300,000   CITIGROUP INC (FRN) 1.540% 03/09/2004                       300,568
             200,000   COUNTRYWIDE HOME LOAN MTN 6.840% 10/22/2004                 213,627
             350,000   FIRST UNION NATL BANK (FRN) 1.580% 02/20/2004               350,613
             200,000   FLEETBOSTON FINL CORP MTN (FRN)
                       1.430% 07/14/2003                                           200,031
             100,000   GENERAL ELECTRIC CAP CORP MTN (FRN)
                       1.409% 09/15/2004                                           100,157
             500,000   GENERAL ELECTRIC CAP CORP MTN (FRN)
                       1.384% 03/15/2005                                           500,279
             250,000   GENERAL MTRS ACCEP CORP (FRN)
                       1.529% 04/05/2004                                           247,967
             300,000   GENERAL MTRS ACCEP CORP MTN (FRN)
                       2.049% 01/20/2004                                           299,316
             200,000   HELLER FINL INC 6.000% 03/19/2004                           207,885
             250,000   HOUSEHOLD FINANCE CORP MTN (FRN)
                       1.500% 08/01/2003                                           250,053
             250,000   HOUSEHOLD FINANCE CORP MTN (FRN)
                       1.699% 08/07/2003                                           250,190
             275,000   JP MORGAN CHASE & CO MTN (FRN)
                       1.510% 05/20/2004                                           274,984
             250,000   MONUMENT GLOBAL FDG II 144A (FRN)
                       1.540% 09/26/2003*                                          250,232
             250,000   MONUMENT GLOBAL FDG II 144A (FRN)
                       1.475% 02/11/2005*                                          249,941
             250,000   NATIONAL RURAL UTILITIES (FRN)
                       1.749% 02/07/2005                                           249,987
             250,000   NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CO
                       5.250% 07/15/2004                                           260,143
             300,000   SLM CORP MTN (FRN) 1.650% 10/25/2004                        300,640
             250,000   SLM CORP MTN (FRN) 1.600% 01/25/2005                        250,913
             250,000   TOYOTA MOTOR CREDIT CORP MTN
                       2.800% 01/18/2006                                           254,477
             250,000   UNILEVER CAPITAL CORP 6.750% 11/01/2003                     256,864
             250,000   US BANCORP NT MTN (FRN) 1.409% 09/16/2005                   250,068
             500,000   US BANK NA MTN (FRN) 1.430% 06/14/2005                      500,931
             250,000   VW CREDIT INC MTN 144A (FRN) 1.509% 01/22/2004*             250,167
             250,000   WACHOVIA CORP 6.925% 10/15/2003                             256,304
             110,000   WELLS FARGO & CO (FRN) 1.350% 10/01/2004                    110,100
                                                                            --------------
                       TOTAL BANKING & FINANCE                              $    9,255,571

                       BASIC INDUSTRIES 0.56%
             250,000   ALCOA INC NT (FRN) 1.611% 12/06/2004                 $      250,517
             185,000   DOW CHEMICAL CO 5.250% 05/14/2004                           190,846
                                                                            --------------
                       TOTAL BASIC INDUSTRIES                               $      441,363

                       CONSUMER DURABLES 0.32%
             250,000   BMW US CAPITAL LLC 4.248% 06/07/2003                 $      250,574
                                                                            --------------
                       TOTAL CONSUMER DURABLES                              $      250,574

                       CONSUMER NON-DURABLES 1.20%
             225,000   ALTRIA GROUP INC 6.800% 12/01/2003                   $      226,134
             200,000   COCA-COLA ENTERPRISES INC 6.625% 08/01/2004                 212,117
             250,000   COCA-COLA ENTERPRISES INC (FRN)
                       1.570% 04/26/2004                                           250,292
             250,000   PEPSI BOTTLING HLDGS INC NT 144A
                       5.375% 02/17/2004*                                          257,645
                                                                            --------------
                       TOTAL CONSUMER NON-DURABLES                          $      946,188

                       CONSUMER SERVICES 1.29%
             550,000   TARGET CORP NTS 7.500% 02/15/2005                    $      603,854
             200,000   WAL-MART STORES INC 4.375% 08/01/2003                       201,477
             194,000   WAL-MART STORES INC 6.550% 08/10/2004                       206,148
                                                                            --------------
                       TOTAL CONSUMER SERVICES                              $    1,011,479

                       ENERGY 0.54%
             200,000   CONOCO FDG CO 5.450% 10/15/2006                      $      218,220
             200,000   CONOCO INC 5.900% 04/15/2004                                207,863
                                                                            --------------
                       TOTAL ENERGY                                         $      426,083

                       HEALTH CARE 0.32%
             250,000   UNITED HEALTH GROUP INC 144A (FRN)
                       1.950% 11/09/2004*                                   $      250,040
                                                                            --------------
                       TOTAL HEALTH CARE                                    $      250,040

                       TECHNOLOGY 0.64%
             500,000   IBM CORP (FRN) 1.443% 09/10/2004                     $      500,408
                                                                            --------------
                       TOTAL TECHNOLOGY                                     $      500,408

                       TELECOMMUNICATIONS 0.71%
             236,000   BELLSOUTH CORP 5.000% 10/15/2006                     $      253,526
             300,000   SOUTHWESTERN BELL TELEPHONE CO MTN
                       5.770% 10/14/2003                                           305,803
                                                                            --------------
                       TOTAL TELECOMMUNICATIONS                             $      559,329

                       TRANSPORTATION 0.14%
             115,468   AMERICAN AIRLINES INC (FRN) 1.910% 09/23/2007        $      114,314
                                                                            --------------
                       TOTAL TRANSPORTATION                                 $      114,314

                                                                            --------------
TOTAL CORPORATE DEBT (COST $13,682,969)                                     $   13,755,349

FOREIGN DEBT 1.11%
             250,000   DIAGEO CAPITAL PLC GTD 6.625% 06/24/2004             $      264,506
             300,000   MANITOBA (PROVINCE OF) 12/12/02
                       2.750% 01/17/2006                                           304,132
             110,000   REPUBLIC OF ITALY 5.250% 01/16/2004                         113,197
             190,000   REPUBLIC OF ITALY 2.500% 03/31/2006                         191,587
                                                                            --------------
TOTAL FOREIGN DEBT (COST $866,972)                                          $      873,422

U.S. GOVERNMENT AND AGENCIES 17.45%

                       OTHER U.S. AGENCIES 17.45%
             820,000   FEDERAL FARM CREDIT BANK DISC NT
                       0.000% 02/13/2004                                    $      812,325
           1,000,000   FHLB 4.875% 04/16/2004                                    1,034,365
             250,000   FHLB 5.715% 05/12/2004                                      261,458
             750,000   FHLB 3.375% 06/15/2004                                      768,069
           1,000,000   FHLB 3.625% 10/15/2004                                    1,032,335
              96,000   FHLB DISC NT 2.552% 05/16/2003**                             95,950
             150,000   FHLB DISC NT 1.192% 01/09/2004**                            148,767
           1,000,000   FHLMC DISC NT 1.192% 12/30/2003**                           992,103
           1,360,000   FHLMC DISC NT 1.188% 12/31/2003**                         1,349,256
           1,000,000   FHLMC DISC NT 1.193% 01/29/2004**                           991,127
             500,000   FHLMC DISC NT 1.160% 02/26/2004**                           495,250
             250,000   FHLMC DISC NT 1.207% 04/22/2004**                           247,074
             500,000   FHLMC MTN 1.585% 12/08/2003                                 500,057
           1,000,000   FNMA 1.875% 12/15/2004                                    1,006,800
           1,200,000   FNMA DISC NT 1.147% 06/19/2003**                          1,198,122
             500,000   FNMA DISC NT 1.165% 07/09/2003**                            498,889
           1,650,000   FNMA DISC NT 1.190% 12/12/2003**                          1,637,955
             400,000   SLMA 3.375% 07/15/2004                                      410,998
             250,000   SLMA (FRN) 1.236% 10/16/2003                                249,974
                                                                            --------------
                       TOTAL OTHER U.S. AGENCIES                            $   13,730,874

                                                                            --------------
TOTAL U.S. GOVERNMENT AND AGENCIES (COST $13,712,605)                       $   13,730,874

CERTIFICATES OF DEPOSIT 1.65%
             300,000   ABBEY NATIONAL TREASURY YANKEE CD
                       1.290% 03/10/2004                                    $      300,186
             750,000   WESTDEUTSCHE LANDESBANK NY CD
                       1.350% 01/27/2004                                           750,885
             250,000   WILMINGTON TRUST CO CD 1.280% 05/27/2003                    250,014
                                                                            --------------
TOTAL CERTIFICATES OF DEPOSIT (COST $1,299,973)                             $    1,301,085

COMMERCIAL PAPER 3.71%
             550,000   CLIPPER REC CORP 144A 1.205% 06/20/2003* **          $      549,078
             470,000   KFW INTL FINANCE INC 1.203% 06/26/2003**                    469,123
             800,000   LLOYDS BANK PLC 1.293% 05/06/2003**                         799,832

 PAR VALUE OR SHARES   DESCRIPTION                                                   VALUE
------------------------------------------------------------------------------------------
             300,000   MERCK & CO INC 1.238% 05/21/2003**                   $      299,787
             250,000   PROCTOR & GAMBLE CO 1.293% 05/06/2003**                     249,948
             300,000   SVENSKA HANDELSBANKEN INC
                       1.203% 06/11/2003**                                         299,583
             250,000   SVENSKA HANDELSBANKEN INC
                       1.213% 06/24/2003**                                         249,549
                                                                            --------------
TOTAL COMMERCIAL PAPER (COST $2,916,818)                                    $    2,916,900

TIME DEPOSITS 8.48%
             820,000   APRECO INC 144A 1.250% 05/13/2003*                   $      819,658
             350,000   BMW US CAPITAL CORP 1.246% 05/12/2003                       349,867
             650,000   CIESCO LP 1.230% 05/19/2003                                 649,600
             425,000   COCA-COLA ENTERPRISES INC 144A
                       1.240% 05/16/2003*                                          424,781
             650,000   CORPORATE ASSET FUNDING CO INC 144A
                       1.240% 06/05/2003*                                          649,216
             524,000   CORPORATE REC CORP 144A 1.200% 05/07/2003*                  523,895
             325,000   DANSKE CORP 1.280% 05/09/2003                               324,908
             650,000   DELAWARE FUNDING CORP 144A
                       1.260% 05/23/2003*                                          649,500
             700,000   GREYHAWK FUNDING LLC 144A
                       1.250% 05/21/2003*                                          699,514
             570,000   PARK AVENUE RECEIVABLES CORP 144A
                       1.240% 05/02/2003*                                          569,980
             500,000   UBS FINANCE (DE) LLC 1.260% 05/13/2003                      499,790
             515,000   WINDMILL FUNDING CORP 144A 1.250% 05/08/2003*               514,875
                                                                            --------------
TOTAL TIME DEPOSITS (COST $6,675,584)                                       $    6,675,584

                                                                            --------------
TOTAL INVESTMENTS AT VALUE 87.81% (COST $69,037,979)                            69,093,190

                                                                            --------------
OTHER ASSETS IN EXCESS OF LIABILITIES 12.19%                                     9,594,275

                                                                            --------------
NET ASSETS 100.00%                                                          $   78,687,465

See Notes to Financial Statements.

FRN        Floating Rate Note
MTN        Medium Term Note
FNMA       Federal National Mortgage Association
FHLMC      Federal Home Loan Mortgage Corporation
SLMA       Student Loan Marketing Association
FHLB       Federal Home Loan Bank
STEP BOND  Coupon rate increases in increments to maturity. Rate disclosed is as of April 30, 2003. Maturity date shown is the stated maturity date of the security.

 * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, to qualified institutional buyers. At April 30, 2003, these securities amounted to $10,839,245 or 13.8% of net assets.
** Denotes yield to maturity.

Financial Statements for
COMMONFUND INSTITUTIONAL FUNDS

Statement of Assets and Liabilities as of April 30, 2003

                                                                          CIF              CIF              CIF              CIF
                                                                  CORE EQUITY        SMALL CAP        SMALL CAP    INTERNATIONAL
                                                                         FUND      GROWTH FUND       VALUE FUND      EQUITY FUND
ASSETS:
   Investments at cost                                        $   155,754,574  $    49,712,294  $    61,062,589  $   128,344,307
                                                              ---------------  ---------------  ---------------  ---------------
   Investments at value                                           150,431,665       54,315,141       62,393,534      115,904,161
   Cash                                                             3,500,088        1,431,042        2,253,154        3,321,027
   Foreign currency at value(1)                                             -                -                -        2,328,439
   Receivable for investments sold                                    460,226          537,598          983,264          623,756
   Receivable for Fund shares sold                                          -                -                -                -
   Receivable for expense reimbursement                                11,446            6,755            6,327           14,409
   Dividend and interest receivable                                   133,248            6,018           32,121          543,814
   Tax reclaim receivable                                               2,594                -                -          109,138
   Receivable for closed futures contracts                                  -                -                -                -
   Unrealized appreciation on forward foreign currency
     contracts                                                              -                -                -          192,127
   Prepaid expenses                                                     4,826              860              996            3,433
      TOTAL ASSETS                                                154,544,093       56,297,414       65,669,396      123,040,304
                                                              ---------------  ---------------  ---------------  ---------------
LIABILITIES:
   Payable for investments purchased                                  433,170          381,068          740,278          408,757
   Payable for Fund shares redeemed                                         -                -                -           31,846
   Payable for daily variation margin on open financial
     futures contracts                                                      -                -                -                -
   Unrealized depreciation on forward foreign currency
     contracts                                                             56                -                -           79,356
   Written options at value(2)                                              -                -                -                -
   Directors' fee payable                                               1,976            1,976            1,976            1,976
   Advisory fee payable                                                55,259           39,221           45,757           67,336
   Accrued expenses and other payables                                 42,666           37,735           38,182           52,203
      TOTAL LIABILITIES                                               533,127          460,000          826,193          641,474
                                                              ---------------  ---------------  ---------------  ---------------

NET ASSETS                                                    $   154,010,966  $    55,837,414  $    64,843,203  $   122,398,830
                                                              ---------------  ---------------  ---------------  ---------------

NET ASSETS CONSIST OF:
   Capital stock, $0.001 par value                            $        20,899  $         9,369  $         7,777  $        17,699
   Paid-in capital                                                191,043,345       85,133,006       76,640,165      155,246,291
   Undistributed net investment income (loss)                          16,038            3,007                -        1,349,486
   Accumulated (distribution in excess of) net realized
     gain (loss) on  investments                                  (31,746,468)     (33,910,815)     (13,135,684)     (21,968,075)
   Net unrealized appreciation (depreciation)                      (5,322,848)       4,602,847        1,330,945      (12,246,571)

TOTAL NET ASSETS                                              $   154,010,966  $    55,837,414  $    64,843,203  $   122,398,830
                                                              ---------------  ---------------  ---------------  ---------------
SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED,
  $0.001 PAR VALUE)                                                20,898,891        9,369,325        7,776,925       17,699,471
                                                              ---------------  ---------------  ---------------  ---------------
NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE      $          7.37  $          5.96  $          8.34  $          6.92
                                                              ---------------  ---------------  ---------------  ---------------

(1) Cost of cash denominated in foreign currencies                          -                -                -        2,263,784
(2) Premiums on written options                                             -                -                -                -

See Notes to the Financial Statements.

                                                                          CIF                CIF              CIF              CIF
                                                                    CORE PLUS  INFLATION-INDEXED     LOW DURATION   SHORT DURATION
                                                                    BOND FUND          BOND FUND        BOND FUND             FUND
ASSETS:
   Investments at cost                                        $   152,916,164  $     140,465,599  $    92,250,245  $    69,037,979
                                                              ---------------  -----------------  ---------------  ---------------
   Investments at value                                           157,736,810        149,688,275       92,092,047       69,093,190
   Cash                                                            19,751,146          1,024,720        7,710,469       10,977,811
   Foreign currency at value(1)                                     1,945,026                  -                -                -
   Receivable for investments sold                                 13,139,152                  -        1,954,820                -
   Receivable for Fund shares sold                                  9,278,868                  -                -                -
   Receivable for expense reimbursement                                 6,196             11,860            8,988            8,075
   Dividend and interest receivable                                 1,414,229          1,020,437          687,073          189,846
   Tax reclaim receivable                                                   -                  -                -                -
   Receivable for closed futures contracts                                  -              4,635                -                -
   Unrealized appreciation on forward foreign currency
     contracts                                                          6,954                  -                -                -
   Prepaid expenses                                                     4,221              5,337            3,700            5,040
      TOTAL ASSETS                                                203,282,602        151,755,264      102,457,097       80,273,962
                                                              ---------------  -----------------  ---------------  ---------------
LIABILITIES:
   Payable for investments purchased                               45,837,708                  -        6,091,364        1,535,641
   Payable for Fund shares redeemed                                 9,136,242                  -                -                -
   Payable for daily variation margin on open financial
     futures contracts                                                 61,639                  -                -                -
   Unrealized depreciation on forward foreign currency
     contracts                                                        438,962                  -                -                -
   Written options at value(2)                                         42,891             95,438                -                -
   Directors' fee payable                                               1,976              1,976            1,976            1,976
   Advisory fee payable                                                42,139             18,801           23,688           12,353
   Accrued expenses and other payables                                 43,676             45,131           41,018           36,527
      TOTAL LIABILITIES                                            55,605,233            161,346        6,158,046        1,586,497
                                                              ---------------  -----------------  ---------------  ---------------

NET ASSETS                                                    $   147,677,369  $     151,593,918  $    96,299,051  $    78,687,465
                                                              ---------------  -----------------  ---------------  ---------------

NET ASSETS CONSIST OF:
   Capital stock, $0.001 par value                            $        13,953  $          14,574  $         9,618  $         7,799
   Paid-in capital                                                139,894,298        138,295,008       96,108,208       78,586,259
   Undistributed net investment income (loss)                       1,315,075            138,288            9,470            5,595
   Accumulated (distribution in excess of) net realized
     gain (loss) on  investments                                    1,954,879          3,886,644          329,953           32,601
   Net unrealized appreciation (depreciation)                       4,499,164          9,259,404         (158,198)          55,211

TOTAL NET ASSETS                                              $   147,677,369  $     151,593,918  $    96,299,051  $    78,687,465
                                                              ---------------  -----------------  ---------------  ---------------
SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED,
  $0.001 PAR VALUE)                                                13,952,825         14,574,271        9,618,381        7,799,343
                                                              ---------------  -----------------  ---------------  ---------------
NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE      $         10.58  $           10.40  $         10.01  $         10.09
                                                              ---------------  -----------------  ---------------  ---------------

(1) Cost of cash denominated in foreign currencies                  1,864,161                  -                -                -
(2) Premiums on written options                                        79,903            132,166                -                -

Financial Statements for
COMMONFUND INSTITUTIONAL FUNDS

Statement of Operations for the Year Ended April 30, 2003

                                                                          CIF              CIF              CIF              CIF
                                                                  CORE EQUITY        SMALL CAP        SMALL CAP    INTERNATIONAL
                                                                         FUND      GROWTH FUND       VALUE FUND      EQUITY FUND
INVESTMENT INCOME
   Interest                                                   $        31,654  $        16,715  $        25,906  $        75,609
   Dividends(1)                                                     2,188,730          143,697          762,304        2,393,401
   INVESTMENT INCOME                                                2,220,384          160,412          788,210        2,469,010
                                                              ---------------  ---------------  ---------------  ---------------
   Advisory fees                                                      637,722          507,234          597,553          710,593
   Directors' fees and expenses                                         6,864            6,864            6,864            6,864
   Custodian, transfer agent and fund accounting                      101,134           46,249           52,703          232,189
   Professional                                                        52,927           52,927           52,927           58,261
   Registration                                                        20,620           15,422           15,449           15,888
   Miscellaneous                                                       15,008            8,940            9,035           11,298
   TOTAL EXPENSES BEFORE REIMBURSEMENTS AND WAIVERS                   834,275          637,636          734,531        1,035,093
                                                              ---------------  ---------------  ---------------  ---------------
   Less expense reimbursements and waivers                            (54,837)         (74,041)         (70,583)        (222,985)
   TOTAL EXPENSES NET OF EXPENSE REIMBURSEMENTS AND WAIVERS           779,438          563,595          663,948          812,108
                                                              ---------------  ---------------  ---------------  ---------------
      NET INVESTMENT INCOME (LOSS)                                  1,440,946         (403,183)         124,262        1,656,902
                                                              ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments                                                    (19,689,823)     (22,877,879)     (12,480,262)     (10,960,548)
   Financial futures contracts                                              -                -                -                -
   Written options                                                          -                -                -                -
   Foreign currency transactions                                          (60)               -              (11)         924,001
      NET REALIZED GAIN (LOSS)                                    (19,689,883)     (22,877,879)     (12,480,273)     (10,036,547)
                                                              ---------------  ---------------  ---------------  ---------------
Change in unrealized appreciation (depreciation) on:
   Investments                                                     (1,980,038)       2,585,049       (5,606,445)      (4,098,876)
   Financial futures contracts                                              -                -                -                -
   Written options                                                          -                -                -                -
   Foreign currency translations                                           61                -                -          169,892
      CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)             (1,979,977)       2,585,049       (5,606,445)      (3,928,984)
                                                              ---------------  ---------------  ---------------  ---------------
      NET REALIZED AND UNREALIZED GAIN (LOSS):                    (21,669,860)     (20,292,830)     (18,086,718)     (13,965,531)
                                                              ---------------  ---------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                             $   (20,228,914) $   (20,696,013) $   (17,962,456) $   (12,308,629)
                                                              ---------------  ---------------  ---------------  ---------------

(1) Dividend income is net of withholding taxes of:           $         7,151  $            77  $           396  $       311,340

See Notes to the Financial Statements.

                                                                          CIF                CIF              CIF              CIF
                                                                    CORE PLUS  INFLATION-INDEXED     LOW DURATION   SHORT DURATION
                                                                    BOND FUND          BOND FUND        BOND FUND             FUND

INVESTMENT INCOME
   Interest                                                   $     7,786,017  $      10,938,219  $     4,424,792  $     1,396,119
   Dividends(1)                                                             -                  -                -                -
   INVESTMENT INCOME                                                7,786,017         10,938,219        4,424,792        1,396,119
                                                              ---------------  -----------------  ---------------  ---------------
   Advisory fees                                                      505,215            300,081          324,097          127,572
   Directors' fees and expenses                                         6,864              6,864            6,864            6,864
   Custodian, transfer agent and fund accounting                      123,657            166,826           91,485           26,676
   Professional                                                        52,927             57,752           52,927           52,927
   Registration                                                        15,434             18,403           15,486           15,499
   Miscellaneous                                                       14,678             19,228            9,519           16,123
   TOTAL EXPENSES BEFORE REIMBURSEMENTS AND WAIVERS                   718,775            569,154          500,378          245,661
                                                              ---------------  -----------------  ---------------  ---------------
   Less expense reimbursements and waivers                            (69,212)           (69,019)         (68,249)         (77,803)
   TOTAL EXPENSES NET OF EXPENSE REIMBURSEMENTS AND WAIVERS           649,563            500,135          432,129          167,858
                                                              ---------------  -----------------  ---------------  ---------------
      NET INVESTMENT INCOME (LOSS)                                  7,136,454         10,438,084        3,992,663        1,228,261
                                                              ---------------  -----------------  ---------------  ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments                                                      6,214,517         14,438,565          874,040           40,907
   Financial futures contracts                                     (2,743,089)           134,705                -                -
   Written options                                                    547,775             58,245                -                -
   Foreign currency transactions                                     (756,674)                 -                -                -
      NET REALIZED GAIN (LOSS)                                      3,262,529         14,631,515          874,040           40,907
                                                              ---------------  -----------------  ---------------  ---------------
Change in unrealized appreciation (depreciation) on:
   Investments                                                      3,933,633          4,412,248         (750,942)         (21,063)
   Financial futures contracts                                       (131,930)                 -                -                -
   Written options                                                     25,786             36,728                -                -
   Foreign currency translations                                     (277,179)                 -                -                -
      CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)              3,550,310          4,448,976         (750,942)         (21,063)
                                                              ---------------  -----------------  ---------------  ---------------
      NET REALIZED AND UNREALIZED GAIN (LOSS):                      6,812,839         19,080,491          123,098           19,844
                                                              ---------------  -----------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                             $    13,949,293  $      29,518,575  $     4,115,761  $     1,248,105
                                                              ---------------  -----------------  ---------------  ---------------

1 Dividend income is net of withholding taxes of:             $             -  $               -  $             -  $             -

Financial Statements for
COMMONFUND INSTITUTIONAL FUNDS

Statement of Changes in Net Assets

                                                                   CIF CORE EQUITY FUND          CIF SMALL CAP GROWTH FUND
                                                              ------------------------------  ------------------------------
                                                                  YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                              APRIL 30, 2003  APRIL 30, 2002  APRIL 30, 2003  APRIL 30, 2002
FROM OPERATIONS:
   Net investment income (loss)                               $    1,440,946  $      841,400  $     (403,183) $     (474,118)
                                                              --------------  --------------  --------------  --------------
   Net realized gain (loss)                                      (19,689,883)    (10,092,299)    (22,877,879)     (7,041,173)
   Change in unrealized appreciation (depreciation)               (1,979,977)     (1,345,313)      2,585,049         325,194
      NET INCREASE (DECREASE) IN NET ASSETS RESULTING
        FROM OPERATIONS                                          (20,228,914)    (10,596,212)    (20,696,013)     (7,190,097)
                                                              --------------  --------------  --------------  --------------

DISTRIBUTIONS:
   Net investment income                                          (1,435,841)       (839,722)              -               -
   Net realized gain                                                       -               -               -               -
      DECREASE IN NET ASSETS RESULTING FROM DISTRIBUTIONS         (1,435,841)       (839,722)              -               -
                                                              --------------  --------------  --------------  --------------

CAPITAL SHARE TRANSACTIONS:
   Net proceeds from sale of shares                               43,318,229      42,933,913       5,837,567      22,793,554
   Reinvestment of distributions                                     712,165         209,488               -               -
   Cost of shares repurchased                                     (4,407,940)       (467,502)     (3,164,739)         (9,989)
      INCREASE FROM CAPITAL SHARE TRANSACTIONS                    39,622,454      42,675,899       2,672,828      22,783,565
INCREASE (DECREASE) IN NET ASSETS                                 17,957,699      31,239,965     (18,023,185)     15,593,468
                                                              --------------  --------------  --------------  --------------

NET ASSETS
   Beginning of year                                          $  136,053,267  $  104,813,302  $   73,860,599  $   58,267,131
                                                              --------------  --------------  --------------  --------------
   END OF YEAR                                                $  154,010,966  $  136,053,267  $   55,837,414  $   73,860,599
                                                              --------------  --------------  --------------  --------------
UNDISTRIBUTED NET INVESTMENT INCOME                           $       16,038  $       11,009  $        3,007  $            -
                                                              --------------  --------------  --------------  --------------

OTHER INFORMATION:
Share transactions:
Shares outstanding at beginning of year                           15,606,622      10,959,868       8,922,541       6,065,808
   Sold                                                            5,837,279       4,674,315         939,026       2,857,889
   Reinvestment of distributions                                      99,251          24,044               -               -
   Repurchased                                                      (644,261)        (51,605)       (492,242)         (1,156)
   INCREASE IN SHARES OUTSTANDING                                  5,292,269       4,646,754         446,784       2,856,733
SHARES OUTSTANDING AT END OF YEAR                                 20,898,891      15,606,622       9,369,325       8,922,541
                                                              --------------  --------------  --------------  --------------

See Notes to the Financial Statements.

                                                                  CIF SMALL CAP VALUE FUND     CIF INTERNATIONAL EQUITY FUND
                                                              ------------------------------  ------------------------------
                                                                  YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                              APRIL 30, 2003  APRIL 30, 2002  APRIL 30, 2003  APRIL 30, 2002
FROM OPERATIONS:
   Net investment income (loss)                               $      124,262  $      379,848  $    1,656,902  $      933,432
                                                              --------------  --------------  --------------  --------------
   Net realized gain (loss)                                      (12,480,273)      5,860,851     (10,036,547)     (8,532,538)
   Change in unrealized appreciation (depreciation)               (5,606,445)      4,520,446      (3,928,984)     (3,440,949)
      NET INCREASE (DECREASE) IN NET ASSETS RESULTING
        FROM OPERATIONS                                          (17,962,456)     10,761,145     (12,308,629)    (11,040,055)
                                                              --------------  --------------  --------------  --------------

DISTRIBUTIONS:
   Net investment income                                            (160,688)       (382,943)     (1,911,078)     (1,101,904)
   Net realized gain                                              (4,298,764)     (4,195,393)              -               -
      DECREASE IN NET ASSETS RESULTING FROM DISTRIBUTIONS         (4,459,452)     (4,578,336)     (1,911,078)     (1,101,904)
                                                              --------------  --------------  --------------  --------------

CAPITAL SHARE TRANSACTIONS:
   Net proceeds from sale of shares                                5,730,265      10,734,869      36,404,119      15,050,594
   Reinvestment of distributions                                   4,315,146       4,200,658         540,915         121,816
   Cost of shares repurchased                                     (9,041,415)        (15,802)     (1,628,290)       (615,336)
      INCREASE FROM CAPITAL SHARE TRANSACTIONS                    (1,003,996)     14,919,725      35,316,744      14,557,074
INCREASE (DECREASE) IN NET ASSETS                                (21,417,912)     21,102,534      21,097,037       2,415,115
                                                              --------------  --------------  --------------  --------------

NET ASSETS
   Beginning of year                                          $   86,261,115  $   65,158,581  $  101,301,793  $   98,886,678
                                                              --------------  --------------  --------------  --------------
   END OF YEAR                                                $   64,843,203  $   86,261,115  $  122,398,830  $  101,301,793
                                                              --------------  --------------  --------------  --------------
UNDISTRIBUTED NET INVESTMENT INCOME                           $            -  $       43,257  $    1,349,486  $      696,469
                                                              --------------  --------------  --------------  --------------

OTHER INFORMATION:
Share transactions:
Shares outstanding at beginning of year                            7,512,440       6,075,730      12,301,877      10,554,643
   Sold                                                              615,146       1,046,689       5,563,437       1,809,470
   Reinvestment of distributions                                     534,715         391,491          78,135          15,066
   Repurchased                                                      (885,376)         (1,470)       (243,978)        (77,302)
   INCREASE IN SHARES OUTSTANDING                                    264,485       1,436,710       5,397,594       1,747,234
SHARES OUTSTANDING AT END OF YEAR                                  7,776,925       7,512,440      17,699,471      12,301,877
                                                              --------------  --------------  --------------  --------------

Financial Statements for
COMMONFUND INSTITUTIONAL FUNDS

Statement of Changes in Net Assets

                                                                  CIF CORE PLUS BOND FUND         CIF INFLATION-INDEXED BOND FUND
                                                            ---------------------------------   -----------------------------------
                                                                 YEAR ENDED        YEAR ENDED        YEAR ENDED          YEAR ENDED
                                                             APRIL 30, 2003    APRIL 30, 2002    APRIL 30, 2003   APRIL 30, 2002(a)
FROM OPERATIONS:
   Net investment income                                    $     7,136,454   $     7,776,176   $    10,438,084   $      11,376,224
                                                            ---------------   ---------------   ---------------   -----------------
   Net realized gain                                              3,262,529         2,268,603        14,631,515           3,828,335
   Change in unrealized appreciation                              3,550,310         1,897,881         4,448,976           2,353,763
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       13,949,293        11,942,660        29,518,575          17,558,322
                                                            ---------------   ---------------   ---------------   -----------------

DISTRIBUTIONS:
   Net investment income                                         (5,977,705)       (7,874,300)      (11,578,425)        (12,042,565)
   Net realized gain                                             (2,081,762)       (1,787,905)      (11,262,021)         (8,048,612)
      DECREASE IN NET ASSETS RESULTING FROM DISTRIBUTIONS        (8,059,467)       (9,662,205)      (22,840,446)        (20,091,177)
                                                            ---------------   ---------------   ---------------   -----------------

CAPITAL SHARE TRANSACTIONS:
   Net proceeds from sale of shares                              60,061,060        35,709,290        14,105,306          21,905,115
   Reinvestment of distributions                                  4,980,856         4,462,849        15,327,475          11,404,267
   Cost of shares repurchased                                   (85,259,970)      (12,711,963)     (151,185,337)        (39,450,000)
      INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS       (20,218,054)       27,460,176      (121,752,556)         (6,140,618)
INCREASE (DECREASE) IN NET ASSETS                               (14,328,228)       29,740,631      (115,074,427)         (8,673,473)
                                                            ---------------   ---------------   ---------------   -----------------

NET ASSETS
   Beginning of year                                        $   162,005,597   $   132,264,966   $   266,668,345   $     275,341,818
   END OF YEAR                                              $   147,677,369   $   162,005,597   $   151,593,918   $     266,668,345
UNDISTRIBUTED NET INVESTMENT INCOME                         $     1,315,075   $       107,481   $       138,288   $       1,278,629
                                                            ---------------   ---------------   ---------------   -----------------

OTHER INFORMATION:
Share transactions:
Shares outstanding at beginning of year                          15,956,469        13,232,601        25,847,717          26,463,626
   Sold                                                           5,778,912         3,534,633         1,321,018           2,082,404
   Reinvestment of distributions                                    484,390           441,271         1,485,428           1,131,777
   Repurchased                                                   (8,266,946)       (1,252,036)      (14,079,892)         (3,830,090)
   INCREASE IN SHARES OUTSTANDING                                (2,003,644)        2,723,868       (11,273,446)           (615,909)
SHARES OUTSTANDING AT END OF YEAR                                13,952,825        15,956,469        14,574,271          25,847,717
                                                            ---------------   ---------------   ---------------   -----------------

See Notes to the Financial Statements.

(a) See Note 2.

                                                                CIF LOW DURATION BOND FUND             CIF SHORT DURATION FUND
                                                            ---------------------------------   -----------------------------------
                                                                 YEAR ENDED        YEAR ENDED        YEAR ENDED          YEAR ENDED
                                                             APRIL 30, 2003    APRIL 30, 2002    APRIL 30, 2003      APRIL 30, 2002
FROM OPERATIONS:
   Net investment income                                    $     3,992,663   $     5,341,579   $     1,228,261   $       1,882,226
                                                            ---------------   ---------------   ---------------   -----------------
   Net realized gain                                                874,040           545,443            40,907              81,947
   Change in unrealized appreciation                               (750,942)          (26,091)          (21,063)            (27,469)
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        4,115,761         5,860,931         1,248,105           1,936,704
                                                            ---------------   ---------------   ---------------   -----------------

DISTRIBUTIONS:
   Net investment income                                         (4,000,509)       (5,324,263)       (1,222,666)         (1,906,682)
   Net realized gain                                               (542,248)         (944,860)          (28,947)            (81,552)
      DECREASE IN NET ASSETS RESULTING FROM DISTRIBUTIONS        (4,542,757)       (6,269,123)       (1,251,613)         (1,988,234)
                                                            ---------------   ---------------   ---------------   -----------------

CAPITAL SHARE TRANSACTIONS:
   Net proceeds from sale of shares                              15,125,000         3,814,000        92,132,065          86,945,271
   Reinvestment of distributions                                  1,548,617         1,111,896         1,192,922           1,952,101
   Cost of shares repurchased                                   (25,250,000)         (282,042)      (87,503,963)        (51,886,518)
      INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS        (8,576,383)        4,643,854         5,821,024          37,010,854
INCREASE (DECREASE) IN NET ASSETS                                (9,003,379)        4,235,662         5,817,516          36,959,324
                                                            ---------------   ---------------   ---------------   -----------------

NET ASSETS
   Beginning of year                                        $   105,302,430   $   101,066,768   $    72,869,949   $      35,910,625
   END OF YEAR                                              $    96,299,051   $   105,302,430   $    78,687,465   $      72,869,949
UNDISTRIBUTED NET INVESTMENT INCOME                         $         9,470   $        17,316   $         5,595   $              --
                                                            ---------------   ---------------   ---------------   -----------------

OTHER INFORMATION:
Share transactions:
Shares outstanding at beginning of year                          10,463,620        10,004,961         7,219,695           3,560,353
   Sold                                                           1,500,459           376,165         9,127,373           8,594,674
   Reinvestment of distributions                                    154,210           110,391           118,270             193,240
   Repurchased                                                   (2,499,908)          (27,897)       (8,665,995)         (5,128,572)
   INCREASE IN SHARES OUTSTANDING                                  (845,239)          458,659           579,648           3,659,342
SHARES OUTSTANDING AT END OF YEAR                                 9,618,381        10,463,620         7,799,343           7,219,695
                                                            ---------------   ---------------   ---------------   -----------------

Financial Statements for
COMMONFUND INSTITUTIONAL FUNDS

Financial Highlights for a Share Outstanding Throughout the Period

                                                           CIF CORE EQUITY FUND                   CIF SMALL CAP GROWTH FUND
                                                  --------------------------------------     -----------------------------------
                                                                                  PERIOD                                  PERIOD
                                                                                   ENDED                                   ENDED
                                                    YEARS ENDED APRIL 30,      APRIL 30,      YEARS ENDED APRIL 30,    APRIL 30,
                                                       2003          2002        2001(a)          2003         2002      2001(a)
FINANCIAL HIGHLIGHTS
  NET ASSET VALUE, BEGINNING OF PERIOD            $    8.72     $    9.56     $    10.00     $    8.28    $    9.61    $   10.00
                                                  ---------     ---------     ----------     ---------    ---------    ---------
  Income from Investment Operations:
    Net investment income (loss)                       0.07          0.06           0.03         (0.04)       (0.05)       (0.01)
    Net realized and unrealized gain
     (loss) on investments                            (1.35)        (0.84)         (0.44)        (2.28)       (1.28)       (0.38)
      Total from Investment Operations:               (1.28)        (0.78)         (0.41)        (2.32)       (1.33)       (0.39)
  Less Distributions from:
    Net investment income                             (0.07)        (0.06)         (0.03)            -            -            -
    Net realized gain on investments                      -             -              -             -            -            -
      Total distributions                             (0.07)        (0.06)         (0.03)            -            -            -
  Net increase (decrease) in net
   asset value                                        (1.35)        (0.84)         (0.44)        (2.32)       (1.33)       (0.39)
  NET ASSET VALUE, END OF PERIOD                  $    7.37     $    8.72     $     9.56     $    5.96    $    8.28    $    9.61

RATIOS/SUPPLEMENTAL DATA**
  Total Return(b)                                    (14.65)%       (8.13)%        (4.09)%**    (28.02)%     (13.84)%      (3.90)%**
  Net Assets, end of period (000's)               $ 154,011     $ 136,053     $  104,813     $  55,837    $  73,861    $  58,267
  Ratios to average net assets:
    Net investment income (after
     reimbursement and waiver of
     certain operating expenses)                       1.02%         0.71%          1.07%*       (0.72)%      (0.73)%      (0.45)%*
    Net investment income (before
     reimbursement and waiver of
     certain operating expenses)                       0.98%         0.67%          0.80%*       (0.85)%      (0.82)%      (0.80)%*
    Operating expenses (after
     reimbursement and waiver of
     certain operating expenses)                       0.55%         0.55%          0.55%*        1.00%        1.00%        1.00%*
    Operating expenses (before
     reimbursement and waiver of
     certain operating expenses)                       0.59%         0.59%          0.82%*        1.13%        1.09%        1.35%*
    Portfolio Turnover                                   66%           66%            20%**        151%         210%          68%**

See Notes to Financial Statements.

*   Annualized.
**  Not annualized.
(a) Fund commenced operations on January 2, 2001.
(b) Total return would have been lower had certain expenses not been reimbursed or waived.

                                                          CIF SMALL CAP VALUE FUND                CIF INTERNATIONAL EQUITY FUND
                                                   --------------------------------------     ------------------------------------
                                                                                   PERIOD                                  PERIOD
                                                                                    ENDED                                   ENDED
                                                     YEARS ENDED APRIL 30,      APRIL 30,       YEARS ENDED APRIL 30,   APRIL 30,
                                                        2003          2002        2001(a)          2003         2002      2001(a)
FINANCIAL HIGHLIGHTS
  NET ASSET VALUE, BEGINNING OF PERIOD             $   11.48     $   10.72     $    10.00     $    8.23    $    9.37    $   10.00
                                                   ---------     ---------     ----------     ---------    ---------    ---------
  Income from Investment Operations:
    Net investment income (loss)                        0.02          0.06           0.03          0.10         0.08         0.04
    Net realized and unrealized gain
     (loss) on investments                             (2.56)         1.38           0.72         (1.28)       (1.12)       (0.63)
      Total from Investment Operations:                (2.54)         1.44           0.75         (1.18)       (1.04)       (0.59)
  Less Distributions from:
    Net investment income                              (0.02)        (0.06)         (0.03)        (0.13)       (0.10)       (0.04)
    Net realized gain on investments                   (0.58)        (0.62)             -             -            -            -
      Total distributions                              (0.60)        (0.68)         (0.03)        (0.13)       (0.10)       (0.04)
  Net increase (decrease) in net
    asset value                                        (3.14)         0.76           0.72         (1.31)       (1.14)       (0.63)
  NET ASSET VALUE, END OF PERIOD                   $    8.34     $   11.48     $    10.72     $    6.92    $    8.23    $    9.37

RATIOS/SUPPLEMENTAL DATA**
  Total Return(b)                                     (21.91)%       13.91%          7.51%**     (14.29)%     (11.10)%      (5.89)%
  Net Assets, end of period (000's)                $  64,843     $  86,261     $   65,159     $ 122,399    $ 101,302    $  98,887
  Ratios to average net assets:
    Net investment income (after
     reimbursement and waiver of
     certain operating expenses)                        0.19%         0.53%          0.98%*        1.63%        1.01%        1.37%*
    Net investment income (before
     reimbursement and waiver of
     certain operating expenses)                        0.08%         0.45%          0.66%*        1.41%        0.54%        1.08%*
    Operating expenses (after
     reimbursement and waiver of
     certain operating expenses)                        1.00%         1.00%          1.00%*        0.80%        0.80%        0.80%*
    Operating expenses (before
     reimbursement and waiver of
     certain operating expenses)                        1.11%         1.08%          1.32%*        1.02%        1.27%        1.09%*
    Portfolio Turnover                                   211%          209%            54%**         61%          66%          21%**

Financial Statements for
COMMONFUND INSTITUTIONAL FUNDS

Financial Highlights for a Share Outstanding Throughout the Period

                                                          CIF CORE PLUS BOND FUND               CIF INFLATION-INDEXED BOND FUND
                                                   --------------------------------------     -----------------------------------
                                                                                   PERIOD                                  PERIOD
                                                                                    ENDED                                   ENDED
                                                     YEARS ENDED APRIL 30,      APRIL 30,     YEARS ENDED APRIL 30,     APRIL 30,
                                                        2003          2002        2001(a)          2003        2002       2001(a)
FINANCIAL HIGHLIGHTS
  NET ASSET VALUE, BEGINNING OF PERIOD             $   10.15     $   10.00     $    10.00     $   10.32   $   10.40     $   10.00
                                                   ---------     ---------     ----------     ---------   ---------     ---------
  Income from Investment Operations:
    Net investment income                               0.51          0.51           0.15          0.59        0.43(d)       0.19
    Net realized and unrealized gain
     (loss) on investments                              0.53          0.28          (0.02)         0.83        0.24(d)       0.33
      Total from Investment Operations:                 1.04          0.79           0.13          1.42        0.67          0.52
  Less Distributions from:
    Net investment income                              (0.43)        (0.52)         (0.13)        (0.63)      (0.45)        (0.12)
    Net realized gain on investments                   (0.18)        (0.12)             -         (0.71)      (0.30)            -
      Total distributions                              (0.61)        (0.64)         (0.13)        (1.34)      (0.75)        (0.12)
  Net increase (decrease) in net
    asset value                                         0.43          0.15              -          0.08       (0.08)         0.40
  NET ASSET VALUE, END OF PERIOD                   $   10.58     $   10.15     $    10.00     $   10.40   $   10.32     $   10.40

RATIOS/SUPPLEMENTAL DATA**
  Total Return(c)                                      10.51%         8.02%          1.33%**      14.22%       6.71%         5.27%**
  Net Assets, end of period (000's)                $ 147,677     $ 162,006     $  132,265     $ 151,594   $ 266,668     $ 275,342
  Ratios to average net assets:
    Net investment income (after
     reimbursement and waiver of
     certain operating expenses)                        4.95%         5.01%          4.61%*        5.23%       4.12%(d)      6.99%*
    Net investment income (before
     reimbursement and waiver of
     certain operating expenses)                        4.90%         4.96%          4.37%*        5.19%       4.11%(d)      6.77%*
    Operating expenses (after
     reimbursement and waiver of
     certain operating expenses)                        0.45%         0.45%          0.45%*        0.25%       0.25%         0.25%*
    Operating expenses (before
     reimbursement and waiver of
     certain operating expenses)                        0.50%         0.50%          0.69%*        0.29%       0.26%         0.47%*
    Portfolio Turnover                                   455%          480%           356%**         78%        185%          182%**

See Notes to Financial Statements.

 *  Annualized.
**  Not annualized.
 ^  Calculates to less than $0.01.
(a) Fund commenced operations on January 2, 2001.
(b) Fund commenced operations on May 1, 2000.
(c) Total return would have been lower had certain expenses not been reimbursed or waived.
(d) See Note 2.

                                                         CIF LOW DURATION BOND FUND                  CIF SHORT DURATION FUND
                                                   --------------------------------------     -----------------------------------
                                                                                   PERIOD                                  PERIOD
                                                                                    ENDED                                   ENDED
                                                     YEARS ENDED APRIL 30,      APRIL 30,      YEARS ENDED APRIL 30,    APRIL 30,
                                                        2003          2002        2001(a)          2003         2002      2001(a)
FINANCIAL HIGHLIGHTS
  NET ASSET VALUE, BEGINNING OF PERIOD             $   10.06     $   10.10     $    10.00     $   10.09    $   10.09    $   10.00
                                                   ---------     ---------     ----------     ---------    ---------    ---------
  Income from Investment Operations:
    Net investment income                               0.37          0.51           0.19          0.19         0.33         0.59
    Net realized and unrealized gain
     (loss) on investments                              0.01          0.05           0.10             -^        0.02         0.09
      Total from Investment Operations:                 0.38          0.56           0.29          0.19         0.35         0.68
  Less Distributions from:
    Net investment income                              (0.37)        (0.51)         (0.19)        (0.19)       (0.34)       (0.58)
    Net realized gain on investments                   (0.06)        (0.09)             -             -^       (0.01)       (0.01)
      Total distributions                              (0.43)        (0.60)         (0.19)        (0.19)       (0.35)       (0.59)
  Net increase (decrease) in net
   asset value                                         (0.05)        (0.04)          0.10             -            -        (0.09
  NET ASSET VALUE, END OF PERIOD                   $   10.01     $   10.06     $    10.10     $   10.09    $   10.09    $   10.09

RATIONS/SUPPLEMENTAL DATA
  Total Return(c)                                       3.84%         5.72%          2.93%**       1.94%        3.52%        6.95%
  Net Assets, end of period (000's)
  Ratios to average net assets:                    $  96,299     $ 105,302     $  101,067     $  78,687    $  72,870    $  35,911
    Net investment income (after
     reimbursement and waiver of
     certain operating expenses)                        3.70%         5.08%          5.74%*        1.83%        3.22%        5.93%
    Net investment income (before
     reimbursement and waiver of
     certain operating expenses)                        3.64%         5.03%          5.49%*        1.71%        3.10%        5.46%
    Operating expenses (after
     reimbursement and waiver of
     certain operating expenses)                        0.40%         0.40%          0.40%*        0.25%        0.25%        0.25%
    Operating expenses (before
     reimbursement and waiver of
     certain operating expenses)                        0.46%         0.45%          0.65%*        0.37%        0.37%        0.72%
    Portfolio Turnover                                   120%          101%            73%**         84%         202%         129%

NOTES TO FINANCIAL STATEMENTS FOR COMMONFUND INSTITUTIONAL FUNDS

April 30, 2003

1. ORGANIZATION
Commonfund Institutional Funds (the "Company") was established as a Delaware business trust under an Agreement and Declaration of Trust dated August 7, 1999 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Company currently consists of eight diversified series (each a "Fund" and collectively the "Funds"), CIF Core Equity Fund, CIF Small Cap Growth Fund, CIF Small Cap Value Fund, CIF International Equity Fund, CIF Core Plus Bond Fund, CIF Inflation-Indexed Bond Fund, CIF Low Duration Bond Fund, and CIF Short Duration Fund each of which operates as a distinct investment vehicle of the Company. Commonfund Asset Management Company, Inc. ("COMANCO") manages each of the Funds. Each Fund seeks to improve the net investment returns of its shareholders with its own investment objectives and policies. There can be no assurance that any Fund will achieve its investment objective.

Fund objectives:

  CIF Core Equity Fund, CIF Small Cap Growth Fund, CIF Small Cap Value Fund, and CIF International Equity Fund seek to provide long-term capital appreciation.

  CIF Core Plus Bond Fund seeks to provide high current income and price appreciation.

  CIF Inflation-Indexed Bond Fund seeks to maximize real return to the extent consistent with preservation of capital and liquidity.

  CIF Low Duration Bond Fund seeks to preserve capital and provide higher total return than is generally obtainable from money market instruments.

  CIF Short Duration Fund seeks to provide current interest income with some price appreciation, each consistent with liquidity and safety of principal.

2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions in the preparation of the financial statements. Actual results could differ from these estimates or assumptions.

  The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America, and are consistently followed by the Company in the preparation of its financial statements:

SECURITY VALUATION
Equity securities listed on securities exchanges are valued at last sale prices except for those securities reported through the NASDAQ system which use the NASDAQ Official Closing Price. Unlisted equity securities or listed equity securities for which last sale prices are not available are valued at last quoted bid prices. Corporate debt securities and debt securities of the U.S. Government and its agencies (other than short-term investments which mature in less than sixty days) are valued by an independent pricing service approved by the Board of Directors, which utilizes market quotations and transactions, quotations from dealers and various relationships among securities in determining value. If not valued by a pricing service, such securities are valued at prices obtained from independent brokers. Investments with prices that cannot be readily obtained are carried at fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Board of Directors. Short-term investments with an original maturity of 60 days or less are valued at amortized cost which approximates market value. Options are generally valued at the last trade price or close price. If the last trade price is not available, bid price is used.

SECURITY TRANSACTIONS AND INVESTMENT INCOME
Security transactions are recorded as of trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income, including amortization of premium and accretion of discount on securities, is accrued daily. Dividend income is recorded on the ex-dividend date. Foreign income and foreign capital gains realized on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Gains and losses realized on prepayments received on mortgage-related securities are recorded in interest income. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods.

REVISION OF FINANCIAL INFORMATION
Certain amounts in the Statements of Changes in Net Assets for the year ended April 30, 2002 have been revised from those previously reported. The Company reclassified amounts relating to the amortization of premiums on U.S. Treasury Inflation Indexed investments held by the CIF Inflation-Indexed Bond Fund. Net investment income was increased by $1,240,978 ($0.05 per share), and net realized gains from transactions on investments and net change in unrealized appreciation on investments were decreased by $109,493 and $1,131,485, respectively (a total of $0.05 per share). Additionally, the ratios of net investment income to average net assets increased by 0.45%. This reclassification has no effect on net assets or the net increase in net assets resulting from operations.

DISTRIBUTIONS TO SHAREHOLDERS
Dividends to shareholders resulting from net investment income are recorded on the ex-dividend date. The dividends are paid quarterly for CIF Core Equity Fund, CIF Small Cap Growth Fund, CIF Small Cap Value Fund and CIF International Equity Fund, and monthly for CIF Core Plus Bond Fund, CIF Inflation-Indexed Bond Fund, CIF Low Duration Bond Fund and CIF Short Duration Fund. Net realized capital gains, if any, are distributed at least annually. Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses, including "Post-October Losses" and losses deferred due to wash sales; and permanent differences due to differing treatments for foreign currency transactions and non-taxable dividends. Any taxable income or gain remaining at fiscal year end is distributed in the following year. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among the components of capital. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Permanent book-tax differences, if any, are not included in ending undistributed net investment income for the purpose of calculating net investment income per share in the Financial Highlights.

  For the year ended April 30, 2003, the Funds reclassified the following book to tax basis differences:

                                              UNDISTRIBUTED         ACCUMULATED
                                             NET INVESTMENT        NET REALIZED          PAID-IN
FUND                                                 INCOME           GAIN/LOSS          CAPITAL
------------------------------------------------------------------------------------------------
CIF Core Equity Fund                        $           (76)    $            76       $        -
CIF Small Cap Growth Fund                           406,190               4,164         (410,354)
CIF Small Cap Value Fund                             (6,831)              6,786               45
CIF International Equity Fund                       907,193            (907,193)               -
CIF Core Plus Bond Fund                              48,845             (48,845)               -

SWAP AGREEMENTS
Certain Funds may enter into swap agreements to exchange one return or cash flow for another return or cash flow in order to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Realized gains or losses on maturity or termination of interest rate swaps are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the value reported in the Statement of Assets and Liabilities may differ from that which would be realized in the event the Fund terminated its position in the agreement. Credit risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received and/or favorable movements in the value of the underlying security, if any, at the date of default. Risks also arise from potential for losses from adverse market movements; and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities. The Funds entered into no such agreements during the year ended April 30, 2003.

WHEN-ISSUED/DELAYED DELIVERY SECURITIES
The Funds may purchase or sell securities on a when-issued or delayed delivery basis. Securities traded on a when-issued basis are traded for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the purchaser prior to delivery. Purchasing or selling securities on a when-issued or delayed delivery basis involves the risk that the market price at the time of delivery may be lower or higher than the agreed upon price, in which case an unrealized loss may be incurred at the time of delivery.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

  -- investments, other assets and liabilities -- at the prevailing rates of exchange on the valuation date;

  -- investment transactions, investment income and expenses -- at the prevailing rates of exchange on the dates of such transactions.

  Although the net assets of the Funds are presented at the foreign exchange rates and market prices at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

  Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign taxes recorded on each of the Fund's books and the U.S. dollar equivalent of amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in net unrealized foreign currency gains (losses) for the period is reflected in the Statement of Operations.

  Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of government supervision and regulation of foreign securities markets and the possibility of political or economic instability.

FOREIGN CURRENCY CONTRACTS
Certain Funds may enter into foreign currency contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency rates and, in certain situations, to gain exposure to foreign currencies. A foreign currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. The value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in value is recorded by the Funds as unrealized gain or loss. The Funds record realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Credit risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gains on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. See Schedules of Investments for all open forward foreign currency contracts at April 30, 2003.

FUTURES
Certain Funds may use futures contracts in order to manage their exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index or instrument. Futures contracts (for which cash, government securities or other high grade liquid investments is pledged as collateral with brokers or custodians as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date the contract was entered into and the value at closing is recorded as realized gains or losses in the Statement of Operations.

  Futures contracts involve market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of hedged investments. See Schedules of Investments for all open futures contracts at April 30, 2003.

PURCHASED AND WRITTEN OPTIONS
Certain Funds may write covered call and put options on portfolio securities and other financial instruments. Premiums are received and are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain or loss. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, a Fund, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price. The writer for an option may incur losses in excess of the amounts included in the Statement of Assets and Liabilities.

  Certain Funds may purchase call and put options on their portfolio securities or other financial instruments. The Funds may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Funds may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written put positions. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Funds and the prices of options relating to the securities purchased or sold by the Funds and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option. See Schedules of Investments for all open option contracts at April 30, 2003.

3. INVESTMENT ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS
The Company has retained the services of Commonfund Asset Management Company, Inc. ("COMANCO"), an indirect wholly owned subsidiary of The Common Fund for Nonprofit Organizations ("Commonfund"), as investment manager. COMANCO exercises overall responsibility for supervision of the investment program for the Funds but has contracted out the day-to-day management of the investment operations of the Funds to sub-advisers, who are compensated by COMANCO. As compensation for the services rendered by COMANCO under the investment advisory agreement with the Company, COMANCO receives a fee from the Funds, which is computed daily and generally paid quarterly. The Funds pay COMANCO an annual fee shown as a percentage of average net assets for its services, as follows:

FUND                                                 EFFECTIVE RATE
-------------------------------------------------------------------
CIF Core Equity Fund                                           0.45%
CIF Small Cap Growth Fund                                      0.90%
CIF Small Cap Value Fund                                       0.90%
CIF International Equity Fund                                  0.70%
CIF Core Plus Bond Fund                                        0.35%
CIF Inflation-Indexed Bond Fund                         0.15 - 0.35%*
CIF Low Duration Bond Fund                                     0.30%
CIF Short Duration Fund                                        0.19%

* The Investment Advisory Fees vary with Fund performance. The total advisory fee payable by the Fund will be 0.25% (25 basis points) per annum of assets under management if the return of the Fund is 50 basis points above the Lehman U.S. TIPS Index for the prior twelve months ("fulcrum point"), and will vary upwards or downwards by an amount equal to 20% of any performance above or below the fulcrum point. In no event will the fee exceed 35 basis points or decline below 15 basis points.

  The Company and Investors Bank & Trust Company ("IBT Co.") have entered into an administration agreement (the "Administration Agreement"), a custodian agreement and a transfer agency and service agreement, pursuant to which IBT Co. will provide general fund administration services to the Funds including, fund administration, fund accounting, custody and transfer agent services.

  The Company has entered into a distribution agreement with Commonfund Securities, Inc. ("Commonfund Securities"), an indirect wholly owned subsidiary of Commonfund and an affiliate of COMANCO, to serve as principal distributor for shares of each Fund. COMANCO has agreed to pay Commonfund Securities for services rendered to the Company and thus the Funds are not charged for these services.

  The Company will pay each Director, other than Directors that are officers of COMANCO, an annual fee of $12,000 plus reimbursement of out-of-pocket expenses.

4. PRINCIPAL SHAREHOLDERS
The following table shows certain concentrations of principal shareholders of each Fund as of April 30, 2003. Investment activities of these shareholders could have a material effect on the Fund

                                               SHAREHOLDERS
                                       HOLDING IN EXCESS OF                    TOTAL%
                                              10% OF FUND'S                  OWNED BY                    TOTAL%
                                         OUTSTANDING SHARES                 PRINCIPAL              OWNERSHIP BY
FUND                             ("PRINCIPAL SHAREHOLDERS")              SHAREHOLDERS                COMMONFUND
---------------------------------------------------------------------------------------------------------------
CIF Core Equity Fund                                      1                      47.9%                     47.9%
CIF Small Cap Growth Fund                                 1                      90.3%                     90.3%
CIF Small Cap Value Fund                                  1                      91.1%                     91.1%
CIF International Equity Fund                             2                      72.1%                     56.5%
CIF Core Plus Bond Fund                                   2                      70.4%                     54.9%
CIF Inflation-Indexed Bond Fund                           3                      72.3%                     37.4%
CIF Low Duration Bond Fund                                2                      99.8%                     79.8%
CIF Short Duration Fund                                   4                      51.6%                      2.3%

5. EXPENSE LIMITATIONS AND UNDERTAKINGS
COMANCO has contractually agreed that it will waive its fee or reimburse the Funds for expenses so long as it serves as investment manager of a Fund to the extent necessary to maintain each individual Fund's total operating expenses from exceeding a certain percentage of average daily net assets per year stated in the following table. This agreement may be amended only with the approval of the Board of Directors of the Company.

                                                MAXIMUM OPERATING
                                               EXPENSES AS A % OF
FUND                                     AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
CIF Core Equity Fund                                         0.55%
CIF Small Cap Growth Fund                                    1.00%
CIF Small Cap Value Fund                                     1.00%
CIF International Equity Fund                                0.80%
CIF Core Plus Bond Fund                                      0.45%
CIF Inflation-Indexed Bond Fund                              0.25%*
CIF Low Duration Bond Fund                                   0.40%
CIF Short Duration Fund                                      0.25%

* COMANCO has contractually agreed to waive fees and to reimburse expenses, so long as it serves as Investment Manager to the Fund, in order to keep Other Expenses from exceeding 10 basis points of average daily net assets. This fee waiver and expense reimbursement agreement may be amended or terminated only with the consent of the Board of Directors. The Investment advisory fees paid for the year ended April 30, 2003 were equal to 0.15% of average net assets, but can vary from 0.15%-0.35% as more fully described in Note 3.

6. FEDERAL TAXES
Each Fund intends to continue to qualify as a "Regulated Investment Company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, a Fund will not be subject to Federal income taxes to the extent that it distributes all of its taxable income and net realized gains, if any, for its fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, a Fund will not be subject to Federal excise tax. Therefore, no Federal income tax provision is required.

  Certain losses incurred by a Fund between November 1 and April 30 may be deferred until the Fund's next fiscal year. Such losses are referred to as "Post-October Losses." CIF Core Equity Fund, CIF Small Cap Growth Fund, CIF Small Cap Value Fund and CIF International Equity Fund have elected to defer to May 1, 2003 Post-October Capital Losses of $8,814,990, $6,943,347, $3,548,247
and $5,286,857, respectively.

  At April 30, 2003, the Funds, for Federal income tax purposes, had capital loss carryovers which will reduce the Funds' taxable income arising from net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any tax liability for federal income tax. The capital loss carryovers are as follows:

FUND                                         AMOUNT  EXPIRATION DATE
--------------------------------------------------------------------
CIF Core Equity Fund                   $  7,131,846   April 30, 2010
CIF Core Equity Fund                      9,847,829   April 30, 2011
CIF Small Cap Growth Fund                 7,246,102   April 30, 2010
CIF Small Cap Growth Fund                17,438,103   April 30, 2011
CIF Small Cap Value Fund                  8,259,882   April 30, 2011
CIF International Equity Fund             8,966,747   April 30, 2010
CIF International Equity Fund             5,540,486   April 30, 2011

  The tax character of distributions paid during the year ended April 30, 2003 was as follows:

                                           ORDINARY       LONG TERM
FUND                                         INCOME    CAPITAL GAIN  RETURN OF CAPITAL
--------------------------------------------------------------------------------------
CIF Core Equity Fund                   $  1,435,841  $            -  $               -
CIF Small Cap Value Fund                  2,865,843       1,593,609                  -
CIF International Equity Fund             1,911,078               -                  -
CIF Core Plus Bond Fund                   7,629,283         430,184                  -
CIF Inflation-Indexed Bond Fund          19,319,571       3,520,875                  -
CIF Low Duration Bond Fund                4,542,757               -                  -
CIF Short Duration Fund                   1,250,984             629                  -

  The tax character of distributions paid during the year ended April 30, 2002 was as follows:

                                           ORDINARY       LONG TERM
FUND                                         INCOME    CAPITAL GAIN  RETURN OF CAPITAL
--------------------------------------------------------------------------------------
CIF Core Equity Fund                   $    839,722  $            -  $               -
CIF Small Cap Growth Fund                         -               -                  -
CIF Small Cap Value Fund                  4,578,336               -                  -
CIF International Equity Fund             1,101,904               -                  -
CIF Core Plus Bond Fund                   9,624,002          38,203                  -
CIF Inflation-Indexed Bond Fund          20,091,177               -                  -
CIF Low Duration Bond Fund                6,269,123               -                  -
CIF Short Duration Fund                   1,988,234               -                  -

  As of April 30, 2003, the components of distributable earnings on a tax basis were as follows:

                                                          LONG TERM
                                                       CAPITAL GAIN         UNREALIZED
                                      UNDISTRIBUTED   (CAPITAL LOSS       APPRECIATION
FUND                                ORDINARY INCOME      CARRYOVER)    (DEPRECIATION)*
--------------------------------------------------------------------------------------
CIF Core Equity Fund                $        15,983  $  (25,794,665) $     (11,274,598)
CIF Small Cap Growth Fund                         -     (31,627,552)         2,322,591
CIF Small Cap Value Fund                          -     (11,808,129)             3,390
CIF International Equity Fund             1,575,974     (19,794,090)       (14,650,447)
CIF Core Plus Bond Fund                   2,741,700         302,276          4,725,143
CIF Inflation-Indexed Bond Fund           1,999,807       2,084,299          9,200,237
CIF Low Duration Bond Fund                  279,835          59,588           (158,198)
CIF Short Duration Fund                      38,023             173             55,211

* Includes unrealized appreciation (depreciation) on investments, derivatives, and foreign currency denominated assets and liabilities, if any.

  At April 30, 2003, the cost of securities for Federal income tax purposes and the unrealized appreciation (depreciation) of investments for Federal income tax purposes for each Fund were as follows:

                                                                                                               NET UNREALIZED
                                                  FEDERAL            GROSS            GROSS   NET UNREALIZED    APPRECIATION/
                                                   INCOME       UNREALIZED       UNREALIZED    APPRECIATION/   (DEPRECIATION)
FUND                                             TAX COST     APPRECIATION   (DEPRECIATION)   (DEPRECIATION)   ON DERIVATIVES
-----------------------------------------------------------------------------------------------------------------------------
CIF Core Equity Fund                      $   161,706,379  $     2,510,869  $   (13,785,527) $   (11,274,658) $             -
CIF Small Cap Growth Fund                      51,992,550        4,351,893       (2,029,302)       2,322,591                -
CIF Small Cap Value Fund                       62,390,144        3,754,438       (3,751,048)           3,390                -
CIF International Equity Fund                 130,570,754        3,899,587      (18,550,034)     (14,650,447)         174,026
CIF Core Plus Bond Fund                       153,033,625        6,422,283       (1,697,140)       4,725,143         (343,441)
CIF Inflation-Indexed Bond Fund               140,492,406        9,205,375           (5,138)       9,200,237           42,891
CIF Low Duration Bond Fund                     92,250,245        1,003,684       (1,161,882)        (158,198)               -
CIF Short Duration Fund                        69,037,979          130,454          (75,243)          55,211                -

7. INVESTMENT TRANSACTIONS
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the year ended April 30, 2003 were as follows:

LONG-TERM PURCHASES

FUND                             U.S. GOVERNMENT   NON-U.S. GOVERNMENT            TOTAL
---------------------------------------------------------------------------------------
CIF Core Equity Fund             $             -  $        130,270,270  $   130,270,270
CIF Small Cap Growth Fund                      -            86,166,813       86,166,813
CIF Small Cap Value Fund                       -           131,456,215      131,456,215
CIF International Equity Fund                  -            97,551,273       97,551,273
CIF Core Plus Bond Fund              219,114,905           469,848,644      688,963,549
CIF Inflation-Indexed Bond Fund      154,262,428                     -      154,262,428
CIF Low Duration Bond Fund            85,919,272            21,047,810      106,967,082
CIF Short Duration Fund               15,115,913            28,196,494       43,312,407

LONG-TERM SALES

FUND                             U.S. GOVERNMENT   NON-U.S. GOVERNMENT            TOTAL
---------------------------------------------------------------------------------------
CIF Core Equity Fund             $             -   $        90,024,344  $    90,024,344
CIF Small Cap Growth Fund                      -            82,148,818       82,148,818
CIF Small Cap Value Fund                       -           131,278,002      131,278,002
CIF International Equity Fund                  -            57,990,400       57,990,400
CIF Core Plus Bond Fund              258,197,470           466,093,047      724,290,517
CIF Inflation-Indexed Bond Fund      287,723,887                     -      287,723,887
CIF Low Duration Bond Fund            82,604,499            34,577,921      117,182,420
CIF Short Duration Fund                9,222,151            29,554,158       38,776,309

8. WRITTEN OPTIONS
The following table summarizes the written option transactions for CIF Core Plus Bond Fund and CIF Inflation-Indexed Bond Fund for the year ended April 30, 2003:

  CIF Core Plus Bond Fund

                                                     PUTS                       CALLS
------------------------------------------------------------------------------------------------
                                             CONTRACTS      PREMIUMS     CONTRACTS      PREMIUMS
------------------------------------------------------------------------------------------------
Outstanding, beginning of period                   129  $    113,230           155  $    106,738
Options written                                    502       434,439        17,680       296,962
Options exercised                                    0             0        17,420        30,026
Options expired                                    112        89,620            35        41,904
Options sold                                       467       403,997           347       305,919
Outstanding, end of period                          52  $     54,052            33  $     25,851

  CIF Inflation-Indexed Bond Fund

                                                     PUTS                       CALLS
-------------------------------------------------------------------------------------------------
                                             CONTRACTS      PREMIUMS     CONTRACTS       PREMIUMS
-------------------------------------------------------------------------------------------------
Outstanding, beginning of period                     0    $        0             0   $          0
Options written                                      0             0           506        388,875
Options sold                                         0             0           314        256,709
Outstanding, end of period                           0    $        0           192   $    132,166

9. FINANCIAL INSTRUMENTS WITH CONCENTRATIONS OF CREDIT RISK
Certain Funds invests in various fixed and adjustable rate mortgage-related securities. Yields on mortgage-related securities are affected by prevailing interest rates, prepayment rates and other factors, which are influenced by a variety of economic, geographic, social and other factors. The Fund may invest a significant portion of its portfolio in various financial service issuers and in asset-backed securities collateralized by auto loans, credit card receivables or mortgages.

10. CONTINGENCIES AND COMMITMENTS
In the normal course of business the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

11. SUBSEQUENT EVENT
At its meeting held on June 9, 2003, the Board of Directors of the Company unanimously approved (1) a motion authorizing the liquidation of the CIF Small Cap Growth and Value Funds no later than August 31, 2003, and (2) a motion authorizing the filing with the S.E.C. of an amendment to the Company's Registration Statement to add a new series of shares, the CIF Small Cap Fund. The amendment was filed with the S.E.C. on June 11, 2003, and is scheduled to be effective on August 28, 2003.

REPORT OF INDEPENDENT AUDITORS FOR COMMONFUND INSTITUTIONAL FUNDS


[PRICEWATERHOUSECOOPERS LOGO]

To the Board of Directors and the Shareholders of Commonfund Institutional Funds


In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights, after the revisions described in Note 2, present fairly, in all material respects, the financial position of CIF Core Equity Fund, CIF Small Cap Growth Fund, CIF Small Cap Value Fund, CIF International Equity Fund, CIF Core Plus Bond Fund, CIF Inflation-Indexed Bond Fund, CIF Low Duration Bond Fund and CIF Short Duration Fund (collectively Commonfund Institutional Funds, referred to as the "Funds") at April 30, 2003, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2003 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for our opinion.

As described in Note 11 to the financial statements, the Board of Directors of the Company unanimously approved a motion authorizing the liquidation of the CIF Small Cap Growth Fund and CIF Small Cap Value Fund.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
New York, New York
June 17, 2003

FEDERAL TAX INFORMATION (UNAUDITED)
For corporate shareholders, a portion of the ordinary dividends paid during the Fund's year ended April 30, 2003 qualified for the dividends received deduction, as follows:

FUND                                             AMOUNT
-------------------------------------------------------
CIF Core Equity Fund                             100.00%
CIF Small Cap Value Fund                          22.77%

  CIF International Equity Fund paid foreign taxes available for pass through to shareholders of $299,140 or $0.01690 per share, and the Fund recognized $2,703,860 of gross foreign source income during the year ended April 30, 2003.

  CIF Small Cap Value Fund, CIF Core Plus Bond Fund, CIF Inflation-Indexed Bond Fund, and CIF Short Duration Fund have designated $1,593,609, $430,184, $3,520,875 and $629 of its current year distributions as capital gain distributions.

  The following are estimates of qualified dividend income received by the funds through April 30, 2003:

FUND                                             AMOUNT
-------------------------------------------------------
CIF Core Equity Fund                       $    747,138
CIF Small Cap Value Fund                        165,128
CIF International Equity Fund                 1,301,109

DIRECTORS AND OFFICERS (UNAUDITED)

The following table lists the Company's directors and officers, their address and age, their position with the Company, the length of time holding that position with the Company, their principal occupation(s) during the past five years, the number of portfolios in the fund complex they oversee, and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Company's Statement of Additional Information includes additional information about the Company's directors and is available, without charge, upon request by calling 1-888-TCF-MAIN or by writing The Commonfund, 15 Old Danbury Road, Wilton, CT 06897-0812.

                                     NUMBER OF
                                 PORTFOLIOS IN
                                  FUND COMPLEX   POSITION(S) WITH
                                      OVERSEEN   COMPANY AND TERM   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS AND
NAME, ADDRESS AND AGE              BY DIRECTOR          OF OFFICE   OTHER DIRECTORSHIPS HELD
------------------------------   -------------   ----------------   --------------------------------------------------------------
INDEPENDENT DIRECTORS

John B. Carroll                              8     Director since   President of GTE (Verizon) Investment Management Corporation
J2025 Main Street                                           1999.   (communications) (1984-1997); Vice President of Investment
Ridgefield, CT 06877                                                Management for GTE (Verizon) Corporation (communications)
Age: 67                                                             (1984-2000).

                                                                    Trustee of iShares Trust and Director of iShares, Inc. since
                                                                    1996; and Director of the J.P. Morgan Private Equity Funds
                                                                    since 1998. Formerly, Trustee and Member of the Executive
                                                                    Committee of Commonfund (1991-1997).

Louis W. Moelchert, Jr.                      8     Director since   President & Owner of Private Advisor, LLC (investments)
3712 Berrington Bridge Place                                1999.   since 1996; President of Spider Management Co. (investments)
Richmond, VA 23223                                                  since 2000; and employed by the University of Richmond as
Age: 61                                                             Vice President for Business and Finance from 1975 through
                                                                    1997, and as Vice President for Investments since 1997.

                                                                    Member of the Board of Trustees of Commonfund as Vice
                                                                    Chairman from 1991 through 1993 and as Chairman from 1994
                                                                    through 1998.

Jerald L. Stevens                            8     Director since   Consultant in the areas of investment and financial
1246 Old Stage Road                                         1999.   management to a range of clients including American Express,
Chester, VT 05143                                                   Rockefeller & Company, James Wolfenson & Co., Indiana
Age: 62                                                             University and Xerox Financial Services.

                                                                    Formerly, Trustee of the Hospital Fund, Inc. (1991-1999),
                                                                    and Chairman (1995-1999).

INTERESTED DIRECTORS(1)

Robert L. Bovinette                          8       Director and   President and Chief Executive Officer of Commonfund since
Commonfund Institutional Funds                          President   1996; Trustee of Commonfund, 1996 to present (EX OFFICIO)
15 Old Danbury Road                                   since 1999.   and 1982 to 1994 (Chair, 1986 to 1990).
P.O. Box 812
Wilton, CT 06897-0812                                               Chairman of the Board of Directors of the Investment Manager
Age: 63                                                             since 1999; Chairman of the Board of Commonfund Realty Inc.
                                                                    since 1998, and Director of Commonfund Capital, Inc. since
                                                                    1998 (Chair of the Board since 2001, and Chair of the
                                                                    Executive Committee of the Board from 1998 through 2001).

David M. Lascell, Esq.                       8     Director since   Partner in the law firm of Harter, Secrest & Emery, LLP
330 Allens Creek Road                                       2000.   since 2000; part owner, Director, Vice President and General
Rochester, NY 14618                                                 Counsel of AWH Corporation; and Trustee and Treasurer of
Age: 62                                                             Grove City College. Partner in the law firm of Hallenbeck,
                                                                    Lascell et. al. (1991-2000).

                                                                    Trustee of Commonfund since 1990 and currently the Chair of
                                                                    Commonfund; and Honorary Trustee of Wells College.

PRINCIPAL OFFICERS

John W. Auchincloss                          8    Secretary since   General Counsel and Secretary of Commonfund since 2000 and
Commonfund Institutional Funds                              1999.   Assistant/Associate General Counsel from 1996-2000.
15 Old Danbury Road
P.O. Box 812
Wilton, CT 06897-0812
Age: 44

Jill Grossberg                               8          Assistant   Director and Counsel of Mutual Fund Administration at
Investors Bank & Trust Company                          Secretary   Investors Bank & Trust Co since 2000. Associate Counsel at
200 Clarendon Street                                  since 2000.   Putnam Investments, Inc. (investments) from 1995 to 2000.
P.O. Box 9130
Boston, MA 02116
Age: 57

Victoria McFarlane                           8          Assistant   Director of Fund Administration at Investors Bank & Trust Co
Investors Bank & Trust Company                          Treasurer   since 2002. Assistant Vice President at MFS Investment
200 Clarendon Street                                  since 2003.   Management (1998-2002).
P.O. Box 9130
Boston, MA  02116
Age: 36

                                     NUMBER OF
                                 PORTFOLIOS IN
                                  FUND COMPLEX   POSITION(S) WITH
                                      OVERSEEN   COMPANY AND TERM   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS AND
NAME, ADDRESS AND AGE              BY DIRECTOR          OF OFFICE   OTHER DIRECTORSHIPS HELD
------------------------------   -------------   ----------------   --------------------------------------------------------------
Susan C. Mosher                              8          Assistant   Senior Director and Senior Counsel of Mutual Fund
Investors Bank & Trust Company                          Secretary   Administration at Investors Bank & Trust Co since 1995.
200 Clarendon Street                                  since 1999.
P.O. Box 9130
Boston, MA  02116
Age: 48

Verne Sedlacek                               8          Treasurer   Executive Vice President and Chief Operating Officer of
Commonfund Institutional Funds                        since 2003.   Commonfund since 2002. Trustee of Commonfund Capital
15 Old Danbury Road                                                 (1999-2000). President and Chief Operating Officer of John
P.O. Box 812                                                        W. Henry Company (1998-2001).
Wilton, CT  06897-0812
Age: 48

James P. Feeney                              8     Vice President   Director of Compliance of Commonfund since 1999. Compliance
Commonfund Institutional Funds                        since 2002.   Manager at Prudential Insurance Company of America (1997 to
15 Old Danbury Road                                                 1999).
P.O. Box 812
Wilton, CT  06897-0812
Age: 39

----------
(1) Messrs. Bovinette, Lascell and Sedlacek are "interested persons" of the Company (as such term is defined in the 1940 Act) by virtue of their employment with Commonfund. The Investment Manager is an indirect, wholly owned subsidiary of Commonfund.

INVESTMENT MANAGERS

COMMONFUND INSTITUTIONAL FUNDS

CIF CORE EQUITY FUND
Advanced Investment Technology, Inc., Clearwater, FL
Iridian Asset Management LLC, Westport, CT
John A. Levin & Co., Inc., New York, NY
Marsico Capital Management LLC, Denver, CO
SSgA Funds Management, Inc., one of the State Street Global Advisor
   Companies, Boston, MA

CIF SMALL CAP GROWTH FUND
Artisan Partners, L.P., Milwaukee, WI
Constitution Research & Management, LLC, Boston, MA
SSgA Funds Management, Inc., one of the State Street Global Advisor
   Companies, Boston, MA
Veredus Asset Management, LLC, Louisville, KY

CIF SMALL CAP VALUE FUND
High Rock Capital LLC, Boston, MA
Skyline Asset Management, L.P., Chicago, IL
SSgA Funds Management, Inc., one of the State Street Global Advisor
   Companies, Boston, MA

CIF INTERNATIONAL EQUITY FUND
Capital Guardian Trust Company, Los Angeles, CA
Grantham, Mayo, Van Otterloo & Co., LLC, Boston, MA
TT International Advisors, Inc., London, England

CIF CORE PLUS BOND FUND
BlackRock Advisors, Inc., New York, NY
Western Asset Management Company, Pasadena, CA

CIF INFLATION-INDEX BOND FUND
Western Asset Management Company, Pasadena, CA

CIF LOW DURATION BOND FUND
Metropolitan West Asset Management Company, Los Angeles, CA
Seix Investment Advisors, Woodcliff Lake, NJ

CIF SHORT DURATION FUND
Wellington Management Company, LLP, Boston, MA
Western Asset Management Company, Pasadena, CA

CUSTODIAN
INVESTORS BANK & TRUST COMPANY, BOSTON, MA

                              Commonfund                      Tel 888-TCF-MAIN
                              15 Old Danbury Road             Tel 203-563-5000
                              P.O. Box 812                    www.commonfund.org
                              Wilton, CT 06897-0812

COMMONFUND
      INVESTED IN YOUR SUCCESS.

ITEM 2. CODE OF ETHICS. Not applicable to this filing.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable to this filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEMS 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) Within the 90-day period immediately preceding the filing of this Report, the registrant's Chief Executive Officer and Principal Financial Officer has each evaluated the effectiveness of the registrant's "Disclosure Controls and Procedures" and has concluded that they were effective. As such term is used above, the registrant's Controls and Procedures are controls and other procedures of the registrant that are designed to ensure that information required to be disclosed by the registrant in the reports that it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported, within the time periods specified in the Securities and Exchange Commission's rules and forms. Disclosure Controls and Procedures include, without limitation, controls and procedures designed to ensure that information required to be disclosed by the registrant in such reports is accumulated and communicated to the registrant's management, including its principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

     (a) Code of ethics - Not applicable to this filing.

     (b) Certifications attached

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          Commonfund Institutional Funds
          ----------------------------------------------------------------------

                By:                /s/ Verne Sedlacek
                   -------------------------------------------------------------
                       Verne Sedlacek, President and Chief Executive Officer

Date    July 7, 2003
     -----------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                By:                /s/ Verne Sedlacek
                   -------------------------------------------------------------
                        Verne Sedlacek, President and Chief Executive Officer

Date    July 7, 2003
     -----------------

                By:                /s/ Peter Kirby
                   -------------------------------------------------------------
                                      Peter Kirby, Treasurer

Date    July 7, 2003
    ------------------